AB Municipal Income Shares

Portfolio of Investments

January 31, 2026 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.8%
Long-Term Municipal Bonds – 99.1%
Alabama – 7.6%
Alabama Highway Authority (Alabama Highway Authority) AG Series 2025 5.00%, 09/01/2044	$	2,000	$2,187,272
5.00%, 09/01/2045		5,500	5,945,276
Black Belt Energy Gas District (Athene Annuity & Life Co.) Series 2024-A 5.25%, 05/01/2055		8,000	8,630,386
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055		53,960	58,276,859
Series 2025-E 5.00%, 12/01/2055		35,655	38,231,847
Black Belt Energy Gas District (Canadian Imperial Bank of Commerce) Series 2026-B 5.00%, 12/01/2034(a)		38,815	42,194,929
Black Belt Energy Gas District (Citadel LP) Series 2025-C 5.50%, 11/01/2056(b)		60,150	64,624,198
Black Belt Energy Gas District (Forethought Life Insurance) Series 2025-B 5.00%, 10/01/2035		7,480	7,799,338
Black Belt Energy Gas District (Goldman Sachs Group) Series 2022-F 5.50%, 11/01/2053		15,500	16,387,005
Series 2023-2 5.25%, 01/01/2054(b) (c)		46,865	50,164,015
Series 2023-C 5.50%, 10/01/2054		22,390	24,671,776
Series 2023-D 4.302% (SOFR + 1.85%), 06/01/2049(d)		20,500	21,011,024
Series 2024-B 5.00%, 10/01/2055		45,305	48,792,022
Series 2025-G 5.00%, 10/01/2035		35,935	38,622,004
Black Belt Energy Gas District (Morgan Stanley) Series 2022-2 5.73%, 02/01/2053(b) (c)		10,000	10,405,624
Series 2022-C 5.25%, 02/01/2053		47,525	50,103,825
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052		17,325	17,698,608
Black Belt Energy Gas District (Pacific Life Insurance) Series 2024-C 5.00%, 05/01/2055		31,900	34,267,695

	Principal Amount (000)		U.S. $ Value

Series 2025-D 5.00%, 12/01/2055	$	24,850	$26,646,899
Series 2026-F 5.00%, 12/01/2035		27,745	29,945,117
Black Belt Energy Gas District (Royal Bank of Canada) Series 2023-2 5.25%, 12/01/2053(b) (c)		22,380	24,130,823
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.25%, 10/01/2049		8,500	8,830,743
5.50%, 10/01/2053		1,110	1,164,212
Energy Southeast A Cooperative District (Goldman Sachs Group) Series 2025-A 5.00%, 11/01/2035		20,830	22,389,363
Energy Southeast A Cooperative District (Morgan Stanley) Series 2023-A 4.502% (SOFR + 2.05%), 11/01/2053(d)		16,000	16,282,210
5.50%, 11/01/2053(c)		17,645	19,245,610
Series 2023-B 4.652% (SOFR + 2.20%), 04/01/2054(d)		10,000	10,233,364
Series 2024-B 5.25%, 07/01/2054		41,865	45,421,809
Homewood Educational Building Authority (CHF - Horizons II LLC) Series 2024 5.00%, 10/01/2056		1,200	1,119,988
5.50%, 10/01/2049		4,500	4,562,115
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016 5.00%, 02/01/2036		5,000	5,003,855
5.00%, 02/01/2041		5,000	5,000,085
Series 2021 4.00%, 02/01/2046		11,640	10,269,457
Jefferson County Board of Education/AL (Jefferson County Board of Education/AL) Series 2018 5.00%, 02/01/2039		5,000	5,148,081
5.00%, 02/01/2046		23,280	23,521,320
Lower Alabama Gas District (The) (Goldman Sachs Group) Series 2016-A 5.00%, 09/01/2031		2,235	2,418,874
Mobile County Industrial Development Authority (ArcelorMittal SA) Series 2024 4.75%, 12/01/2054		9,980	9,249,939
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2024 5.00%, 06/01/2049		38,405	41,112,188

	Principal Amount (000)		U.S. $ Value

Southeast Alabama Gas Supply District (The) (Pacific Life Insurance) Series 2024-A 5.00%, 08/01/2054	$	50,275	$53,903,930
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056		80,315	83,612,389
Southeast Energy Authority A Cooperative District (BP PLC) Series 2025-F 5.25%, 11/01/2055		66,545	73,080,770
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035		32,725	34,837,278
Southeast Energy Authority A Cooperative District (Goldman Sachs Group) Series 2022-B 5.00%, 05/01/2053		14,520	15,119,952
Southeast Energy Authority A Cooperative District (JPMorgan Chase & Co.) Series 2025-E 5.00%, 10/01/2030		103,845	112,745,212
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051		15,000	15,124,380
Series 2022-2 6.00%, 01/01/2053(b) (c)		10,000	10,510,541
Series 2022-A 5.50%, 01/01/2053		7,620	8,147,461
Southeast Energy Authority A Cooperative District (New York Life Insurance) Series 2025 5.00%, 09/01/2035		25,740	28,368,317
Southeast Energy Authority A Cooperative District (Pacific Life Insurance) Series 2024-C 5.00%, 10/01/2055		10,000	10,790,996
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054		28,425	30,118,453
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 01/01/2054		10,000	10,589,803

			1,338,659,237

Alaska – 0.1%
Municipality of Anchorage AK (Municipality of Anchorage AK) Series 2024-A 4.50%, 02/01/2060		15,000	13,712,876

	Principal Amount (000)		U.S. $ Value

Municipality of Anchorage AK Solid Waste Services Revenue (Municipality of Anchorage AK Solid Waste Services Revenue) Series 2022-A 5.25%, 11/01/2062	$	3,000	$3,068,395
Northern Tobacco Securitization Corp. (Northern Tobacco Securitization) Series 2021-B Zero Coupon, 06/01/2066		14,575	1,634,079

			18,415,350

American Samoa – 0.1%
American Samoa Economic Development Authority (American Samoa Economic Development Authority) Series 2025-A 5.00%, 09/01/2032(b)		1,650	1,755,295
5.00%, 09/01/2034(b)		850	909,733
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(b)		8,315	8,872,443

			11,537,471

Arizona – 2.3%
Arizona Industrial Development Authority (AZIDA 2019-2) Series 2019-2, Class A 3.625%, 05/20/2033		12,371	12,392,635
Arizona Industrial Development Authority (Benjamin Franklin Charter School Obligated Group) Series 2023 4.43%, 07/01/2033(b)		520	521,917
5.25%, 07/01/2053(b)		1,000	920,915
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2020 4.00%, 11/01/2045		1,355	1,216,450
Series 2021 4.00%, 11/01/2051(b)		11,325	9,167,764
Series 2024 5.00%, 11/01/2054		8,205	8,251,262
Arizona Industrial Development Authority (Heritage Academy Laveen & Gateway Obligated Group) Series 2021 5.00%, 07/01/2051(b)		10,000	8,620,050
Arizona Industrial Development Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.75%, 03/01/2065(b)		13,935	14,107,415
6.875%, 03/01/2055(b)		19,875	20,397,406

	Principal Amount (000)		U.S. $ Value

Arizona Industrial Development Authority (KIPP Nashville Obligated Group) Series 2022-A 5.00%, 07/01/2047	$	750	$743,971
Arizona Industrial Development Authority (KIPP NYC Public Charter Schools) Series 2021-B 4.00%, 07/01/2051		1,000	830,060
4.00%, 07/01/2061		7,980	6,351,371
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.75%, 07/01/2030(e) (f) (g)		1,500	35,250
7.75%, 07/01/2050(e) (f) (g)		33,950	797,825
Series 2021-A 6.00%, 07/01/2051(e) (f) (g)		1,425	33,488
Arizona Industrial Development Authority (North Carolina Central University Project) BAM Series 2019 5.00%, 06/01/2049		785	788,633
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2018 5.75%, 07/15/2048(b)		2,500	2,500,480
Series 2020-A 4.00%, 07/15/2030(b)		1,185	1,192,799
4.00%, 07/15/2040(b)		4,180	3,945,481
Arizona Industrial Development Authority (San Tan Valley AH I LLLP) Series 2024-A 5.68%, 01/01/2043(b)		33,000	32,371,225
Series 2024-B 5.68%, 01/01/2043(b)		7,050	6,907,627
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042		3,900	3,979,347
5.00%, 09/01/2052		1,500	1,530,824
Series 2023 4.10%, 12/01/2037		6,000	6,074,674
Series 2024 4.00%, 06/01/2049		40,000	40,800,320
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.442%, 07/01/2032		5,000	4,458,615
2.542%, 07/01/2033		5,000	4,384,403
2.642%, 07/01/2034		6,795	5,867,546
2.742%, 07/01/2035		10,000	8,514,919
2.842%, 07/01/2036		13,000	10,927,432
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.321%, 07/01/2034		10,500	8,900,061
2.421%, 07/01/2035		10,325	8,612,093

	Principal Amount (000)		U.S. $ Value

Glendale Industrial Development Authority (Beatitudes Campus Obligated Group) Series 2017 5.00%, 11/15/2036	$	1,000	$888,827
Glendale Industrial Development Authority (Royal Oaks Life Care Community) Series 2016 5.00%, 05/15/2039		3,700	3,699,933
Industrial Development Authority of the City of Phoenix Arizona (The) (AZ GFF Tiyan LLC Lease) Series 2014 5.00%, 02/01/2029		11,205	11,204,868
Industrial Development Authority of the City of Phoenix Arizona (The) (BASIS Schools Obligated Group) Series 2015 5.00%, 07/01/2035(b)		2,000	2,000,872
Industrial Development Authority of the City of Phoenix Arizona (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044		3,875	3,875,141
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2049(e) (f) (g)		6,890	5,512,000
5.00%, 07/01/2055(e) (f) (g)		3,700	2,960,000
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre Obligated Group) Series 2022 5.625%, 11/15/2030(b)		800	800,879
6.875%, 11/15/2052(b)		7,000	7,481,950
7.00%, 11/15/2057(b)		2,915	3,123,543
La Paz County Industrial Development Authority (Harmony Public Schools) Series 2016 5.00%, 02/15/2036(b)		1,000	1,000,604
5.00%, 02/15/2046(b)		3,500	3,382,276
Maricopa County Industrial Development Authority (Arizona Autism Charter Schools Obligated Group) Series 2021 4.00%, 07/01/2061(b)		2,875	2,118,278
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School) Series 2018-A 6.00%, 07/01/2052(b)		19,500	19,576,403
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(b)		19,510	16,587,913
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2039		2,725	3,014,928

	Principal Amount (000)		U.S. $ Value

Maricopa County Industrial Development Authority (Legacy Traditional School Obligated Group) Series 2025 5.25%, 07/01/2045	$	1,385	$1,390,234
5.25%, 07/01/2050		2,000	1,950,909
5.25%, 07/01/2055		3,155	3,049,894
5.50%, 07/01/2060		2,200	2,183,290
Maricopa County Industrial Development Authority (Morrison Education Group Obligated Group) Series 2024-A 6.50%, 07/01/2054(b)		8,500	8,673,324
6.625%, 07/01/2059(b)		5,000	5,122,045
6.75%, 07/01/2063(b)		5,880	6,043,373
Maricopa County Industrial Development Authority (Valley Christian Schools) Series 2023 6.25%, 07/01/2053(b)		1,650	1,603,358
6.375%, 07/01/2058(b)		4,020	3,921,668
Salt River Project Agricultural Improvement & Power District (Salt River Project Agricultural Improvement & Power District) Series 2023-B 5.25%, 01/01/2053		10,000	10,516,822
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2032		10,945	12,022,128
5.00%, 12/01/2037		2,915	3,198,321
Sierra Vista Industrial Development Authority (Wake Preparatory Academy) Series 2025 6.50%, 06/15/2055		5,000	5,072,157
6.50%, 06/15/2060		7,000	7,077,791
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(b)		1,065	706,050
Yuma Industrial Development Authority (Yuma Regional Medical Center Obligated Group) Series 2024 5.25%, 08/01/2054		10,235	10,536,751
AG Series 2024 4.00%, 08/01/2054		2,500	2,227,480

			408,668,268

Arkansas – 0.4%
Arkansas Development Finance Authority (Baptist Memorial Health Care Obligated Group) Series 2020 5.00%, 09/01/2044		21,000	21,116,754
Arkansas Development Finance Authority (Hybar LLC) Series 2023 6.875%, 07/01/2048(b)		7,185	7,727,030
Series 2024 7.375%, 07/01/2048(b)		34,700	37,621,958

	Principal Amount (000)		U.S. $ Value

Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052	$	5,000	$5,013,276

			71,479,018

California – 13.9%
Alameda Corridor Transportation Authority (Alameda Corridor Transportation Authority) Series 2022-A 0.00%, 10/01/2048(h)		17,000	9,867,942
0.00%, 10/01/2049(h)		10,435	6,030,284
0.00%, 10/01/2050(h)		7,345	4,232,542
AG Series 2024 Zero Coupon, 10/01/2049		7,250	2,342,735
Zero Coupon, 10/01/2053		15,000	3,875,265
NATL Series 1999-1 Zero Coupon, 10/01/2031		3,000	2,551,352
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052		17,900	16,522,192
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(b)		26,000	23,342,836
Align Capital Series Trust 2025-1 (Align Capital Series Trust 2025-1) Series 2025-2 5.75%, 01/01/2052(b)		17,000	17,457,929
ARC70 II Trust (ARC70 II TRUST) Series 2021 4.00%, 12/01/2059		7,860	6,659,519
Series 2023 5.00%, 04/01/2065(b)		70,513	69,526,382
California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054		51,410	54,309,694
Series 2024C 5.00%, 08/01/2055		26,635	28,235,423
Series 2025C 5.00%, 12/01/2055		10,000	10,698,768
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2025-2 5.00%, 11/01/2055(b) (c)		10,225	10,769,778
5.00%, 01/01/2056(b) (c)		15,940	16,914,627
California Community Choice Financing Authority (Bank of Nova Scotia (The)) Series 2025E 5.00%, 10/01/2056		85,315	93,608,761
California Community Choice Financing Authority (Canadian Imperial Bank of Commerce) Series 2025F 5.00%, 11/01/2033		36,920	40,482,821

	Principal Amount (000)		U.S. $ Value

California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	$	89,825	$95,572,138
California Community Choice Financing Authority (Goldman Sachs Group) Series 2023 5.25%, 11/01/2054		3,800	4,082,733
California Community Choice Financing Authority (Morgan Stanley) Series 2023 5.00%, 02/01/2054		48,650	51,965,215
Series 2023-2 4.68%, 07/01/2053(b) (c)		16,800	16,955,508
Series 2024 5.00%, 05/01/2054		37,820	40,567,354
Series 2024-E 5.00%, 02/01/2055		16,180	17,349,149
Series 2025-2 4.55%, 02/01/2054(b) (c)		10,000	10,153,563
Series 2026-2 3.90%, 04/01/2056(b) (c)		48,315	48,321,208
Series 2026-A 5.00%, 04/01/2056		10,900	11,858,793
California Community Choice Financing Authority (New York Life Insurance) Series 2025-2 5.00%, 01/01/2056(b) (c)		18,405	20,188,492
Series 2025G 5.00%, 12/01/2035		25,910	28,805,797
California Community Choice Financing Authority (Pacific Life Insurance) Series 2025-2 5.00%, 03/01/2056(b) (c)		37,835	41,319,921
California Community Choice Financing Authority (Royal Bank of Canada) Series 2025-2 5.00%, 02/01/2055(b) (c)		23,330	25,388,189
California Community College Financing Authority (NCCD-Orange Coast Properties) Series 2018 5.25%, 05/01/2043		5,185	5,283,885
5.25%, 05/01/2048		6,750	6,813,533
5.25%, 05/01/2053		5,300	5,338,857
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(b)		23,800	19,786,642
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(b)		39,200	32,277,645

	Principal Amount (000)		U.S. $ Value

California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(b)	$	17,000	$11,578,406
4.00%, 08/01/2046(b)		7,585	6,448,428
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(b)		19,715	13,361,072
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022 Zero Coupon, 08/01/2065(b)		121,230	4,856,171
5.50%, 02/01/2040(b)		3,775	3,438,148
Series 2022-A 4.50%, 08/01/2052(b)		21,280	16,560,011
California County Tobacco Securitization Agency (Gold Country Settlement Funding) Series 2020-B Zero Coupon, 06/01/2055		5,470	1,139,650
California Educational Facilities Authority (Loma Linda University) Series 2017-A 5.00%, 04/01/2031		1,000	1,022,461
California Enterprise Development Authority (Heights Christian Schools) Series 2023 6.25%, 06/01/2053(b)		1,920	1,832,851
California Enterprise Development Authority (Real Journey Academies Obligated Group) Series 2024-A 5.00%, 06/01/2054(b)		2,000	1,926,462
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2042(b)		5,000	4,480,269
California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2025 5.00%, 12/01/2032		6,590	7,360,775
5.00%, 12/01/2035		7,475	8,541,203
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2037		1,700	1,722,216
5.00%, 08/15/2047		4,025	3,852,041
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033		13,080	13,439,095
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035		8,794	8,781,534

	Principal Amount (000)		U.S. $ Value

California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035	$	41,724	$42,699,274
Series 2021-2, Class X 0.825%, 03/25/2035(i)		21,591	822,929
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036		6,671	6,515,532
Series 2021-3, Class X 0.793%, 08/20/2036(i)		19,407	838,568
California Housing Finance Agency (CAHFA 2023-1) Series 2023-1, Class A 4.375%, 09/20/2036		16,080	16,831,515
California Infrastructure & Economic Development Bank (Adventist Health System/West Obligated Group) Series 2024 5.25%, 07/01/2054		13,000	13,151,631
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 12.00%, 01/01/2065(b)		78,300	58,725,000
California Infrastructure & Economic Development Bank (PIH Health Obligated Group) Series 2024-A 5.00%, 12/01/2054(b)		37,000	37,428,582
California Infrastructure & Economic Development Bank (WFCS Holdings II LLC) Series 2021 Zero Coupon, 01/01/2061(b)		2,900	241,768
Series 2021-A1 5.00%, 01/01/2056(b)		3,000	2,513,862
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2041		2,425	2,331,246
California Municipal Finance Authority (BOLD Program) Series 2023-B 5.75%, 09/01/2053		2,850	2,994,084
California Municipal Finance Authority (California Baptist University) Series 2016-A 5.00%, 11/01/2046(b)		2,000	1,934,734
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2039		2,030	2,101,087
5.00%, 05/15/2040		1,000	1,028,411

	Principal Amount (000)		U.S. $ Value

California Municipal Finance Authority (Community Health Centers of The Central Coast) Series 2021-A 5.00%, 12/01/2046(b)	$	1,490	$1,433,902
Series 2025 5.75%, 12/01/2055		4,680	4,833,298
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada) Series 2012-A 6.625%, 01/01/2032(b)		615	612,139
Series 2014 5.00%, 01/01/2035		1,040	918,234
California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 4.00%, 12/31/2047		9,260	8,116,487
5.00%, 12/31/2043		37,050	37,396,151
California Municipal Finance Authority (Samuel Merritt University) Series 2022 5.25%, 06/01/2053		5,000	5,120,990
California Pollution Control Financing Authority (Channelside Water Resources) Series 2012 5.00%, 11/21/2045(b)		13,975	13,985,335
Series 2019 5.00%, 11/21/2045(b)		4,890	4,962,938
Series 2023 5.00%, 07/01/2027(b)		2,000	2,050,386
5.00%, 07/01/2028(b)		2,350	2,450,578
5.00%, 07/01/2029(b)		2,300	2,437,860
5.00%, 07/01/2030(b)		2,600	2,797,452
5.00%, 07/01/2031(b)		3,000	3,267,875
5.00%, 07/01/2032(b)		5,470	6,022,473
5.00%, 07/01/2033(b)		5,865	6,521,441
5.00%, 07/01/2034(b)		3,000	3,331,822
5.00%, 07/01/2036(b)		2,650	2,903,028
5.00%, 07/01/2037(b)		2,250	2,452,716
5.00%, 07/01/2038(b)		3,500	3,789,058
5.00%, 11/21/2045(b)		1,100	1,138,010
California Public Finance Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.625%, 03/01/2065(b)		16,155	16,383,680
6.75%, 03/01/2055(b)		11,505	11,869,037
California Public Finance Authority (Kendal at Ventura) Series 2023 10.00%, 05/15/2028(b)		800	1,073,414
California School Finance Authority (Classical Academy Obligated Group) Series 2021 4.00%, 10/01/2046(b)		2,800	2,411,259

	Principal Amount (000)		U.S. $ Value

Series 2022 5.00%, 10/01/2042(b)	$	1,000	$1,025,848
5.00%, 10/01/2052(b)		1,000	963,076
5.00%, 10/01/2061(b)		1,500	1,423,684
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046(e) (f) (g)		3,630	2,178,000
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2056(b)		8,850	7,824,135
California School Finance Authority (Hawking STEAM Charter Schools) Series 2022 5.25%, 07/01/2052(b)		2,250	2,162,654
5.50%, 07/01/2062(b)		2,775	2,716,123
California School Finance Authority (KIPP SoCal Public Schools Obligated Group) Series 2019-A 5.00%, 07/01/2039(b)		2,325	2,399,469
5.00%, 07/01/2049(b)		700	690,615
California School Finance Authority (Lighthouse Community Public Schools Obligated Group) Series 2022 6.375%, 06/01/2052(b)		1,225	1,260,471
California School Finance Authority (Rex & Margaret Fortune School of Education) Series 2024 5.00%, 06/01/2054(b)		5,120	4,552,957
5.125%, 06/01/2064(b)		1,300	1,147,965
California School Finance Authority (Rocketship Education Obligated Group) Series 2017-G 5.00%, 06/01/2047(b)		2,330	2,160,981
California State University (California State University) Series 2021-2 2.37%, 11/01/2035(b) (c)		10,000	8,327,060
2.72%, 11/01/2052(b) (c)		5,000	3,287,706
Series 2022-2 2.97%, 11/01/2051(b) (c)		5,000	3,350,004
California Statewide Communities Development Authority (California Baptist University) Series 2017-A 5.00%, 11/01/2041(b)		2,875	2,883,883
California Statewide Communities Development Authority (CHF-Irvine LLC) BAM Series 2021 3.00%, 05/15/2051		13,000	9,727,636

	Principal Amount (000)		U.S. $ Value

California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AG Series 2022-A 5.25%, 08/15/2052	$	3,000	$3,055,308
5.375%, 08/15/2057		3,720	3,807,884
California Statewide Communities Development Authority (Lancer Educational Housing) Series 2016 5.00%, 06/01/2036(b)		5,250	5,262,332
5.00%, 06/01/2046(b)		7,000	6,743,010
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2041(b)		15,285	15,329,432
5.25%, 12/01/2056(b)		14,795	14,801,141
Series 2018 5.25%, 12/01/2038(b)		3,000	3,095,527
5.25%, 12/01/2048(b)		6,440	6,484,642
Series 2018-A 5.00%, 12/01/2033(b)		1,350	1,402,225
5.50%, 12/01/2058(b)		19,145	19,340,302
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2049(b)		2,825	2,815,414
5.25%, 07/01/2052(b)		2,500	2,454,255
Central Valley Energy Authority (Pacific Life Insurance) Series 2025-2 5.00%, 12/01/2055(b) (c)		20,650	22,317,789
City of Los Angeles CA Wastewater System Revenue (City of Los Angeles CA Wastewater System Revenue) Series 2025-A 5.00%, 06/01/2055		10,000	10,509,304
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2018 5.00%, 05/15/2029		6,950	7,479,570
Series 2022 5.00%, 05/15/2047		10,170	10,458,395
Series 2022-2 5.00%, 05/15/2036(b) (c)		10,000	10,759,677
Series 2025 5.00%, 05/15/2034		1,255	1,450,069
Series 2025-2 5.00%, 05/15/2044(b) (c)		15,415	15,755,090
5.00%, 05/15/2055(b) (c)		10,000	10,188,906
5.25%, 05/15/2044(b) (c)		1,675	1,823,611
5.25%, 05/15/2045(b) (c)		5,050	5,436,557
5.50%, 05/15/2055(b) (c)		6,660	7,054,054

	Principal Amount (000)		U.S. $ Value

City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.50%, 09/01/2046	$	850	$853,834
City of Vernon CA Electric System Revenue (City of Vernon CA Electric System Revenue) Series 2022-2 5.00%, 08/01/2039		425	457,402
5.00%, 08/01/2040		375	401,319
5.00%, 08/01/2041		420	445,609
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(b)		15,100	11,422,042
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(b)		18,760	12,149,032
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2045(b)		6,925	6,136,186
4.00%, 08/01/2056(b)		12,525	10,725,106
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 3.00%, 08/01/2056(b)		4,120	2,830,499
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 3.00%, 08/01/2056(b)		12,950	8,729,081
4.00%, 08/01/2047(b)		3,480	3,183,249
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(b)		23,900	16,390,589
4.00%, 05/01/2057(b)		15,550	10,924,806
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(b)		13,940	10,048,115
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(b)		13,215	10,824,070

	Principal Amount (000)		U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(b)	$	15,400	$12,778,014
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A2 3.125%, 08/01/2056(b)		3,025	2,259,437
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(b)		23,165	15,023,612
4.00%, 07/01/2058(b)		17,980	9,628,558
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 3.20%, 09/01/2046(b)		2,500	1,790,983
4.00%, 09/01/2056(b)		27,065	19,362,896
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(b)		12,700	8,692,693
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(b)		22,570	15,553,542
4.00%, 12/01/2056(b)		3,400	2,531,829
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(b)		11,500	9,143,890
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(b)		5,400	3,782,434
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(b)		27,100	22,321,538
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(b)		8,930	6,278,129
4.00%, 10/01/2048(b)		2,000	1,548,334

	Principal Amount (000)		U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(b)	$	15,405	$10,486,022
Golden State Connect Authority (Golden State Connect Authority) Series 2025 6.50%, 12/01/2060(b)		29,630	28,657,108
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Lease) Series 2021-2 2.75%, 06/01/2034(b) (c)		13,150	11,648,985
3.12%, 06/01/2038(b) (c)		16,825	14,083,526
3.29%, 06/01/2042(b) (c)		6,850	5,333,689
Series 2022-2 2.75%, 06/01/2034(b) (c)		1,630	1,443,943
3.12%, 06/01/2038(b) (c)		12,500	10,463,244
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050		13,020	11,923,445
Series 2021-A 4.214%, 06/01/2050		2,900	2,179,526
Series 2021-B Zero Coupon, 06/01/2066		230,600	24,183,691
Hastings Campus Housing Finance Authority (Hastings Campus Housing Finance Authority) Series 2020-A 5.00%, 07/01/2061(b)		14,340	12,905,310
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023-D 5.00%, 07/01/2041		1,255	1,376,766
Series 2023-E 5.00%, 07/01/2048		4,750	4,938,746
Series 2024-A 5.00%, 07/01/2040		1,680	1,872,415
Series 2024-B 5.00%, 07/01/2038		1,000	1,125,114
Series 2024-C 5.00%, 07/01/2035		1,135	1,308,808
5.00%, 07/01/2036		1,555	1,778,774
5.00%, 07/01/2049		7,035	7,303,104
BAM Series 2025-A 5.00%, 07/01/2055		4,000	4,138,188
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2019-D 5.00%, 07/01/2049		1,935	1,970,534
Series 2022 5.00%, 07/01/2051		10,000	10,228,283
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2022-D 5.00%, 07/01/2047		4,210	4,379,115

	Principal Amount (000)		U.S. $ Value

5.00%, 07/01/2052	$	4,000	$4,104,858
Series 2023-A 5.00%, 07/01/2049		4,440	4,600,154
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039		3,390	4,208,131
Series 2009-B 6.50%, 11/01/2039		3,865	4,797,766
7.00%, 11/01/2034		2,225	2,734,122
Series 2009-C 7.00%, 11/01/2034		5,660	6,955,114
River Islands Public Financing Authority (River Islands Public Financing Authority Cmnty Facs District No. 2003-1 Area 2) Series 2022 5.75%, 09/01/2052		1,600	1,651,002
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.286% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(d)		33,680	32,537,275
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2023 5.00%, 07/01/2053(c)		18,595	18,922,735
5.25%, 07/01/2058		20,735	21,381,443
Series 2025-2 5.00%, 07/01/2048(b) (c)		7,270	7,493,379
5.25%, 07/01/2039(b) (c)		6,000	6,876,143
5.25%, 07/01/2040(b) (c)		4,000	4,539,446
5.50%, 07/01/2055(b) (c)		16,000	17,007,650
San Francisco Intl Airport (San Francisco Intl Airport) Series 2019-E 5.00%, 05/01/2050		7,000	7,051,925
Series 2022-2 3.05%, 05/01/2034(b) (c)		3,500	3,167,295
3.18%, 05/01/2035(b) (c)		5,500	4,942,081
3.33%, 05/01/2037(b) (c)		2,250	1,979,633
5.00%, 05/01/2044(b) (c)		14,000	14,335,293
Series 2022-A 5.00%, 05/01/2052		9,760	9,855,812
Series 2025-2 5.00%, 05/01/2033(b) (c)		5,000	5,696,326
5.00%, 05/01/2037(b) (c)		8,525	9,105,210
5.00%, 05/01/2038(b) (c)		11,000	11,701,752
5.00%, 05/01/2043(b) (c)		11,000	11,244,321
5.25%, 05/01/2042(b) (c)		20,000	21,974,662
5.25%, 05/01/2044(b) (c)		7,100	7,634,563
5.50%, 05/01/2040(b) (c)		10,000	11,201,215
5.75%, 05/01/2048(b) (c)		10,000	10,722,014
Series 2025-D 5.00%, 05/01/2031		16,490	18,333,907
5.50%, 05/01/2055		10,000	10,597,367

	Principal Amount (000)		U.S. $ Value

San Joaquin Hills Transportation Corridor Agency (San Joaquin Hills Transportation Corridor Agency) Series 2014-B 5.25%, 01/15/2044	$	155	$155,076
Series 2021-A 4.00%, 01/15/2044		1,429	1,355,199
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056		31,910	35,870,577
San Jose Evergreen Community College District (San Jose Evergreen Community College District) Series 2012 4.928% (CME Term SOFR 3 Month + 1.00%), 07/01/2043(d)		3,925	3,920,774
Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055		31,490	33,588,642
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2048		7,145	7,428,914
5.25%, 07/01/2053		10,270	10,734,838
Series 2024 5.00%, 07/01/2042		2,000	2,192,518
5.00%, 07/01/2044		3,000	3,225,727
5.00%, 07/01/2053		5,545	5,723,897
Southern California Public Power Authority (Southern California Public Power Authority) Series 2025 5.00%, 07/01/2053		10,000	10,345,782
BAM Series 2025 5.25%, 07/01/2050		7,250	7,710,559
State of California (State of California) Series 2023 6.00%, 03/01/2033		10,000	10,939,663
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization) Series 2021 Zero Coupon, 06/01/2060		23,050	3,597,782
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization) Series 2006 Zero Coupon, 06/01/2046		8,250	1,377,988
Series 2019 Zero Coupon, 06/01/2054		10,480	1,920,593
5.00%, 06/01/2039		1,555	1,598,339
University of California (University of California) Series 2025-C 5.25%, 05/15/2040		1,875	2,331,200
5.50%, 05/15/2040		6,000	7,255,106

			2,452,713,744

	Principal Amount (000)		U.S. $ Value

Colorado – 2.7%
Aurora Crossroads Metropolitan District No. 2 (Aurora Crossroads Metropolitan District No. 2) Series 2025-A 0.00%, 12/01/2055(h)	$	7,250	$6,472,635
6.125%, 12/01/2055		3,820	3,766,690
Aurora Highlands Community Authority Board (Aurora Highlands Community Authority Board) Series 2021-A 5.75%, 12/01/2051		15,000	14,351,062
Centerra Metropolitan District No. 1 (Centerra Metropolitan District No. 1) Series 2017 5.00%, 12/01/2037(b)		5,000	5,002,336
Series 2022 6.50%, 12/01/2053		4,350	4,559,101
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032		645	645,834
City & County of Denver CO Airport System Revenue (City & County of Denver CO Airport System Revenue) Series 2022-D 5.75%, 11/15/2036		6,685	8,184,187
Series 2025-2 5.00%, 11/15/2033(b) (c)		9,000	10,099,292
5.00%, 11/15/2047(b) (c)		34,470	36,154,941
5.50%, 11/15/2053(b) (c)		10,475	10,940,909
Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools) Series 2024 5.75%, 04/01/2059(b)		2,250	2,192,138
5.80%, 04/01/2054(b)		3,725	3,679,518
Colorado Educational & Cultural Facilities Authority (James Irwin Educational Foundation Obligated Group) Series 2022 5.00%, 09/01/2052		850	821,043
5.00%, 09/01/2057		2,100	2,004,021
5.00%, 09/01/2062		2,000	1,888,232
Colorado Educational & Cultural Facilities Authority (STEAD School/The) Series 2023-A 7.00%, 07/01/2034(g)		18,215	18,954,014
Series 2023-B 8.125%, 07/01/2028(g)		465	469,325

	Principal Amount (000)		U.S. $ Value

Colorado Educational & Cultural Facilities Authority (Vega Collegiate Academy) Series 2021 5.00%, 02/01/2051(b)	$	3,500	$3,115,355
5.00%, 02/01/2061(b)		2,870	2,467,853
Colorado Health Facilities Authority (Aberdeen Ridge Obligated Group) Series 2021-A 5.00%, 05/15/2049		1,300	990,960
5.00%, 05/15/2058		3,000	2,160,374
Series 2021-B 2.125%, 05/15/2028		65	64,937
Colorado Health Facilities Authority (CommonSpirit Health Obligated Group) Series 2019-A 5.00%, 08/01/2039		1,000	1,048,858
5.00%, 08/01/2044		93,310	95,758,380
Series 2022 5.50%, 11/01/2047		2,500	2,632,687
Series 2022-2 5.00%, 11/01/2040(b) (c)		4,650	5,026,299
5.00%, 11/01/2041(b) (c)		5,075	5,467,825
5.00%, 11/01/2042(b) (c)		3,800	4,054,465
5.25%, 11/01/2052(b) (c)		10,000	10,229,819
Colorado Health Facilities Authority (Frasier Meadows Manor Obligated Group) Series 2023-2 4.00%, 05/15/2048		2,100	1,795,648
Series 2025-A 5.25%, 05/15/2048		1,250	1,268,724
Colorado Health Facilities Authority (Intermountain Healthcare Obligated Group) Series 2024-A 5.00%, 05/15/2054		10,000	10,204,119
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2044		7,050	7,200,028
Series 2019-B 3.696%, 11/01/2039		1,525	1,346,478
Colorado High Performance Transportation Enterprise (Colorado High Performance Transportation Enterprise C-470 Express Lanes System) Series 2017 5.00%, 12/31/2051		5,000	4,915,227
5.00%, 12/31/2056		8,000	7,797,372
Colorado State University Research Foundation (Colorado State University System) Series 2025-A 5.375%, 03/01/2055(b)		3,270	3,207,494
5.50%, 03/01/2065(b)		9,500	9,339,463
Denver Health & Hospital Authority (Denver Health & Hospital Authority) Series 2025-A 6.00%, 12/01/2055		6,330	6,773,794

	Principal Amount (000)		U.S. $ Value

Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041(e) (f) (g)	$	19,590	$16,651,500
Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District) Series 2022 4.25%, 12/01/2046		11,993	11,043,417
Longs Peak Metropolitan District (Longs Peak Metropolitan District) Series 2021 5.25%, 12/01/2051(b)		5,000	4,859,086
Meridian Ranch Metropolitan District 2018 Subdistrict (Meridian Ranch Metropolitan District 2018 Subdistrict) Series 2022 6.25%, 12/01/2037		1,435	1,502,455
6.50%, 12/01/2042		1,105	1,151,323
6.75%, 12/01/2052		1,925	1,969,433
Platte River Metropolitan District (Platte River Metropolitan District) Series 2023-A 6.50%, 08/01/2053(b)		2,089	2,123,892
Plaza Metropolitan District No. 1 (Plaza Metropolitan District No. 1) Series 2013 5.00%, 12/01/2040(b)		1,500	1,500,689
Public Authority for Colorado Energy (Bank of America Corp.) Series 2008 6.50%, 11/15/2038		16,535	20,154,287
Pueblo Urban Renewal Authority (Pueblo Urban Renewal Authority) Series 2021 4.75%, 12/01/2045(g)		7,910	7,481,355
Redtail Ridge Metropolitan District (Redtail Ridge Metropolitan District) Series 2025 Zero Coupon, 12/01/2032		19,620	12,487,145
Regional Transportation District (Denver Transit Partners) Series 2020 4.00%, 07/15/2039		1,410	1,410,690
5.00%, 01/15/2032		2,300	2,489,935
Riverwalk Metropolitan District No. 2 (Riverwalk Metropolitan District No. 2) Series 2022-A 5.00%, 12/01/2042		4,000	3,704,240
5.00%, 12/01/2052		1,500	1,278,587
Sagebrush Farm Metropolitan District No. 1 (Sagebrush Farm Metropolitan District No. 1) Series 2022-A 6.75%, 12/01/2052		3,500	3,611,932

	Principal Amount (000)		U.S. $ Value

Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado (Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado) Series 2025-A 5.00%, 04/01/2035(b)	$	20,000	$22,121,164
Spring Hill Metropolitan District No. 3 (Spring Hill Metropolitan District No. 3) Series 2022-A 6.75%, 12/01/2052(b)		667	674,092
St. Vrain Lakes Metropolitan District No. 4 (St. Vrain Lakes Metropolitan District No. 4) Series 2024-A 0.00%, 09/20/2054(b) (h)		1,500	1,092,811
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042		2,215	2,342,678
6.75%, 12/01/2053		11,000	11,554,333
Series 2023 8.375%, 12/15/2054		2,500	2,484,903
Town of Vail CO (Town of Vail CO COP) Series 2025 5.375%, 12/01/2055		1,500	1,586,355
Series 2025-2 5.50%, 12/01/2064(b) (c)		13,415	14,312,858
Vail Home Partners Corp. (Vail Home Partners Corp.) Series 2025 5.875%, 10/01/2055(b)		2,500	2,542,728
6.00%, 10/01/2064(b)		3,250	3,314,865
Vauxmont Metropolitan District (Vauxmont Metropolitan District) AG Series 2019 3.25%, 12/15/2050		378	324,658
AG Series 2020 5.00%, 12/01/2033		370	398,330
5.00%, 12/01/2050		435	439,667
Verve Metropolitan District No. 1 (Verve Metropolitan District No. 1) Series 2023 6.50%, 12/01/2043		3,365	3,431,439
6.75%, 12/01/2052		4,000	4,067,593

			481,159,877

Connecticut – 0.5%
Connecticut State Health & Educational Facilities Authority (Quinnipiac University) Series 2015-L 5.00%, 07/01/2045		5,750	5,751,991
Connecticut State Health & Educational Facilities Authority (Sacred Heart University) Series 2017-I1 5.00%, 07/01/2035		1,000	1,026,538
5.00%, 07/01/2037		1,095	1,120,148

	Principal Amount (000)		U.S. $ Value

Connecticut State Health & Educational Facilities Authority (Seabury Retirement Community) Series 2016-A 5.00%, 09/01/2046(b)	$	2,000	$1,928,907
5.00%, 09/01/2053(b)		4,825	4,496,568
Connecticut State Health & Educational Facilities Authority (University of Hartford/The) Series 2019 4.00%, 07/01/2044		7,710	6,226,817
4.00%, 07/01/2049		3,325	2,499,053
Connecticut State Health & Educational Facilities Authority (University of New Haven) Series 2018 5.00%, 07/01/2034		1,000	1,021,996
Series 2018-K1 5.00%, 07/01/2028		765	790,336
5.00%, 07/01/2035		1,055	1,075,320
5.00%, 07/01/2036		2,205	2,241,843
5.00%, 07/01/2038		1,980	2,004,016
Stamford Housing Authority (TJH Senior Living Obligated Group) Series 2025 4.75%, 10/01/2032		6,900	7,213,192
6.25%, 10/01/2060		6,150	6,159,178
6.375%, 10/01/2045		2,050	2,116,847
6.50%, 10/01/2055		4,810	4,910,764
State of Connecticut (State of Connecticut) Series 2016-E 5.00%, 10/15/2034		4,595	4,667,605
Series 2017-A 5.00%, 04/15/2032		6,700	6,898,106
5.00%, 04/15/2033		10,985	11,297,138
5.00%, 04/15/2034		4,855	4,989,032
Town of Hamden CT (Whitney Center Obligated Group) Series 2022-A 7.00%, 01/01/2053		3,900	4,123,580

			82,558,975

Delaware – 0.1%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust (Affordable Housing Tax-Exempt Bond Pass-Thru Trust) Series 2023-2 6.00%, 10/05/2040(b)		16,076	16,246,562
Delaware River & Bay Authority (Delaware River & Bay Authority) Series 2021 4.00%, 01/01/2042		550	554,576

	Principal Amount (000)		U.S. $ Value

Delaware State Economic Development Authority (Newark Charter School) Series 2020 5.00%, 09/01/2050	$	1,125	$1,105,833

			17,906,971

District of Columbia – 1.2%
District of Columbia (Catholic University of America) Series 2025 5.75%, 10/01/2055		17,030	17,936,861
District of Columbia (District of Columbia Intl School Obligated Group) Series 2019 5.00%, 07/01/2039		1,000	1,027,849
5.00%, 07/01/2049		2,075	2,033,286
5.00%, 07/01/2054		3,565	3,444,816
District of Columbia (District of Columbia Union Market TIF Area) Series 2024 0.00%, 06/01/2041(b) (h)		1,500	960,129
0.00%, 06/01/2049(b) (h)		6,650	4,058,692
Series 2024-A 5.125%, 06/01/2034(b)		9,310	9,690,336
District of Columbia (KIPP DC Obligated Group) Series 2017-A 5.00%, 07/01/2042		3,230	3,255,345
5.00%, 07/01/2048		5,350	5,270,904
Series 2017-B 5.00%, 07/01/2037		1,465	1,496,520
5.00%, 07/01/2042		2,000	2,015,694
District of Columbia (Rocketship DC Obligated Group) Series 2024 5.625%, 06/01/2044		1,000	1,000,737
6.00%, 06/01/2058		1,000	1,000,466
District of Columbia Income Tax Revenue (District of Columbia Income Tax Revenue) Series 2025-A 5.00%, 06/01/2050		14,870	15,507,285
5.25%, 06/01/2050		10,000	10,673,035
District of Columbia Tobacco Settlement Financing Corp. (District of Columbia Tobacco Settlement Financing) Series 2006 Zero Coupon, 06/15/2055		182,000	17,451,333
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2025-2 5.00%, 10/01/2034(b) (c)		7,000	7,915,371
5.00%, 10/01/2035(b) (c)		2,000	2,302,298
5.00%, 10/01/2036(b) (c)		4,500	5,120,393
5.00%, 10/01/2037(b) (c)		10,990	12,393,678
5.00%, 10/01/2046(b) (c)		12,400	12,625,679
5.50%, 10/01/2054(b) (c)		10,000	10,460,039

	Principal Amount (000)		U.S. $ Value

Series 2025-A 5.00%, 10/01/2050	$	6,200	$6,338,711
5.50%, 10/01/2055		2,000	2,131,770
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (Metropolitan Washington Airports Authority Dulles Toll Road Revenue) Series 2009 Zero Coupon, 10/01/2037		10,000	6,356,210
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2023 5.25%, 07/15/2053		10,000	10,422,432
Series 2024 5.00%, 07/15/2054		7,585	7,784,749
Washington Metropolitan Area Transit Authority Dedicated Revenue (Washington Metropolitan Area Transit Authority Dedicated Revenue Lease) Series 2025-A 5.25%, 07/15/2055		20,000	20,955,918
5.50%, 07/15/2060		17,430	18,606,961

			220,237,497

Florida – 5.9%
Alachua County Housing Finance Authority (Woodland Park II LLC) Series 2025-A 6.30%, 07/01/2055(b)		1,000	1,051,059
Series 2025-B 4.90%, 07/01/2029(b)		1,000	1,010,539
Bexley Community Development District (Bexley Community Development District) Series 2016 4.875%, 05/01/2047		985	950,770
Buckhead Trails II Community Development District (Buckhead Trails II Community Development District) Series 2026 5.50%, 05/01/2046(a)		200	200,037
5.80%, 05/01/2056(a)		1,000	999,150
Cape Coral Health Facilities Authority (Gulf Care Obligated Group) Series 2015 5.875%, 07/01/2040(b)		1,400	964,918
6.00%, 07/01/2045(b)		1,215	783,008
6.00%, 07/01/2050(b)		2,895	1,818,116
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2026		2,000	2,023,332
5.00%, 10/01/2029		1,650	1,749,397
5.00%, 10/01/2032		1,000	1,065,200
5.00%, 10/01/2033		3,050	3,235,603

	Principal Amount (000)		U.S. $ Value

Capital Projects Finance Authority/FL (IDEA Lakeland) Series 2023 7.00%, 06/15/2030(b)	$	12,790	$13,232,530
Capital Projects Finance Authority/FL (Imagine School At North Port) Series 2025 6.50%, 06/15/2055(b)		3,000	3,021,072
6.75%, 06/15/2065(b)		6,555	6,586,813
Capital Projects Finance Authority/FL (Navigator Academy of Leadership Obligated Group) Series 2024 5.00%, 06/15/2064(b)		4,975	4,387,364
Capital Projects Finance Authority/FL (PRG - UnionWest Properties) Series 2024 0.00%, 06/01/2062(b) (h)		32,745	2,816,063
5.00%, 06/01/2049(b)		6,140	5,638,298
5.00%, 06/01/2054(b)		1,500	1,349,348
5.00%, 06/01/2058(b)		9,730	8,641,376
5.25%, 06/01/2034(b)		1,500	1,584,078
5.25%, 06/01/2039(b)		2,950	3,038,201
5.25%, 06/01/2044(b)		4,160	4,084,688
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(b)		1,300	966,023
Capital Trust Agency, Inc. (Educational Growth Fund) Series 2021 Zero Coupon, 07/01/2061(b)		83,000	6,957,326
3.375%, 07/01/2031(b)		995	962,124
5.00%, 07/01/2056(b)		12,900	11,014,069
Capital Trust Agency, Inc. (Team Success A School of Excellence) Series 2020 5.00%, 06/01/2045(b)		1,615	1,443,947
5.00%, 06/01/2055(b)		3,250	2,717,789
Series 2022 5.50%, 06/01/2057(b)		4,000	3,580,662
Capital Trust Authority (IDEA Florida, Inc.) Series 2023-A 6.25%, 06/15/2053(b)		6,250	6,351,699
6.375%, 06/15/2058(b)		4,000	4,075,364
Capital Trust Authority (Mason Classical Academy) Series 2024 5.00%, 06/01/2064(b)		10,000	9,060,480

	Principal Amount (000)		U.S. $ Value

Capital Trust Authority (QSH/St Augustine LLC) Series 2026 8.50%, 07/01/2057(b)	$	22,970	$23,024,443
City of Jacksonville FL (Genesis Health Obligated Group) Series 2020 4.00%, 11/01/2045		2,500	2,229,910
5.00%, 11/01/2050		8,625	8,605,810
City of Palmetto FL (Renaissance Arts & Education) Series 2022 5.25%, 06/01/2052		2,955	2,958,334
5.375%, 06/01/2057		1,000	1,005,502
5.625%, 06/01/2062		7,965	8,081,993
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2037		8,405	8,626,142
5.00%, 08/15/2047		6,125	6,166,048
City of Tallahassee FL (Tallahassee Memorial HealthCare) Series 2016 5.00%, 12/01/2055		3,535	3,414,633
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2036		700	475,348
Zero Coupon, 09/01/2037		700	453,490
Zero Coupon, 09/01/2040		980	542,272
Zero Coupon, 09/01/2041		1,000	525,599
Zero Coupon, 09/01/2045		1,850	730,663
Zero Coupon, 09/01/2049		1,350	413,383
City of Venice FL (Southwest Florida Retirement Center Obligated Group) Series 2024 5.50%, 01/01/2055(b)		1,000	982,245
5.625%, 01/01/2060(b)		2,050	2,034,270
Collier County Industrial Development Authority (NCH Healthcare System Obligated Group) Series 2024 5.00%, 10/01/2054		6,500	7,018,011
County of Lake FL (Waterman Communities) Series 2020 5.75%, 08/15/2050		5,000	4,880,934
5.75%, 08/15/2055		3,905	3,796,277
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-A 5.00%, 10/01/2033		5,250	5,976,330
Series 2025-A 5.50%, 10/01/2055		10,965	11,467,359
County of Miami-Dade Seaport Department (County of Miami-Dade Seaport Dept.) Series 2021-B 4.00%, 10/01/2046		5,500	4,947,102
Series 2023-A 5.25%, 10/01/2052		18,065	18,302,307

	Principal Amount (000)		U.S. $ Value

County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2035	$	1,000	$687,228
Zero Coupon, 10/01/2036		860	563,850
Zero Coupon, 10/01/2037		1,390	869,481
Zero Coupon, 10/01/2038		1,185	703,608
Zero Coupon, 10/01/2039		1,610	905,685
County of Palm Beach FL (Palm Beach Atlantic University) Series 2025 5.50%, 10/01/2045(b)		6,000	6,131,027
5.75%, 10/01/2055(b)		10,535	10,838,235
5.75%, 10/01/2065(b)		23,050	23,654,977
County of Palm Beach FL (Provident Group - LU Properties II) Series 2024 8.50%, 06/01/2033		650	666,349
County of Palm Beach FL (Provident Group - LU Properties) Series 2024 6.00%, 06/01/2044		4,000	4,026,632
6.125%, 06/01/2054		6,280	6,208,892
6.25%, 06/01/2059		4,000	3,995,804
County of Palm Beach FL (Provident Group-PBAU Properties) Series 2019 5.00%, 04/01/2039(b)		1,435	1,449,912
5.00%, 04/01/2051(b)		14,145	13,305,532
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023-2 5.00%, 07/01/2030(b) (c)		52,000	56,331,779
Escambia County Housing Finance Authority (4900 S. Rio Grande Ave) Series 2023-A 6.88%, 11/01/2053(b)		2,780	2,941,567
Florida Development Finance Corp. (Assistance Unlimited) Series 2022 5.00%, 08/15/2032(b)		460	464,192
5.25%, 08/15/2037(b)		1,390	1,366,547
5.625%, 08/15/2042(b)		1,520	1,474,338
5.875%, 08/15/2052(b)		5,000	4,623,613
6.00%, 08/15/2057(b)		1,000	934,863
Florida Development Finance Corp. (Brightline Trains Florida) AG Series 2024 5.00%, 07/01/2044		10,000	9,893,294
5.25%, 07/01/2053		17,900	17,608,021
Florida Development Finance Corp. (Cornerstone Charter Academy Obligated Group) Series 2022 5.00%, 10/01/2032(b)		925	956,240

	Principal Amount (000)		U.S. $ Value

5.00%, 10/01/2042(b)	$	4,815	$4,768,986
5.125%, 10/01/2052(b)		4,120	3,805,698
5.25%, 10/01/2056(b)		4,825	4,487,015
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding) Series 2021 4.00%, 07/01/2051(b)		1,000	821,769
Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(b)		18,800	18,981,963
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2040		3,150	3,169,256
Series 2022-A 4.00%, 06/15/2042		1,000	909,434
5.00%, 06/15/2047		2,470	2,378,323
Florida Development Finance Corp. (Mayflower Retirement Center Obligated Group) Series 2020 5.25%, 06/01/2050(b)		5,000	4,756,694
5.25%, 06/01/2055(b)		5,500	5,127,455
Series 2021 4.00%, 06/01/2041(b)		2,900	2,548,137
Florida Development Finance Corp. (Parrish Charter Academy) Series 2023 6.25%, 04/23/2058(b)		7,635	7,590,092
Florida Development Finance Corp. (Renaissance Charter School Series 2020A/B Obligated Group) Series 2021 5.375%, 06/15/2040		1,000	1,001,442
Florida Development Finance Corp. (Renaissance Charter School Series 2025 Obligated Group) Series 2025 6.00%, 06/15/2055(b)		3,200	3,245,275
6.125%, 06/15/2050(b)		2,600	2,678,836
Florida Development Finance Corp. (Renaissance Charter School) Series 2023 6.75%, 06/15/2053(b)		5,750	6,034,454
Florida Development Finance Corp. (River City Education Obligated Group) Series 2021 4.00%, 07/01/2035		925	908,482
Series 2022 5.00%, 07/01/2042		2,225	2,230,352
5.00%, 07/01/2051		1,045	981,474
5.00%, 02/01/2057		1,725	1,599,919
5.00%, 07/01/2057		740	686,033

	Principal Amount (000)		U.S. $ Value

Florida Development Finance Corp. (Seaside School Consortium) Series 2022 6.00%, 06/15/2057(b)	$	7,000	$7,163,008
Florida Development Finance Corp. (SFP - Tampa I LLC) Series 2024 5.00%, 06/01/2044(b)		7,200	7,017,175
5.25%, 06/01/2054(b)		16,780	15,950,086
5.25%, 06/01/2059(b)		11,900	11,244,631
6.50%, 06/01/2059(b)		9,800	9,113,991
Florida Development Finance Corp. (United Cerebral Palsy of Central Florida) Series 2020 5.00%, 06/01/2050		1,950	1,684,049
Florida Development Finance Corp. (Waste Pro USA, Inc.) Series 2025 4.45%, 07/01/2037(b)		5,000	5,059,876
Florida Higher Educational Facilities Financing Authority (Florida Institute of Technology) Series 2019 4.00%, 10/01/2037		1,000	982,649
5.00%, 10/01/2031		1,235	1,304,644
Florida Higher Educational Facilities Financing Authority (Ringling College of Art & Design) Series 2017 5.00%, 03/01/2032		265	268,076
5.00%, 03/01/2034		2,395	2,418,660
5.00%, 03/01/2042		2,785	2,780,319
5.00%, 03/01/2047		1,950	1,856,784
Series 2019 5.00%, 03/01/2044		1,065	1,037,123
5.00%, 03/01/2049		10,425	9,801,630
Florida Housing Finance Corp. (Bayside Breeze Redevelopment LLLP) Series 2025 3.625%, 08/01/2029		6,600	6,624,738
6.19%, 08/01/2055		7,680	7,852,729
Florida Local Government Finance Commission (BridgePrep Academy Series 2025 Obligated Group) Series 2025 6.125%, 06/15/2065(b)		13,815	13,928,425
6.25%, 06/15/2055(b)		7,000	7,158,941
Florida Local Government Finance Commission (Ponte Vedra Pine Obligated Group) Series 2025 4.20%, 11/15/2030(b)		4,000	4,041,035
6.75%, 11/15/2055(b)		2,670	2,789,410
6.875%, 11/15/2064(b)		6,030	6,308,390
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026		2,700	2,657,267

	Principal Amount (000)		U.S. $ Value

Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2019-A 5.00%, 10/01/2044(c)	$	27,000	$27,585,857
5.00%, 10/01/2049		4,500	4,531,960
5.00%, 10/01/2054		7,000	7,016,929
Series 2022-2 5.00%, 10/01/2031(b) (c)		4,350	4,485,973
5.00%, 10/01/2032(b) (c)		1,500	1,544,834
5.00%, 10/01/2034(b) (c)		2,150	2,208,559
5.00%, 10/01/2035(b) (c)		3,500	3,588,474
5.00%, 10/01/2036(b) (c)		4,000	4,092,714
Series 2025-2 5.00%, 10/01/2034(b) (c)		2,000	2,129,045
5.00%, 10/01/2035(b) (c)		4,250	4,827,689
5.00%, 10/01/2036(b) (c)		5,000	5,273,170
5.00%, 10/01/2038(b) (c)		11,320	12,551,478
5.25%, 10/01/2044(b) (c)		6,315	6,777,268
Greater Orlando Aviation Authority (United Airlines, Inc.) Series 2025 5.25%, 11/01/2034		2,000	2,154,040
5.50%, 11/01/2036		6,000	6,510,980
5.50%, 11/01/2037		5,000	5,404,767
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2024 4.25%, 06/01/2054		2,755	2,477,724
Highlands County Health Facilities Authority (Highlands County Health Facilities Authority) 6.00%, 04/01/2038(e) (f) (j) (k)		1,215	14,280
Series 2018 6.25%, 04/01/2049(e) (f) (j) (k)		1,445	17,120
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2025-2 5.00%, 10/01/2047(b) (c)		10,220	10,361,347
5.25%, 10/01/2042(b) (c)		4,500	4,949,373
5.25%, 10/01/2044(b) (c)		11,475	12,332,219
5.50%, 10/01/2034(b) (c)		27,000	28,689,922
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2024 4.125%, 11/15/2051		10,000	9,082,360
Series 2025-2 5.50%, 11/15/2054(b) (c)		30,565	32,655,738
Lakewood Ranch Stewardship District (Lakewood Ranch Stewardship Dist Series 2019 Assmnt Northeast Sector Phase 1B) Series 2018 5.30%, 05/01/2039		1,000	1,024,331
5.45%, 05/01/2048		1,525	1,540,240

	Principal Amount (000)		U.S. $ Value

Lakewood Ranch Stewardship District (Lakewood Ranch Stewardship District Series 2023 Assessment) Series 2023 6.125%, 05/01/2043	$	2,220	$2,381,338
6.30%, 05/01/2054		4,160	4,360,512
Lee County Industrial Development Authority/FL (Cypress Cove at Healthpark Florida Obligated Group) Series 2022 5.25%, 10/01/2052		1,350	1,266,803
5.25%, 10/01/2057		3,650	3,387,108
Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 5.25%, 11/15/2044		2,525	2,601,816
5.25%, 11/15/2054		1,000	1,009,727
Series 2024-C 5.00%, 11/15/2054		5,000	4,885,208
Marshall Creek Community Development District (Marshall Creek Community Development District 2015A) Series 2015-A 5.00%, 05/01/2032		1,055	1,056,099
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida Obligated Group) Series 2014 5.00%, 11/15/2039		2,000	2,001,811
Miami-Dade County Educational Facilities Authority (University of Miami) Series 2024-A 5.25%, 04/01/2048		10,000	10,590,854
Miami-Dade County Expressway Authority (Miami-Dade County Expressway Authority) Series 2014-A 5.00%, 07/01/2034		4,000	4,004,110
Miami-Dade County Housing Finance Authority (Wynwood Works LLC) Series 2023-A 5.70%, 06/01/2052(b)		6,875	6,776,805
Miami-Dade County Industrial Development Authority (AcadeMir Charter School Middle & Preparatory Academy Obligated Group) Series 2022 5.00%, 07/01/2037(b)		525	530,316
5.25%, 07/01/2042(b)		770	760,856
5.25%, 07/01/2052(b)		2,435	2,191,115
5.50%, 07/01/2061(b)		4,375	3,985,427
Middleton Community Development District A (Middleton Community Development District A Series 2022 Phase I Special Assmnt) Series 2022 6.20%, 05/01/2053		3,465	3,606,831

	Principal Amount (000)		U.S. $ Value

Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2025 5.25%, 10/01/2056	$	14,250	$14,753,740
Orange County Health Facilities Authority (Presbyterian Retirement Communities Obligated Group) Series 2023 4.00%, 08/01/2042		6,020	5,758,096
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041		1,030	941,298
4.00%, 10/01/2051		4,330	3,470,564
Series 2024 5.00%, 10/01/2043		2,260	2,287,276
5.25%, 10/01/2053		2,850	2,801,331
Palm Beach County Health Facilities Authority (Federation CCRC Operations Obligated Group) Series 2020 5.00%, 06/01/2055		3,490	3,228,039
Series 2022 4.25%, 06/01/2056		5,825	4,737,142
Palm Beach County Health Facilities Authority (Green Cay Life Plan Village) Series 2022 11.50%, 07/01/2027(b)		1,800	2,647,927
Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2022 5.00%, 11/01/2038		400	422,231
5.00%, 11/01/2039		685	719,070
5.00%, 11/01/2040		650	676,989
5.00%, 11/01/2041		3,130	3,245,015
5.00%, 11/01/2042		500	514,610
5.00%, 11/01/2047		14,335	14,375,753
5.00%, 11/01/2052		11,915	11,445,968
Series 2025 5.00%, 11/01/2031		2,115	2,323,480
5.00%, 11/01/2032		1,015	1,121,902
5.00%, 11/01/2033		1,345	1,501,604
5.00%, 11/01/2036		1,000	1,099,365
5.00%, 11/01/2043		1,620	1,667,061
5.00%, 11/01/2044		2,000	2,042,868
5.00%, 11/01/2045		1,700	1,720,262
5.25%, 11/01/2038		1,515	1,675,634
5.25%, 11/01/2039		1,595	1,756,382
5.25%, 11/01/2040		1,685	1,833,123
5.25%, 11/01/2042		1,500	1,593,720
5.25%, 11/01/2055		32,220	32,543,650
5.75%, 11/01/2050		3,830	4,028,222
Pinellas County Industrial Development Authority (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding) Series 2019 5.00%, 07/01/2029		855	875,579

	Principal Amount (000)		U.S. $ Value

Pinellas County Industrial Development Authority (Pinellas County Industrial Development Authority) Series 2019 5.00%, 07/01/2039	$	6,620	$6,696,621
Pinery Community Development District (Pinery Community Development District Assessment Area One) Series 2026 5.875%, 05/01/2056		1,750	1,736,047
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(e) (f) (g) (j) (k)		3,805	761,000
St. Johns County Industrial Development Authority (Presbyterian Retirement Communities Obligated Group) Series 2020 4.00%, 08/01/2055		5,300	4,422,228
Village Community Development District No. 13 (Village Community Development Dist No. 13 Phase II Series 2020 Special Assmnts) Series 2020 3.50%, 05/01/2051(b)		4,780	3,716,790
Village Community Development District No. 13 (Village Community Development District No. 13 Phase I Series 2019 Special Assmnts) Series 2019 3.00%, 05/01/2029		765	762,470
3.375%, 05/01/2034		1,415	1,400,115
3.55%, 05/01/2039		2,455	2,331,446
3.70%, 05/01/2050		9,395	7,642,078
Village Community Development District No. 14 (Village Community Development District No. 14 Series 2022 Phase I Special Asmnt) Series 2022 5.50%, 05/01/2053		2,110	2,142,237
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt) Series 2023 5.00%, 05/01/2043(b)		1,225	1,251,011
5.25%, 05/01/2054(b)		2,095	2,101,174
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2024 Special Assessment) Series 2024 4.80%, 05/01/2055(b)		5,530	5,276,058

			1,049,647,542

Georgia – 3.7%
Atlanta Development Authority (The) (City of Atlanta GA Westside Tax Allocation District Gulch Area) Series 2024 0.00%, 12/15/2048(b) (h)		39,450	35,518,642
Series 2024-A 5.00%, 04/01/2034(b)		3,250	3,343,488
5.50%, 04/01/2039(b)		10,500	10,880,260

	Principal Amount (000)		U.S. $ Value

Atlanta Development Authority (The) (PRG - CAU Properties LLC) Series 2025 5.00%, 07/01/2035(b)	$	1,600	$1,685,319
5.25%, 07/01/2040(b)		1,850	1,925,492
6.00%, 07/01/2055(b)		1,185	1,220,934
Augusta Development Authority (WellStar Health System Obligated Group) Series 2018 5.00%, 07/01/2027		1,635	1,684,669
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2019-B 5.00%, 07/01/2044		9,000	9,188,799
Series 2025-2 5.00%, 07/01/2047(b) (c)		10,000	10,198,685
Series 2025-B 5.00%, 07/01/2036		4,930	5,553,345
5.00%, 07/01/2038		5,550	6,156,896
5.00%, 07/01/2039		7,500	8,266,407
5.00%, 07/01/2040		3,935	4,298,386
5.25%, 07/01/2043		1,670	1,808,598
Clarke County Hospital Authority (Piedmont Healthcare Obligated Group) Series 2016 5.00%, 07/01/2031		2,500	2,525,149
County of DeKalb GA Water & Sewerage Revenue (County of DeKalb GA Water & Sewerage Revenue) Series 2025-A 5.00%, 10/01/2026		1,600	1,628,941
Development Authority for Fulton County (Piedmont Healthcare Obligated Group) Series 2016-A 5.00%, 07/01/2032		2,000	2,019,616
Development Authority of Burke County (The) (Oglethorpe Power Corp.) Series 2018 4.125%, 11/01/2045		1,000	941,563
Development Authority of Cobb County (The) (MT Bethel Christian Academy) Series 2025 6.00%, 06/01/2045(b)		1,720	1,781,700
6.25%, 06/01/2055(b)		1,660	1,710,787
6.25%, 06/01/2064(b)		3,150	3,224,031
Development Authority of Gwinnett County (Board of Regents of the University System of Georgia Lease) Series 2017A 5.00%, 07/01/2032		1,205	1,240,988
5.00%, 07/01/2033		2,370	2,438,001
5.00%, 07/01/2035		4,945	5,073,892
5.00%, 07/01/2037		2,335	2,386,091

	Principal Amount (000)		U.S. $ Value

Fayette County Development Authority (United States Soccer Federation) Series 2024 5.00%, 10/01/2032	$	750	$836,527
5.00%, 10/01/2034		750	849,387
5.00%, 10/01/2035		825	926,380
5.00%, 10/01/2036		900	1,001,378
5.00%, 10/01/2044		2,000	2,072,070
5.25%, 10/01/2049		16,095	16,595,802
5.25%, 10/01/2054		21,085	21,604,052
Fayette County Hospital Authority/GA (Piedmont Healthcare Obligated Group) Series 2016 5.00%, 07/01/2034		1,620	1,634,931
5.00%, 07/01/2035		6,355	6,409,394
5.00%, 07/01/2036		2,735	2,756,407
George L Smith II Congress Center Authority (George L Smith II Congress Center Authority) Series 2021 4.00%, 01/01/2054		1,885	1,593,823
Georgia Ports Authority (Georgia Ports Authority) Series 2022 5.25%, 07/01/2052		10,000	10,482,869
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group) Series 2017 5.00%, 08/01/2043		10,880	10,836,282
5.00%, 08/01/2047		1,800	1,756,475
Gwinnett County School District (Gwinnett County School District) Series 2022-B 5.00%, 08/01/2026		10,755	10,903,696
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(b)		24,500	24,505,414
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2022-B 5.00%, 12/01/2052		12,195	12,785,205
Series 2023-A 5.00%, 06/01/2053		6,750	7,165,980
Series 2023-D 5.00%, 05/01/2054		55,235	58,516,268
Series 2024-C 5.00%, 12/01/2054		23,805	25,517,558
Series 2024-E 5.00%, 05/01/2055		26,820	28,886,047
Series 2025-B 5.00%, 12/01/2055		35,900	38,570,712
Main Street Natural Gas, Inc. (Macquarie Group Ltd.) Series 2019-A 5.00%, 05/15/2033		5,000	5,257,629
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 4.146% (SOFR + 1.70%), 12/01/2053(d)		25,000	25,950,440

	Principal Amount (000)		U.S. $ Value

Series 2023-B 5.00%, 07/01/2053	$	11,720	$12,409,527
Series 2023-C 5.00%, 09/01/2053		24,815	26,377,710
Series 2024-A 5.00%, 05/01/2054		35,000	37,837,177
Series 2024-B 5.00%, 12/01/2054		44,070	47,675,107
Main Street Natural Gas, Inc. (Toronto-Dominion Bank) Series 2024-D 5.00%, 04/01/2054		26,300	28,180,061
Municipal Electric Authority of Georgia (JEA Electric System Revenue) Series 2019 5.00%, 01/01/2049		5,000	4,955,536
Series 2022 4.50%, 07/01/2063		15,000	14,227,213
5.00%, 07/01/2052		12,000	12,067,026
AG Series 2023 5.00%, 07/01/2048		1,570	1,606,908
5.00%, 07/01/2064		6,055	6,094,315
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2056		4,655	4,592,575
Municipal Electric Authority of Georgia (PowerSouth Energy Cooperative) Series 2019 5.00%, 01/01/2039		695	713,150
5.00%, 01/01/2048		2,460	2,447,405
Series 2023 5.50%, 07/01/2064		10,200	10,514,106
Savannah Georgia Convention Center Authority (Savannah Georgia Convention Center Authority) Series 2025 5.125%, 06/01/2050		2,250	2,220,417
5.25%, 06/01/2061		2,250	2,218,622

			658,252,260

Guam – 0.3%
Guam Education Financing Foundation (Guam Education Financing Foundation COP) Series 2016-B 5.00%, 10/01/2026(b)		3,370	3,370,624
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2020-A 5.00%, 01/01/2050		3,790	3,845,945
Series 2025-A 5.25%, 07/01/2050		2,300	2,363,405
5.50%, 07/01/2055		12,210	12,711,252
Guam Power Authority (Guam Power Authority) Series 2022-A 5.00%, 10/01/2043		300	311,539

	Principal Amount (000)		U.S. $ Value

Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029	$	1,310	$1,327,294
5.00%, 12/01/2030		4,160	4,213,855
5.00%, 12/01/2032		3,545	3,586,463
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2036		4,050	4,125,349
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031		1,325	1,404,326
Series 2025-G 5.00%, 01/01/2035		3,000	3,395,243
5.00%, 01/01/2036		2,650	2,929,832
5.25%, 01/01/2037		2,000	2,226,986
5.25%, 01/01/2038		2,250	2,490,803

			48,302,916

Hawaii – 0.1%
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2025-2 5.00%, 07/01/2040(b) (c)		4,700	5,165,502
5.00%, 07/01/2041(b) (c)		7,560	8,198,156
5.00%, 07/01/2042(b) (c)		4,650	5,082,905
5.00%, 07/01/2043(b) (c)		3,000	3,193,463
Series 2025-A 5.50%, 07/01/2054		1,220	1,296,844
Series 2025-C 5.00%, 07/01/2044		1,925	2,025,126
5.00%, 07/01/2045		1,500	1,561,287

			26,523,283

Idaho – 0.1%
Idaho Health Facilities Authority (North Canyon Medical Center) Series 2023 7.00%, 11/01/2048		4,500	4,764,093
7.125%, 11/01/2057		7,495	7,959,337
Idaho Housing & Finance Association (Battelle Energy Alliance) Series 2010-A 7.00%, 02/01/2036		200	200,440

			12,923,870

Illinois – 5.1%
Bellwood Municipal Housing Corp. (Village of Bellwood IL) Series 2024 6.375%, 12/01/2059(b)		6,450	6,059,131
Chicago Board of Education (Chicago Board of Education) Series 2012-A 5.00%, 12/01/2042		7,220	7,136,022
Series 2015-C 5.25%, 12/01/2035		2,135	2,135,028

	Principal Amount (000)		U.S. $ Value

5.25%, 12/01/2039	$	8,080	$7,984,070
Series 2015-E 5.125%, 12/01/2032		1,000	1,000,207
Series 2016-B 6.50%, 12/01/2046		1,900	1,910,229
Series 2017-A 7.00%, 12/01/2046(b)		4,000	4,101,066
Series 2017-B 7.00%, 12/01/2042(b)		5,000	5,171,224
Series 2017-G 5.00%, 12/01/2034		4,150	4,178,221
Series 2017-H 5.00%, 12/01/2036		10,360	10,380,930
5.00%, 12/01/2046		3,620	3,451,435
Series 2018-A 5.00%, 12/01/2026		5,430	5,476,499
5.00%, 12/01/2027		6,300	6,417,780
Series 2019-A 5.00%, 12/01/2029		2,950	3,053,644
5.00%, 12/01/2030		2,000	2,053,737
Series 2021-A 5.00%, 12/01/2032		2,400	2,474,195
5.00%, 12/01/2033		4,510	4,634,623
5.00%, 12/01/2036		1,210	1,225,478
5.00%, 12/01/2038		5,000	5,020,065
5.00%, 12/01/2041		7,765	7,737,700
Series 2021-B 5.00%, 12/01/2036		1,000	1,012,792
Series 2023-A 5.875%, 12/01/2047		19,500	19,961,109
6.00%, 12/01/2049		36,165	37,153,433
Series 2025-B 6.00%, 12/01/2039		2,000	2,176,049
6.00%, 12/01/2041		34,365	36,972,774
6.00%, 12/01/2042		42,995	45,806,202
6.00%, 12/01/2043		20,760	21,967,752
6.00%, 12/01/2044		18,500	19,429,490
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2022 5.50%, 01/01/2055		38,000	39,172,104
Series 2024-A 5.25%, 01/01/2041		2,150	2,346,966
5.25%, 01/01/2042		2,450	2,647,117
5.25%, 01/01/2043		2,625	2,804,399
5.50%, 01/01/2044		2,625	2,834,099
5.50%, 01/01/2053		21,080	21,949,784
Series 2024-C 5.00%, 01/01/2033		11,000	12,376,844
Series 2025-A 5.00%, 01/01/2037		1,430	1,593,977
5.00%, 01/01/2038		5,000	5,528,570
5.00%, 01/01/2039		2,450	2,691,227
Chicago O’Hare International Airport (TrIPs Obligated Group) Series 2018 5.00%, 07/01/2033		1,395	1,445,873
5.00%, 07/01/2038		1,500	1,535,851

	Principal Amount (000)		U.S. $ Value

Chicago Transit Authority Sales Tax Receipts Fund (Chicago Transit Authority Sales Tax Receipts Fund) Series 2020-A 5.00%, 12/01/2045	$	5,000	$5,097,030
5.00%, 12/01/2055		6,000	6,010,035
Series 2024-A 5.00%, 12/01/2049		12,500	12,867,487
City of Chicago IL (City of Chicago IL) Series 2019-A 5.50%, 01/01/2049		5,365	5,381,727
Series 2025-A 6.00%, 01/01/2050		20,150	21,083,860
Series 2025-B 5.50%, 01/01/2040		10,400	11,322,761
5.50%, 01/01/2041		7,000	7,550,388
Series 2025-E 6.00%, 01/01/2042		1,500	1,660,699
6.00%, 01/01/2044		1,500	1,623,873
6.00%, 01/01/2045		3,130	3,353,007
City of Chicago IL (Goldblatts Supportive Living Project) Series 2013 6.375%, 12/01/2052(e) (f)		1,050	670,850
Eastern Illinois Economic Development Authority (City of Mattoon IL Sales & Hotel Tax) Series 2023 5.00%, 11/01/2033		755	759,744
6.00%, 05/01/2046		3,580	3,520,893
Eastern Illinois Economic Development Authority (City of Mattoon IL) Series 2025 6.50%, 02/15/2040		2,620	2,652,558
7.00%, 02/15/2056		8,355	8,061,603
Illinois Finance Authority (Acero Charter Schools Obligated Group) Series 2021 4.00%, 10/01/2035(b)		1,280	1,245,889
4.00%, 10/01/2042(b)		4,150	3,647,748
Illinois Finance Authority (Ascension Health Credit Group) Series 2016-C 5.00%, 02/15/2041		1,475	1,494,674
Illinois Finance Authority (Board of Trustees of the University of Illinois/The) Series 2020 4.00%, 10/01/2050		3,615	3,097,117
Illinois Finance Authority (Bradley University) Series 2021-A 4.00%, 08/01/2046		2,000	1,661,148
4.00%, 08/01/2051		1,000	805,707
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2024 4.125%, 12/01/2043(b)		24,150	24,304,794
Series 2025 4.80%, 12/01/2043(b)		31,325	32,589,600

	Principal Amount (000)		U.S. $ Value

Illinois Finance Authority (DePaul College Prep) Series 2023 4.30%, 08/01/2028(b)	$	935	$945,910
4.50%, 08/01/2033(b)		1,275	1,331,055
5.25%, 08/01/2038(b)		3,895	4,178,204
5.50%, 08/01/2043(b)		4,485	4,728,478
5.625%, 08/01/2053(b)		7,250	7,406,854
Illinois Finance Authority (Lake Forest College) Series 2022-A 5.25%, 10/01/2052		1,500	1,464,433
5.50%, 10/01/2042		1,045	1,081,709
5.50%, 10/01/2047		1,000	1,013,178
Illinois Finance Authority (LRS Holdings LLC) Series 2023 7.375%, 09/01/2042(b)		20,000	22,924,550
Illinois Finance Authority (Moorings of Arlington Heights Obligated Group) Series 2025 5.00%, 11/01/2036		1,500	1,641,322
5.125%, 11/01/2046		2,000	2,016,818
5.375%, 11/01/2050		1,000	1,005,631
5.375%, 11/01/2055		2,100	2,108,308
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060		4,391	3,201,558
Illinois Finance Authority (Plymouth Place Obligated Group) Series 2022 6.50%, 05/15/2042		2,000	2,150,131
6.50%, 05/15/2047		2,000	2,102,342
6.625%, 05/15/2052		1,910	2,004,998
6.75%, 05/15/2058		1,765	1,849,114
Illinois Finance Authority (Prerefunded - US Treasuries) Series 2016-C 5.00%, 02/15/2041		1,360	1,396,674
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science) Series 2017-A 5.00%, 08/01/2042		1,000	1,002,641
5.00%, 08/01/2047		2,475	2,386,069
Series 2017-C 5.00%, 08/01/2046		2,900	2,815,399
Series 2025 5.25%, 08/01/2035(b)		2,595	2,732,627
Illinois Finance Authority (Washington & Jane Smith Community - Orland Park) Series 2022 4.00%, 10/15/2044		10,890	9,056,480

	Principal Amount (000)		U.S. $ Value

Illinois Housing Development Authority (Circle Park Preservation) Series 2024-H 4.00%, 01/01/2042	$	14,245	$13,996,913
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038		1,675	1,736,666
Series 2024 5.67%, 11/01/2038(g)		16,210	16,264,877
Illinois State Toll Highway Authority (Illinois State Toll Highway Authority) Series 2015-A 5.00%, 01/01/2031		1,500	1,503,162
5.00%, 01/01/2032		1,625	1,628,338
Series 2015-B 5.00%, 01/01/2036		2,850	2,854,783
Series 2016-B 5.00%, 01/01/2041		3,450	3,469,359
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2012 Zero Coupon, 12/15/2041		9,400	4,935,480
Zero Coupon, 12/15/2051		11,385	3,111,241
Series 2015-B 5.00%, 12/15/2045		13,300	13,300,705
Series 2017 0.00%, 12/15/2042(h)		1,400	1,088,850
Series 2017-A 5.00%, 06/15/2057		4,000	3,901,779
Series 2017-B Zero Coupon, 12/15/2054		9,850	2,273,473
Series 2020 5.00%, 06/15/2050		28,345	28,261,790
AG Series 2017 Zero Coupon, 12/15/2056		23,000	4,956,569
Regional Transportation Authority (Regional Transportation Authority) Series 2025-A 5.00%, 06/01/2050		13,755	14,089,732
State of Illinois (State of Illinois) Series 2010 7.35%, 07/01/2035		9,189	9,946,110
Series 2016 5.00%, 02/01/2029		5,945	6,078,659
5.00%, 11/01/2032		5,245	5,324,419
5.00%, 11/01/2035		8,000	8,103,143
Series 2017-A 5.00%, 12/01/2028		2,700	2,811,823
5.00%, 12/01/2034		2,585	2,670,220
Series 2017-C 5.00%, 11/01/2029		4,335	4,505,755
Series 2018-A 5.00%, 10/01/2029		1,030	1,093,100
5.00%, 05/01/2030		2,185	2,297,314
Series 2020 5.50%, 05/01/2030		2,750	2,957,922

	Principal Amount (000)		U.S. $ Value

5.75%, 05/01/2045	$	2,500	$2,642,772
Series 2020-B 5.00%, 10/01/2030		2,000	2,204,252
Series 2022-A 5.25%, 03/01/2037		2,500	2,764,096
5.50%, 03/01/2042		12,610	13,660,410
5.50%, 03/01/2047		4,500	4,723,430
Series 2022-B 5.25%, 10/01/2037		13,000	14,424,162
Series 2022-C 5.50%, 10/01/2045		19,000	20,146,804
Series 2023-B 5.00%, 05/01/2036		5,000	5,484,455
5.50%, 05/01/2047		5,000	5,251,670
Series 2023-C 5.00%, 12/01/2045		5,625	5,796,583
Series 2023-D 5.00%, 07/01/2036		5,000	5,489,223
Series 2024-A 5.257%, 05/01/2030		10,000	10,407,027
5.277%, 05/01/2031		2,000	2,087,755
Series 2024-B 5.00%, 05/01/2038		16,075	17,729,775
Series 2025-E 5.00%, 09/01/2043		10,755	11,329,539
5.00%, 09/01/2045		15,000	15,517,636
Upper Illinois River Valley Development Authority (High Point Residence Fox Valley Obligated Group) Series 2025 7.00%, 11/01/2060		6,000	5,864,726
Village of Antioch IL Special Service Areas No. 1 & 2 (Village of Antioch IL Special Service Areas No. 1 & 2) Series 2016-A 4.50%, 03/01/2033		2,671	2,671,420
Series 2016-B 7.00%, 03/01/2033		1,269	1,269,296

			909,043,725

Indiana – 1.4%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(e) (f)		1,243	124
City of Valparaiso IN (Pratt Paper IN LLC) Series 2024 4.50%, 01/01/2034(b)		1,590	1,648,600
4.875%, 01/01/2044(b)		1,550	1,576,937
5.00%, 01/01/2054(b)		3,100	3,042,163
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045		10,000	10,520,658
Series 2025 4.20%, 06/01/2044		21,560	22,916,437

	Principal Amount (000)		U.S. $ Value

Indiana Finance Authority (Ascension Health Credit Group) Series 2025 5.00%, 11/15/2042	$	1,000	$1,089,232
5.00%, 11/15/2043		9,945	10,711,953
Indiana Finance Authority (Baptist Healthcare System Obligated Group) Series 2017 5.00%, 08/15/2051		3,905	3,928,020
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(e) (f) (g)		30,305	1,515,250
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2037		2,620	2,580,161
4.00%, 04/01/2039		1,630	1,576,666
4.00%, 04/01/2041		2,305	2,132,665
4.00%, 04/01/2042		2,400	2,177,802
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2021 4.00%, 11/15/2043		6,700	5,968,221
Series 2023-2 4.00%, 11/15/2028		1,000	1,014,261
4.00%, 11/15/2029		1,000	1,017,606
4.00%, 11/15/2037		1,800	1,772,019
Indiana Finance Authority (Indiana University Health Obligated Group) Series 2025-C 5.25%, 10/01/2046		2,000	2,135,335
Indiana Finance Authority (Ohio Valley Electric) Series 2020 3.00%, 11/01/2030		11,725	11,563,552
Series 2020-A 3.00%, 11/01/2030		7,290	7,208,568
Series 2021-B 2.50%, 11/01/2030		5,065	4,897,883
Series 2022-A 4.25%, 11/01/2030		3,000	3,104,774
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-A 5.00%, 11/01/2054		10,000	10,082,972
Series 2024-B 3.265% (SOFR + 0.71%), 11/01/2046(d) (g)		31,100	31,147,378
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 4.25%, 07/01/2044		1,300	1,212,676
5.00%, 07/01/2049		3,000	3,002,593
5.00%, 07/01/2054		1,400	1,385,710
5.00%, 07/01/2059		3,035	2,977,625
5.25%, 07/01/2064		2,835	2,844,731

	Principal Amount (000)		U.S. $ Value

Indiana Finance Authority (University of Evansville) Series 2022 5.00%, 09/01/2029	$	1,755	$1,831,275
5.00%, 09/01/2030		1,845	1,941,214
5.00%, 09/01/2031		1,935	2,047,236
5.00%, 09/01/2032		2,035	2,156,983
5.25%, 09/01/2037		3,415	3,575,205
5.25%, 09/01/2044		10,000	9,911,571
5.25%, 09/01/2057		5,995	5,669,121
Indiana Housing & Community Development Authority (Vita of Marion LLC) Series 2021-A 5.00%, 04/01/2031(b)		573	560,260
5.25%, 04/01/2041(b)		5,325	4,771,343
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 5.75%, 03/01/2043		6,670	7,091,748
6.00%, 03/01/2053		9,200	9,565,800
6.125%, 03/01/2057		10,930	11,431,332
Series 2023-F 7.75%, 03/01/2067		10,750	11,816,575
BAM Series 2023 5.25%, 03/01/2067		20,060	20,670,404

			249,792,639

Iowa – 0.5%
Iowa Finance Authority (Prerefunded - US Treasuries) Series 2022 5.00%, 12/01/2050		35,950	41,748,688
Iowa Finance Authority (Wesley Retirement Services Obligated Group) Series 2021 4.00%, 12/01/2031		3,385	3,380,523
4.00%, 12/01/2041		7,810	6,928,648
4.00%, 12/01/2046		5,225	4,163,469
4.00%, 12/01/2051		9,340	7,050,842
Iowa Higher Education Loan Authority (Des Moines University Osteopathic Medical Center) Series 2022 5.375%, 10/01/2052		1,600	1,620,020
Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.50%, 11/01/2051		7,160	6,245,428
Iowa Tobacco Settlement Authority (Iowa Tobacco Settlement Authority) Series 2021-A 4.00%, 06/01/2049		4,000	3,377,202
Series 2021-B Zero Coupon, 06/01/2065		84,620	12,038,507

			86,553,327

	Principal Amount (000)		U.S. $ Value

Kansas – 0.4%
City of Colby KS (Citizens Medical Center) Series 2024 5.50%, 07/01/2026	$	18,800	$18,803,929
City of Overland Park KS Sales Tax Revenue (City of Overland Park KS Sales Tax Revenue) Series 2022 6.00%, 11/15/2034(b)		1,185	1,249,064
6.50%, 11/15/2042(b)		13,650	14,354,859
City of Topeka KS (Congregational Home Obligated Group) Series 2022-A 5.75%, 12/01/2033		3,125	3,281,601
6.25%, 12/01/2042		2,920	3,042,346
6.50%, 12/01/2052		6,000	6,103,838
Kansas Development Finance Authority (State of Kansas Lease) Series 2021-K 2.39%, 05/01/2036		8,000	6,453,398
Overland Park Development Corp. (City of Overland Park KS) Series 2019 5.00%, 03/01/2035		2,085	2,166,465
5.00%, 03/01/2037		2,070	2,135,733
5.00%, 03/01/2039		2,325	2,385,392
5.00%, 03/01/2044		2,670	2,682,241
5.00%, 03/01/2049		5,875	5,704,074
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Govt Sales Tax) Series 2018 4.50%, 06/01/2040		1,055	1,057,077

			69,420,017

Kentucky – 1.8%
City of Ashland KY (Royal Blue Health Obligated Group) Series 2019 4.00%, 02/01/2035		930	933,598
City of Henderson KY (Pratt Paper KY LLC) Series 2022 4.45%, 01/01/2042(b)		9,000	9,028,504
County of Trimble KY (Louisville Gas & Electric) Series 2020 1.30%, 09/01/2044		8,500	8,146,004
Kenton County Airport Board (Cincinnati/Northern Kentucky Intl Airport) Series 2024-A 5.25%, 01/01/2038		3,000	3,348,550
5.25%, 01/01/2049		15,000	15,454,982

	Principal Amount (000)		U.S. $ Value

Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2034	$	1,500	$1,544,374
5.00%, 08/15/2035		3,085	3,171,170
5.00%, 08/15/2037		1,550	1,588,097
5.00%, 08/15/2041		6,905	7,041,693
5.00%, 08/15/2046		2,740	2,764,500
Kentucky Economic Development Finance Authority (Carmel Manor, Inc.) Series 2022 4.50%, 10/01/2027		4,000	4,001,566
Kentucky Economic Development Finance Authority (CommonSpirit Health Obligated Group) Series 2019-A 5.00%, 08/01/2044		9,040	9,277,202
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky Obligated Group) Series 2012 5.375%, 11/15/2042		1,685	1,477,778
5.50%, 11/15/2045		710	600,565
Series 2016 5.00%, 05/15/2031		2,000	1,999,876
Series 2016-A 5.00%, 05/15/2046		3,600	2,987,959
5.00%, 05/15/2051		2,000	1,586,737
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2015 5.25%, 06/01/2050		24,090	23,961,417
Series 2017-A 5.00%, 06/01/2031		2,000	2,034,769
5.00%, 06/01/2032		3,500	3,555,188
5.00%, 06/01/2037		4,325	4,358,504
5.00%, 06/01/2041		3,300	3,316,883
5.25%, 06/01/2041		7,625	7,710,910
Series 2017-B 5.00%, 06/01/2040		5,000	5,014,817
Kentucky Economic Development Finance Authority (Rosedale Green) Series 2015 5.50%, 11/15/2035		2,265	2,264,880
5.75%, 11/15/2045		5,265	4,716,792
5.75%, 11/15/2050		1,100	948,697
Kentucky Housing Corp. (Churchill Park LLLP) Series 2022-A 5.75%, 11/01/2040(b)		12,370	12,813,127
Series 2022-B 6.75%, 11/01/2040(b)		2,050	2,120,659
Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055		68,890	74,219,737
Series 2025-C 5.00%, 05/01/2036		38,275	41,490,754

		Principal Amount (000)	U.S. $ Value

Kentucky Public Energy Authority (Goldman Sachs Group) Series 2024-A 5.00%, 05/01/2055	$	14,815	$15,694,158
Kentucky Public Energy Authority (Morgan Stanley) Series 2023-A 4.432% (SOFR + 1.98%), 04/01/2054(d)		25,000	25,000,000
5.25%, 04/01/2054		10,000	10,807,512
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2020 5.00%, 10/01/2047		1,965	2,107,261
Series 2020-A 5.00%, 10/01/2038		965	1,016,230

			318,105,450

Louisiana – 1.2%
Jefferson Sales Tax District (Jefferson Sales Tax District) AG Series 2017-B 5.00%, 12/01/2034		1,000	1,037,905
5.00%, 12/01/2036		2,400	2,479,903
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration ELL System Restoration Revenue) Series 2022 4.475%, 08/01/2039		10,000	9,709,833
Series 2023 5.048%, 12/01/2034		10,000	10,292,987
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.00%, 11/15/2035		2,100	2,101,333
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2020-2 5.00%, 10/01/2036(b) (c)		8,985	9,231,725
5.00%, 10/12/2036(b) (c)		8,460	8,647,421
5.00%, 10/01/2037(b) (c)		5,000	5,100,621
5.00%, 10/01/2044(b) (c)		5,155	5,203,582
Louisiana Public Facilities Authority (Acadiana Renaissance Charter Academy) Series 2025 5.00%, 06/15/2035(b)		1,000	1,045,303
5.50%, 06/15/2040(b)		3,500	3,649,314
6.00%, 06/15/2045(b)		1,000	1,024,863
6.00%, 06/15/2059(b)		2,200	2,205,912
6.15%, 06/15/2055(b)		4,850	4,931,658

		Principal Amount (000)	U.S. $ Value

Louisiana Public Facilities Authority (Calcasieu Bridge Partners) Series 2024 5.75%, 09/01/2064	$	66,520	$68,537,811
Louisiana Public Facilities Authority (Geo Prep Mid-City of Greater Baton Rouge) Series 2022 5.625%, 06/01/2037(b)		310	321,676
6.25%, 06/01/2062(b)		1,425	1,439,128
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013-B 10.50%, 07/01/2039(e) (f)		2,750	28
Series 2014-A 7.50%, 07/01/2023(e) (l)		1,250	13
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Auxiliary Revenue) Series 2019 5.00%, 07/01/2059		10,270	10,013,188
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease) Series 2017 5.00%, 07/01/2047		6,515	6,531,550
5.00%, 07/01/2052		7,300	7,250,251
5.00%, 07/01/2057		2,250	2,205,369
Louisiana Public Facilities Authority (Prerefunded - US Govt Agencies) Series 2016 5.00%, 05/15/2047		10	10,076
New Orleans Aviation Board (New Orleans Aviation Board) Series 2017-B 5.00%, 01/01/2043		1,000	1,004,438
Series 2024 5.00%, 01/01/2035		6,120	6,833,026
5.25%, 01/01/2040		8,500	9,340,254
5.25%, 01/01/2041		3,460	3,769,600
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(b)		10,945	12,036,775
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2019 2.20%, 06/01/2037		3,700	3,690,021
Series 2024 3.30%, 06/01/2037		17,400	17,608,452

			217,254,016

Maine – 0.1%
Finance Authority of Maine (Casella Waste Systems) Series 2024 4.625%, 12/01/2047(b)		4,150	4,292,220

		Principal Amount (000)	U.S. $ Value

Maine Health & Higher Educational Facilities Authority (Maine Medical Center) Series 2018-A 5.00%, 07/01/2048	$	6,250	$6,306,847

			10,599,067

Maryland – 1.2%
City of Baltimore MD (City of Baltimore MD Harbor Point Special Taxing District) Series 2019 3.625%, 06/01/2046(b)		1,750	1,468,895
Series 2019-B 3.875%, 06/01/2046(b)		300	259,317
Maryland Economic Development Corp. (Maryland Econ Dev Corp-Morgan View & Thurgood Marshall Student Hsg) Series 2020 4.25%, 07/01/2050		1,130	983,793
Series 2022 5.75%, 07/01/2053		2,860	2,983,058
6.00%, 07/01/2058		10,000	10,548,950
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.00%, 12/31/2036		3,200	3,388,457
5.00%, 06/30/2037		2,400	2,533,533
5.00%, 12/31/2037		2,605	2,741,689
5.00%, 06/30/2038		2,920	3,065,455
5.00%, 12/31/2038		1,015	1,062,968
5.25%, 06/30/2047		1,350	1,355,324
5.25%, 06/30/2052		52,190	52,011,187
5.25%, 06/30/2055		37,655	37,350,902
Maryland Health & Higher Educational Facilities Authority (Johns Hopkins Health System) Series 2025 5.00%, 05/15/2035		19,880	23,332,329
5.00%, 05/15/2037		2,000	2,376,930
5.00%, 05/15/2039		1,750	2,081,865
Maryland Health & Higher Educational Facilities Authority (TidalHealth Obligated Group) Series 2020 4.00%, 07/01/2037		2,575	2,606,834
5.00%, 07/01/2046		22,040	22,212,908
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2022-2 5.00%, 05/01/2050(b) (c)		29,840	31,696,302
State of Maryland Department of Transportation (Maryland Aviation Administration) AG Series 2025-2 5.00%, 08/01/2034(b) (c)		1,550	1,768,960
5.00%, 08/01/2038(b) (c)		2,200	2,429,505
5.00%, 08/01/2039(b) (c)		1,270	1,393,282
5.25%, 08/01/2040(b) (c)		1,600	1,787,828
5.25%, 08/01/2041(b) (c)		1,700	1,892,820

		Principal Amount (000)	U.S. $ Value

5.25%, 08/01/2042(b) (c)	$	1,805	$1,985,156
5.25%, 08/01/2043(b) (c)		1,520	1,654,083
5.25%, 08/01/2044(b) (c)		1,100	1,184,176

			218,156,506

Massachusetts – 1.1%
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2022-E 5.00%, 11/01/2052		10,000	10,291,114
Series 2024-A 5.00%, 01/01/2054		10,000	10,313,254
Series 2024-B 5.00%, 05/01/2054		12,780	13,193,920
Series 2025-A 5.00%, 04/01/2055		10,000	10,353,102
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2023-A 5.25%, 07/01/2048		10,000	10,631,039
Series 2025-B 5.25%, 07/01/2055		11,000	11,691,152
Massachusetts Development Finance Agency (Boston Medical Center Obligated Group) Series 2023 5.25%, 07/01/2052		2,000	1,961,879
Massachusetts Development Finance Agency (Care Communities Obligated Group) Series 2025 6.375%, 07/15/2045(b)		1,200	1,220,718
6.50%, 07/15/2060(b)		17,370	17,355,315
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.00%, 01/01/2047		10,185	9,824,048
Series 2017-A 5.00%, 01/01/2040		940	950,107
Series 2025 5.00%, 01/01/2030		1,120	1,195,090
5.00%, 01/01/2031		1,200	1,296,128
5.00%, 01/01/2035		1,230	1,356,542
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2043		3,405	3,292,899
Massachusetts Development Finance Agency (GingerCare Living Obligated Group) Series 2024-A 5.50%, 12/01/2044(b)		3,685	3,448,376
5.875%, 12/01/2060(b)		1,285	1,185,214
Massachusetts Development Finance Agency (Lasell University) Series 2021 4.00%, 07/01/2027		250	250,157

		Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Lifespan Obligated Group) Series 2025 5.25%, 08/15/2045	$	1,500	$1,555,300
5.50%, 08/15/2050		7,000	7,311,706
Massachusetts Development Finance Agency (Merrimack College) Series 2017 5.00%, 07/01/2047		3,665	3,524,337
Series 2022 5.00%, 07/01/2052		1,150	1,098,279
Massachusetts Development Finance Agency (PRG Medford Properties) Series 2025 5.25%, 06/01/2055		1,380	1,432,794
5.25%, 06/01/2060		4,150	4,261,365
5.25%, 06/01/2065		8,035	8,238,508
5.50%, 06/01/2050		3,900	4,160,649
Massachusetts Development Finance Agency (Salem Community Obligated Group) Series 2022 5.25%, 01/01/2050		2,680	2,498,297
Massachusetts Development Finance Agency (Simmons University) Series 2018-L 5.00%, 10/01/2034		1,360	1,345,781
Series 2023 5.00%, 10/01/2043		1,100	985,447
5.25%, 10/01/2036		415	414,340
5.25%, 10/01/2037		500	492,948
5.25%, 10/01/2038		515	501,513
5.25%, 10/01/2039		520	501,985
Massachusetts Development Finance Agency (South Shore Hospital Obligated Group) Series 2016-I 4.00%, 07/01/2036		2,000	1,961,584
5.00%, 07/01/2031		1,350	1,356,228
5.00%, 07/01/2041		2,500	2,501,572
Massachusetts Development Finance Agency (Southcoast Health System Obligated Group) Series 2021-G 5.00%, 07/01/2050		1,000	990,397
Massachusetts Development Finance Agency (Springfield College) Series 2021 4.00%, 06/01/2056		4,000	2,960,513
5.00%, 06/01/2026		420	422,083
5.00%, 06/01/2027		445	449,602
5.00%, 06/01/2028		1,850	1,881,581
Series 2021-B 4.00%, 06/01/2050		1,700	1,312,702
Massachusetts Development Finance Agency (Suffolk University) Series 2025 5.25%, 07/01/2055		6,670	6,533,687
6.00%, 07/01/2050		3,000	3,176,178

		Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2013-G 5.00%, 07/01/2037	$	3,050	$3,049,817
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2041		1,480	1,485,775
5.00%, 07/01/2046		2,500	2,487,204
Massachusetts Port Authority (Massachusetts Port Authority) Series 2021-E 5.00%, 07/01/2051		2,260	2,277,899
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2009 5.715%, 08/15/2039		10,255	10,607,386

			191,587,511

Michigan – 0.7%
City of Detroit MI (City of Detroit MI) 4.813%, 06/15/2049(e) (f)		8,102	8,841,290
Series 2014-B 4.00%, 04/01/2044(h)		9,943	7,816,551
Series 2018 5.00%, 04/01/2033		1,000	1,039,047
5.00%, 04/01/2034		2,250	2,337,167
Series 2020 5.50%, 04/01/2045		1,690	1,752,953
5.50%, 04/01/2050		2,170	2,226,057
Series 2021-A 5.00%, 04/01/2050		1,000	1,005,529
Series 2023-A 5.25%, 05/01/2027		300	308,387
5.25%, 05/01/2029		700	750,711
Series 2023-B 6.844%, 05/01/2028		445	454,129
Series 2023-C 6.00%, 05/01/2043		1,500	1,670,409
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048		3,870	3,995,555
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate) Series 2017-A 5.00%, 11/01/2032		1,055	1,066,953
5.00%, 11/01/2037		600	601,618
Great Lakes Water Authority Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue) Series 2016-A 5.00%, 07/01/2046		1,025	1,028,537
Series 2016-D 5.00%, 07/01/2036		25,210	25,412,832
Series 2025-C 5.25%, 07/01/2050		9,000	9,583,069
5.25%, 07/01/2055		7,000	7,407,642

		Principal Amount (000)	U.S. $ Value

Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo Obligated Group) Series 2019 5.00%, 05/15/2037	$	1,100	$1,121,004
Series 2020 5.00%, 05/15/2055		6,860	6,262,449
Kalamazoo Hospital Finance Authority (Prerefunded - US Treasuries) Series 2016 4.00%, 05/15/2031		10	10,043
4.00%, 05/15/2032		20	20,087
4.00%, 05/15/2033		30	30,130
4.00%, 05/15/2036		65	65,282
Michigan Finance Authority (Albion College) Series 2022 4.00%, 12/01/2046		1,895	1,121,352
4.00%, 12/01/2051		1,935	1,086,831
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039		4,340	4,130,707
4.00%, 06/01/2049		5,000	4,302,940
Series 2020-B Zero Coupon, 06/01/2065		7,575	760,658
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 12/31/2033		2,000	2,076,968
5.00%, 12/31/2043		5,000	5,022,220
5.00%, 06/30/2048		8,600	8,367,221
AG Series 2018 4.25%, 12/31/2038		3,630	3,643,483
4.50%, 06/30/2048		4,000	3,688,666
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp/MI) Series 2008-C Zero Coupon, 06/01/2058		263,800	4,643,276

			123,651,753

Minnesota – 1.0%
City of Bloomington MN (City of Bloomington MN) Series 2024-A 6.18%, 07/01/2041(b)		10,670	10,697,858
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(b) (h)		23,500	24,498,506
City of Brooklyn Park MN (Brooklyn Park AH II LLLP) Series 2024 6.26%, 07/01/2041(b)		25,045	25,207,840

	Principal Amount (000)		U.S. $ Value

City of Columbus MN (Adalyn Avenue LLLP) Series 2023 5.98%, 12/01/2041(b)	$	19,500	$19,860,346
City of Cottage Grove MN (Cottage Grove AH I LLLP) Series 2025 5.58%, 02/01/2043		13,275	13,420,157
City of Fridley MN (Roers Fridley Apartments Owner II) Series 2023-A 5.75%, 06/01/2041(b)		6,775	7,102,622
City of St. Cloud MN (CentraCare Health System Obligated Group) Series 2024 5.00%, 05/01/2041		1,000	1,082,849
5.00%, 05/01/2042		1,000	1,069,759
City of Woodbury MN (Math & Science Academy/MN) Series 2025 5.25%, 06/01/2045(b)		1,000	952,444
5.50%, 06/01/2055(b)		3,460	3,249,183
5.50%, 06/01/2063(b)		1,855	1,712,757
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.66%, 07/01/2041(b)		19,240	19,202,124
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Housing & Redevelopment Authority of The City of St. Paul Minnesota) Series 2026 6.01%, 02/01/2043(b)		8,100	8,132,923
8.00%, 02/01/2043(b)		1,300	1,298,409
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 3.00%, 06/01/2031(g)		700	565,130
4.00%, 06/01/2041(g)		1,220	825,753
4.00%, 06/01/2051(g)		1,250	717,712
4.00%, 06/01/2056(g)		2,180	1,194,232
Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2024 5.25%, 01/01/2044		10,000	10,616,611
5.25%, 01/01/2049		1,000	1,027,017
Minnesota Health & Education Facilities Authority (College of St. Scholastica) Series 2019 4.00%, 12/01/2040		6,900	6,238,903

	Principal Amount (000)		U.S. $ Value

Minnesota Health & Education Facilities Authority (St. Catherine University) Series 2018-A 5.00%, 10/01/2045	$	1,900	$1,844,955
Washington County Community Development Agency (Raymie Johnson Estates) Series 2025 4.66%, 07/01/2027		2,150	2,153,932
6.08%, 07/01/2042		7,350	7,644,449
Western Minnesota Municipal Power Agency (Western Minnesota Municipal Power Agency) Series 2019-A 3.156%, 01/01/2039		2,000	1,715,833

			172,032,304

Mississippi – 0.4%
City of Gulfport MS (Memorial Hospital at Gulfport Obligated Group) Series 2025 5.25%, 07/01/2036		1,000	1,133,324
5.25%, 07/01/2037		1,000	1,126,586
5.25%, 07/01/2038		1,000	1,120,577
5.25%, 07/01/2039		1,350	1,503,312
5.25%, 07/01/2040		1,315	1,445,810
5.25%, 07/01/2041		1,040	1,128,849
5.25%, 07/01/2042		1,065	1,143,294
5.25%, 07/01/2044		1,500	1,573,505
5.25%, 07/01/2045		1,645	1,706,254
5.50%, 07/01/2050		6,750	6,985,605
5.50%, 07/01/2055		6,225	6,401,177
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029(e) (f) (g)		14,500	9,860,000
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2041(b)		2,500	2,113,175
5.00%, 10/01/2026(b)		1,700	1,712,324
5.00%, 10/01/2027(b)		900	914,408
5.00%, 10/01/2028(b)		1,900	1,948,481
5.00%, 10/01/2033(b)		2,270	2,351,440
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016-A 5.00%, 09/01/2036		1,645	1,658,154
5.00%, 09/01/2041		16,350	16,462,570
Mississippi Hospital Equipment & Facilities Authority (Forrest County General Hospital) Series 2019 4.00%, 01/01/2037		720	723,836
5.00%, 01/01/2035		1,230	1,311,030

			64,323,711

	Principal Amount (000)		U.S. $ Value

Missouri – 0.6%
Cape Girardeau County Industrial Development Authority (Mercy Health/MO) Series 2017-A 5.00%, 03/01/2036	$	2,810	$2,857,811
Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group) Series 2025-A 5.00%, 04/01/2038		5,000	5,890,018
5.00%, 04/01/2040		2,000	2,339,103
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2016-A 5.00%, 02/01/2046		1,000	997,536
Series 2019 4.00%, 02/01/2042		18,770	17,746,440
4.00%, 02/01/2048		21,850	18,547,268
5.00%, 02/01/2042		620	634,259
5.00%, 02/01/2048		2,600	2,546,669
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2021 2.00%, 11/15/2046(e) (f) (k)		2,219	22
5.00%, 11/15/2046(e) (f)		3,708	37
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2036		1,300	1,304,471
5.00%, 08/15/2046		1,760	1,637,787
5.00%, 08/15/2051		1,000	902,244
Series 2018 5.00%, 08/15/2042		6,940	6,877,997
Series 2021-A 5.00%, 08/15/2056		9,825	8,724,124
Missouri Development Finance Board (Missouri Development Finance Board) Series 2025-A 6.00%, 06/15/2040(b)		6,000	6,063,902
6.50%, 06/15/2045(b)		5,525	5,473,882
St. Louis County Industrial Development Authority (Friendship Village St. Louis Obligated Group) Series 2018 5.25%, 09/01/2053		7,560	7,386,155
St. Louis County Industrial Development Authority (St. Andrews Resources for Seniors Obligated Group) Series 2015-A 5.00%, 12/01/2035		2,000	2,000,680
5.125%, 12/01/2045		4,500	4,393,653

	Principal Amount (000)		U.S. $ Value

Taney County Industrial Development Authority (Taney County Industrial Development Authority Lease) Series 2023 5.00%, 10/01/2033(b)	$	1,000	$1,015,319
6.00%, 10/01/2049(b)		2,475	2,461,225

			99,800,602

Montana – 0.1%
County of Gallatin MT (Bozeman Fiber, Inc.) Series 2025 0.00%, 10/15/2055(b) (h)		19,115	15,980,041
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2034		1,085	1,106,298

			17,086,339

Nebraska – 0.5%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054		11,255	11,942,990
Central Plains Energy Project (Goldman Sachs Group) Series 2017-A 5.00%, 09/01/2031		2,050	2,245,954
5.00%, 09/01/2034		1,510	1,692,884
5.00%, 09/01/2036		5,000	5,607,241
5.00%, 09/01/2037		8,715	9,752,274
Series 2022-1 5.00%, 05/01/2053		5,000	5,258,175
Central Plains Energy Project (Royal Bank of Canada) Series 2025-A 5.00%, 08/01/2055		40,500	43,506,019

			80,005,537

Nevada – 0.4%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(b)		21,000	3,249,576
Clark County School District (Clark County School District) AG Series 2019-B 3.00%, 06/15/2037		5,185	4,832,268
Las Vegas Redevelopment Agency (Las Vegas Redevelopment Agency Redevelopment Area 1) Series 2016 5.00%, 06/15/2040		1,800	1,803,266
Reno-Tahoe Airport Authority (Reno-Tahoe Airport Authority) Series 2024 5.25%, 07/01/2040		2,415	2,664,782
5.25%, 07/01/2043		1,500	1,612,322
5.25%, 07/01/2044		1,155	1,228,286
5.25%, 07/01/2054		8,970	9,193,261

	Principal Amount (000)		U.S. $ Value

State of Nevada Department of Business & Industry (Desertxpress Enterprises) Series 2025 12.00%, 01/01/2065(b)	$	30,220	$22,665,000
State of Nevada Department of Business & Industry (Fulcrum Sierra Holdings) Series 2018 6.95%, 02/15/2038(e) (f) (g)		1,693	17
Tahoe-Douglas Visitors Authority (Tahoe-Douglas Visitors Authority) Series 2020 5.00%, 07/01/2040		4,200	4,351,260
5.00%, 07/01/2045		2,800	2,819,955
5.00%, 07/01/2051		9,000	8,907,356

			63,327,349

New Hampshire – 2.7%
National Finance Authority (NFA 2024-3) Series 2024-3, Class A 4.162%, 10/01/2051		19,009	19,163,636
National Finance Authority Affordable Housing Certificates Series 2024-1 (NFAAH 2024-1) Series 2024-1, Class A 4.15%, 10/20/2040		13,602	13,647,250
New Hampshire Business Finance Authority (ARC70 2025-1) Series 2025-1, Class A1 4.75%, 06/20/2041		12,927	13,500,883
Series 2025-1, Class A2 5.15%, 06/20/2041		3,692	3,887,812
New Hampshire Business Finance Authority (Brazoria-Fort Bend County Municipal Utility District No. 3) Series 2024 4.875%, 12/01/2033(b)		2,132	2,131,896
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(b)		15,191	15,185,644
New Hampshire Business Finance Authority (Collin County Municipal Utility District No. 4) Series 2025 5.50%, 12/01/2030(b)		8,609	8,616,814
New Hampshire Business Finance Authority (Emberly & Canterra Creek Projects) Series 2024 5.375%, 12/01/2031(b)		3,346	3,348,894
New Hampshire Business Finance Authority (Greater Raleigh Area Christian Education) Series 2025 5.75%, 08/01/2055		3,000	2,921,534
6.00%, 08/01/2065		5,410	5,378,093

	Principal Amount (000)		U.S. $ Value

New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(b)	$	4,485	$4,485,534
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 2025 4.166%, 01/20/2041(b)		1,585	1,251,465
5.875%, 11/01/2045		12,360	12,029,753
6.00%, 11/01/2055		33,305	31,312,598
10.00%, 05/01/2036		8,100	8,092,348
Series 2025-2 5.15%, 09/28/2037		18,455	18,843,651
Series 2025-A Zero Coupon, 02/01/2035(b)		25,383	13,956,822
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034		19,770	20,289,252
New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A 4.375%, 09/20/2036		39,519	40,595,981
Series 2022-1, Class X 0.35%, 09/20/2036(i)		23,807	444,725
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036		25,775	25,815,696
New Hampshire Business Finance Authority (NFA 2023-2) Series 2023-2, Class A 3.875%, 01/20/2038		1,939	1,891,492
New Hampshire Business Finance Authority (NFA 2024-1) Series 2024-1, Class A 4.25%, 07/01/2051		13,407	13,596,021
Series 2024-1, Class X 0.494%, 07/01/2051(i)		17,360	617,288
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class A 3.625%, 08/20/2039		7,805	7,619,837
Series 2024-2, Class X 0.504%, 08/20/2039(i)		39,520	1,525,670
New Hampshire Business Finance Authority (NFA 2025-1) Series 2025 5.75%, 04/28/2042		13,420	14,134,506
5.875%, 12/15/2033(b)		31,980	31,989,057
Series 2025-1, Class A1 4.167%, 01/20/2041		8,438	8,428,763
Series 2025-1, Class A2 4.167%, 01/20/2041		993	941,799

	Principal Amount (000)		U.S. $ Value

New Hampshire Business Finance Authority (NFA 2025-3) Series 2025-3, Class A1 4.946%, 02/20/2041	$	11,720	$12,378,088
Series 2025-3, Class A2 4.946%, 02/20/2041		6,991	7,086,098
New Hampshire Business Finance Authority (Novant Health Obligated Group) Series 2025 5.00%, 06/01/2055		17,000	16,590,975
5.25%, 06/01/2044		6,500	6,840,744
5.25%, 06/01/2045		6,625	6,917,564
5.50%, 06/01/2055		10,400	10,728,717
New Hampshire Business Finance Authority (Reworld Holding Corp.) Series 2018 4.625%, 11/01/2042(b)		10,000	8,949,113
4.875%, 11/01/2042(b)		12,520	11,541,534
Series 2020-A 3.625%, 07/01/2043(b)		4,800	3,983,429
Series 2020-B 3.75%, 07/01/2045(b)		4,785	3,985,425
New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(b)		9,606	9,605,213
New Hampshire Business Finance Authority (The Highlands Project) Series 2024 5.125%, 12/15/2030		3,714	3,719,671
New Hampshire Business Finance Authority (Valencia Project) Series 2024 5.30%, 12/01/2032(b)		4,050	4,055,682
New Hampshire Health & Education Facilities Authority Act (Dartmouth Health Obligated Group) Series 2020-A 5.00%, 08/01/2059		24,445	24,770,840

			476,797,807

New Jersey – 2.0%
Camden County Improvement Authority (The) (KIPP Cooper Norcross Obligated Group) Series 2022 6.00%, 06/15/2047		1,030	1,071,182
6.00%, 06/15/2062		5,460	5,624,256
Essex County Improvement Authority (North Star Academy Charter School of Newark) Series 2020 4.00%, 07/15/2050(b)		1,260	1,051,712
New Jersey Economic Development Authority (DRP Urban Renewal 4 LLC) Series 2025 6.375%, 01/01/2035(b)		7,300	7,611,535
6.625%, 01/01/2045(b)		14,670	15,224,839

	Principal Amount (000)		U.S. $ Value

New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2018-A 5.00%, 06/15/2042	$	4,385	$4,484,305
5.00%, 06/15/2047		1,500	1,516,880
New Jersey Economic Development Authority (North Star Academy Charter School of Newark) Series 2017 5.00%, 07/15/2047		1,000	985,536
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034		6,045	6,057,235
New Jersey Economic Development Authority (Port Newark Container Terminal) Series 2017 5.00%, 10/01/2037		8,895	9,059,929
5.00%, 10/01/2047		13,560	13,571,072
New Jersey Economic Development Authority (State of New Jersey Lease) Series 2018-C 5.00%, 06/15/2042		7,085	7,245,450
New Jersey Economic Development Authority (State of New Jersey Motor Vehicle Surcharge Revenue Lease) Series 2017-A 5.00%, 07/01/2033		1,640	1,672,210
New Jersey Economic Development Authority (UMM Energy Partners LLC) Series 2012-A 5.125%, 06/15/2043		735	735,016
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029		5,840	5,848,862
Series 2014-B 5.625%, 11/15/2030		1,475	1,480,898
New Jersey Educational Facilities Authority (Stevens Institute of Technology Intl) Series 2020-A 5.00%, 07/01/2045		4,460	4,530,859
New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group) Series 2017-A 5.00%, 07/01/2035		1,300	1,340,799
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2036		1,000	1,024,640
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027		1,000	1,009,020
5.00%, 06/15/2028		21,660	21,856,844
5.00%, 06/15/2029		13,435	13,556,072
5.00%, 06/15/2030		6,000	6,052,473

	Principal Amount (000)		U.S. $ Value

Series 2018-A 5.00%, 06/15/2029	$	1,910	$1,927,212
5.00%, 06/15/2030		24,975	25,193,419
5.00%, 06/15/2031		12,000	12,102,407
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) AG Series 2006-C Zero Coupon, 12/15/2033		5,170	4,092,982
New Jersey Transportation Trust Fund Authority (Prerefunded - US Treasuries) Series 2019 5.00%, 06/15/2046		810	873,326
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2023-B 5.25%, 06/15/2050		20,000	21,029,046
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2025-A 5.25%, 01/01/2055		24,000	25,483,310
Passaic County Improvement Authority (The) (Paterson Arts & Science Charter School) Series 2023 4.25%, 07/01/2033		520	535,394
5.25%, 07/01/2043		1,020	1,048,537
South Jersey Transportation Authority (South Jersey Transportation Authority) Series 2022 4.625%, 11/01/2047		5,000	5,024,744
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-A 5.00%, 06/01/2031		1,425	1,489,189
5.00%, 06/01/2046		4,200	4,133,321
Series 2018-B 5.00%, 06/01/2046		117,850	114,385,964

			349,930,475

New Mexico – 0.1%
City of Santa Fe NM (El Castillo Retirement Residences Obligated Group) Series 2019 5.00%, 05/15/2039		480	486,002
5.00%, 05/15/2044		500	495,332
5.00%, 05/15/2049		1,200	1,122,974
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019 5.00%, 07/01/2049		12,925	11,617,935
New Mexico Municipal Energy Acquisition Authority (Royal Bank of Canada) Series 2025 5.00%, 06/01/2054		10,580	11,283,094

			25,005,337

	Principal Amount (000)		U.S. $ Value

New York – 7.5%
Brookhaven Local Development Corp. (Jefferson’s Ferry) Series 2020 4.00%, 11/01/2045	$	2,250	$2,030,334
Build NYC Resource Corp. (Albert Einstein College of Medicine) Series 2016 5.50%, 09/01/2045(b)		33,260	32,988,143
Build NYC Resource Corp. (Global Community Charter School) Series 2022 5.00%, 06/15/2057		1,050	869,460
Build NYC Resource Corp. (KIPP NYC Public Charter Schools) Series 2023 5.25%, 07/01/2052		2,000	2,000,056
5.25%, 07/01/2062		2,500	2,460,235
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/2039(e) (f)		1,560	1,248,000
5.25%, 11/01/2034(e) (f)		2,240	1,792,000
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052(g)		1,250	1,108,057
Build NYC Resource Corp. (REN 4520 83rd Street LLC) Series 2025 5.50%, 06/15/2055		2,000	1,940,102
5.75%, 06/15/2060		3,500	3,490,632
Build NYC Resource Corp. (South Bronx Charter School For Intl Cultures & The Arts) Series 2023 7.00%, 04/15/2053(b)		4,360	4,453,382
7.00%, 04/15/2058(b)		11,305	11,496,364
Build NYC Resource Corp. (TrIPs Obligated Group) Series 2025 5.50%, 07/01/2055		6,620	6,818,127
Build NYC Resource Corp. (Zeta Charter Schools Obligated Group) Series 2025 5.375%, 10/15/2055(b)		6,000	5,869,334
5.375%, 10/15/2061(b)		16,000	15,499,266
City of New York NY (City of New York NY) Series 2022-2 5.00%, 03/01/2037(b) (c)		7,500	7,807,866
5.00%, 03/01/2038(b) (c)		10,000	10,386,285
Series 2025-G 5.25%, 02/01/2048		15,000	15,830,567
5.25%, 02/01/2050		16,740	17,599,440

	Principal Amount (000)		U.S. $ Value

County of Nassau NY (County of Nassau NY) Series 2025-A 5.00%, 04/01/2055	$	10,000	$10,445,798
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2045		9,600	9,604,406
5.00%, 07/01/2051		15,520	15,268,998
Hempstead Town Local Development Corp. (Evergreen Charter School) Series 2022-A 5.25%, 06/15/2052		17,470	16,792,983
5.50%, 06/15/2057		7,350	7,254,841
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2016-A 5.00%, 11/15/2032		4,740	4,767,553
Series 2016-D 5.00%, 11/15/2029		1,750	1,780,636
Series 2017-C 5.00%, 11/15/2028		12,930	13,633,003
5.00%, 11/15/2029		16,435	17,327,358
Series 2019-C 5.00%, 11/15/2038		380	396,995
Series 2020-A 5.00%, 11/15/2045		4,740	5,100,190
Series 2020-C 4.75%, 11/15/2045		23,880	23,968,246
5.00%, 11/15/2050		8,750	8,857,891
5.25%, 11/15/2055		15,885	16,210,660
Series 2020-D 4.00%, 11/15/2048		7,150	6,266,971
4.00%, 11/15/2049		6,425	5,591,642
Series 2025 5.00%, 11/15/2042		2,500	2,700,670
5.00%, 11/15/2043		4,150	4,426,458
5.25%, 11/15/2045		5,840	6,209,097
5.25%, 11/15/2055		5,840	6,072,701
AG Series 2020-A 4.00%, 11/15/2043		2,020	1,946,686
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.875%, 07/01/2052(b)		2,000	1,969,318
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2050		6,520	5,745,301
Monroe County Industrial Development Corp./NY (True North Rochester Prep Charter School) Series 2020 5.00%, 06/01/2059(b)		1,620	1,499,214

	Principal Amount (000)		U.S. $ Value

Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community) 5.00%, 01/01/2058(j) (k)	$	525	$37,552
New York City Housing Development Corp. (8 Spruce NY Owner LLC) Series 2024 4.00%, 12/15/2031		665	686,186
4.375%, 12/15/2031		1,275	1,312,684
5.25%, 12/15/2031		3,115	3,227,727
New York City Housing Development Corp. (New York City Housing Development) Series 2020 2.55%, 08/01/2040		3,645	2,879,646
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2022-F 3.75%, 02/01/2033		13,000	12,484,297
3.85%, 02/01/2034		3,955	3,777,981
Series 2025 5.00%, 05/01/2046		6,955	7,318,053
5.00%, 05/01/2050		18,870	19,421,481
Series 2025-E 5.00%, 11/01/2053		8,000	8,186,327
New York Counties Tobacco Trust V (New York Counties Tobacco Trust V) Series 2005 Zero Coupon, 06/01/2050		30,000	4,545,408
New York Energy Finance Development Corp. (Athene Annuity & Life Co.) Series 2025 5.00%, 07/01/2056		28,715	30,602,161
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(b)		13,560	13,560,255
5.375%, 11/15/2040(b)		3,395	3,395,170
7.25%, 11/15/2044(b)		9,665	9,672,305
New York Power Authority (New York Power Authority SFP Transmission Project) AG Series 2023 5.00%, 11/15/2048		5,250	5,505,966
5.00%, 11/15/2053		7,000	7,281,885
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2034(b)		2,000	2,007,334
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2035		2,085	2,138,082
Series 2024 5.50%, 11/01/2047		1,000	1,037,966
AG Series 2020 3.00%, 09/01/2050		14,890	10,755,537
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2021 2.252%, 03/15/2032		13,000	11,569,217

	Principal Amount (000)		U.S. $ Value

Series 2021-2 2.20%, 03/15/2034(b) (c)	$	13,000	$11,062,704
Series 2025-C 5.00%, 03/15/2055		7,905	8,145,562
5.25%, 03/15/2050		4,000	4,236,004
New York State Dormitory Authority (Trustees of Columbia University in the City of New York) Series 2018-A 5.00%, 10/01/2048		11,000	12,130,600
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2057		17,245	13,822,174
New York State Dormitory Authority (White Plains Hospital Obligated Group) Series 2024 5.25%, 10/01/2049		4,500	4,535,370
New York State Thruway Authority (Prerefunded - US Govt Agencies) Series 2016-A 5.00%, 01/01/2041		3,800	3,804,935
New York State Thruway Authority (State of New York Pers Income Tax) Series 2025 5.00%, 03/15/2055		20,335	20,969,781
Series 2025-A 5.00%, 03/15/2045		8,940	9,550,297
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2028		15,300	15,836,127
5.00%, 01/01/2029		18,660	19,323,352
Series 2020 4.00%, 10/01/2030		13,980	14,189,474
4.375%, 10/01/2045		40,110	37,932,019
Series 2023 5.625%, 04/01/2040		11,250	11,943,834
6.00%, 04/01/2035		13,875	15,352,463
New York Transportation Development Corp. (Empire State Thruway Partners) Series 2021 4.00%, 04/30/2053		15,475	13,095,612
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2020 5.00%, 12/01/2030		1,000	1,089,459
5.00%, 12/01/2035		1,100	1,172,508
Series 2022 5.00%, 12/01/2039		1,510	1,605,555
5.00%, 12/01/2040		2,500	2,639,888
5.00%, 12/01/2041		11,500	12,129,295
New York Transportation Development Corp. (JFK Millennium Partners) Series 2024 5.50%, 12/31/2054		9,465	9,607,634
5.50%, 12/31/2060		49,415	49,912,965
AG Series 2024 0.00%, 12/31/2054(h)		12,740	8,458,718

	Principal Amount (000)		U.S. $ Value

New York Transportation Development Corp. (JFK NTO LLC) Series 2023 5.375%, 06/30/2060	$	35,900	$35,672,017
6.00%, 06/30/2054		31,580	32,824,394
Series 2024 5.00%, 06/30/2060		63,160	60,990,523
5.25%, 06/30/2049		2,250	2,274,128
5.50%, 06/30/2054		4,390	4,455,087
5.50%, 06/30/2060		59,040	59,768,914
Series 2025 6.00%, 06/30/2059		56,410	59,546,063
AG Series 2023 5.00%, 06/30/2049		5,000	5,003,575
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2041		15,840	15,842,641
5.00%, 07/01/2046		6,895	6,894,651
5.25%, 01/01/2050		29,285	29,286,063
Niagara Area Development Corp. (Reworld Holding Corp.) Series 2018-A 4.75%, 11/01/2042(b)		6,045	5,491,154
Onondaga Civic Development Corp. (Syracuse University) Series 2025 5.50%, 12/01/2056		20,500	22,260,749
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2021 3.175%, 07/15/2060		10,000	6,481,303
Series 2024-2 5.00%, 09/01/2037		3,000	3,358,123
5.00%, 09/01/2038		3,000	3,331,362
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 5.00%, 12/01/2034		5,500	5,703,023
6.00%, 12/01/2053		12,400	12,643,548
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.591%, 05/15/2036		4,000	3,318,036
2.917%, 05/15/2040		10,000	7,832,222
Series 2022 5.00%, 05/15/2052		4,000	4,388,748
Series 2022-2 5.25%, 05/15/2052(b) (c)		10,000	10,380,038
5.25%, 05/15/2057(b) (c)		10,000	10,364,650
Series 2022-C 5.00%, 05/15/2047		10,000	10,356,804
Series 2026 5.00%, 02/01/2028(a)		40,000	42,147,208

	Principal Amount (000)		U.S. $ Value

Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2020-A 5.00%, 11/15/2049	$	2,060	$2,118,737
Triborough Bridge & Tunnel Authority Sales Tax Revenue (Triborough Bridge & Tunnel Authority Sales Tax Revenue) Series 2024-A 4.125%, 05/15/2064		7,000	6,214,792
5.25%, 05/15/2064		19,000	19,782,296
TSASC, Inc./NY (TSASC, Inc./NY) Series 2016 5.00%, 06/01/2045		10,200	9,299,048
5.00%, 06/01/2048		19,765	17,836,551
Series 2017-A 5.00%, 06/01/2041		1,560	1,568,755
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037		860	864,628
5.25%, 09/15/2042		365	365,113
5.25%, 09/15/2047		625	585,946
5.25%, 09/15/2053		1,340	1,225,041
Ulster County Capital Resource Corp. (Woodland Pond Obligated Group) Series 2025 5.875%, 09/15/2059(b)		3,000	3,006,133
Western Regional Off-Track Betting Corp. (Western Regional Off-Track Betting) Series 2021 3.00%, 12/01/2026(b)		270	268,418

			1,327,225,298

North Carolina – 0.7%
City of Charlotte NC Airport Revenue (City of Charlotte NC Airport Revenue) Series 2022 4.50%, 07/01/2047		13,170	12,890,174
Fayetteville State University (Fayetteville State University) Series 2023 5.00%, 04/01/2027(b)		415	424,679
5.00%, 04/01/2028(b)		455	474,030
5.00%, 04/01/2029(b)		500	530,273
5.00%, 04/01/2030(b)		545	586,414
5.00%, 04/01/2031(b)		600	654,349
5.00%, 04/01/2034(b)		770	866,259
5.00%, 04/01/2036(b)		900	999,121
5.00%, 04/01/2037(b)		970	1,068,273
5.00%, 04/01/2040(b)		1,205	1,302,355
5.00%, 04/01/2042(b)		1,380	1,469,993

	Principal Amount (000)		U.S. $ Value

Greater Asheville Regional Airport Authority (Greater Asheville Regional Airport Authority) AG Series 2022-A 5.50%, 07/01/2047	$	2,880	$3,013,065
5.50%, 07/01/2052		5,000	5,186,906
Nash Health Care Systems (Nash Health Care Systems) Series 2025 5.25%, 02/01/2055		14,800	15,174,387
5.75%, 02/01/2050		12,000	12,859,121
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community Obligated Group) Series 2017 5.00%, 07/01/2047		2,950	2,512,192
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community) Series 2015 4.875%, 07/01/2040		5,000	4,526,297
5.00%, 07/01/2045		4,650	4,045,669
North Carolina Medical Care Commission (Deerfield Episcopal Retirement Community Obligated Group) Series 2026 3.20%, 11/01/2030		11,120	11,161,856
5.25%, 11/01/2056		14,800	14,861,934
North Carolina Medical Care Commission (Duke University Health System Obligated Group) Series 2025-A 5.00%, 06/01/2041		6,000	6,612,298
5.00%, 06/01/2042		3,110	3,376,791
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2025 5.00%, 10/01/2036		245	259,081
5.25%, 10/01/2037		430	457,195
5.25%, 10/01/2039		1,440	1,514,642
5.25%, 10/01/2040		760	794,229
5.625%, 10/01/2055		360	363,803
North Carolina Medical Care Commission (Sharon Towers) Series 2019-A 5.00%, 07/01/2044		1,000	990,601
North Carolina Medical Care Commission (United Methodist Retirement Homes Obligated Group) Series 2024 5.00%, 10/01/2049		510	510,710
5.125%, 10/01/2054		2,000	2,005,011
North Carolina Turnpike Authority (North Carolina Turnpike Authority) AG Series 2024 Zero Coupon, 01/01/2050		11,750	3,716,170
Zero Coupon, 01/01/2051		7,490	2,242,375
Zero Coupon, 01/01/2052		6,435	1,823,505
Zero Coupon, 01/01/2053		1,750	470,169

			119,743,927

	Principal Amount (000)		U.S. $ Value

North Dakota – 0.2%
City of Grand Forks ND (Altru Health System Obligated Group) Series 2021 4.00%, 12/01/2035	$	4,000	$3,985,432
4.00%, 12/01/2036		3,625	3,580,263
4.00%, 12/01/2037		1,190	1,165,287
4.00%, 12/01/2040		1,875	1,767,649
4.00%, 12/01/2041		1,865	1,723,371
5.00%, 12/01/2034		7,545	8,027,390
Series 2023-A 5.42%, 12/01/2053		5,270	5,341,202
AG Series 2021 3.00%, 12/01/2051		4,000	2,810,063
County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2053		5,230	4,477,715
North Dakota Housing Finance Agency (Prairie Ridge 4 LLLP) Series 2025 6.25%, 10/01/2040		4,950	5,533,939

			38,412,311

Ohio – 2.8%
Akron Bath Copley Joint Township Hospital District (Prerefunded - US Treasuries) Series 2020 4.00%, 11/15/2037		800	856,756
4.00%, 11/15/2038		750	803,208
American Municipal Power, Inc. (Prerefunded - US Govt Agencies) Series 2016-A 5.00%, 02/15/2046		4,000	4,003,810
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-A 4.00%, 06/01/2048		10,000	8,610,919
Series 2020-B Zero Coupon, 06/01/2057		113,000	8,579,604
5.00%, 06/01/2055		145,385	119,568,390
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2037		3,765	3,838,866
5.00%, 12/01/2047		3,735	3,690,524
Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.00%, 01/01/2037		1,325	1,468,370
5.25%, 01/01/2041		1,655	1,812,253
5.25%, 01/01/2045		16,450	17,220,128
5.50%, 01/01/2050		10,425	10,980,916
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2042		12,600	12,613,335
5.00%, 02/15/2052		5,680	5,314,758
5.25%, 02/15/2047		12,860	12,372,071
5.50%, 02/15/2057		9,370	9,089,817

	Principal Amount (000)		U.S. $ Value

County of Franklin OH (First Community Village Obligated Group) Series 2019 5.00%, 07/01/2049	$	3,715	$3,451,552
County of Hamilton OH (Christ Hospital Obligated Group) Series 2024-2 5.00%, 06/01/2034(b) (c)		8,075	8,882,087
5.00%, 06/01/2038(b) (c)		7,440	8,043,488
County of Hamilton OH (UC Health Obligated Group) Series 2020 5.00%, 09/15/2050		23,425	22,498,633
Series 2025-A 5.50%, 08/01/2044		1,000	1,048,058
5.50%, 08/01/2045		1,900	1,970,523
5.50%, 08/01/2051		5,000	5,107,128
County of Marion OH (United Church Homes Obligated Group) Series 2019 5.125%, 12/01/2049		2,210	1,681,887
County of Montgomery OH (County of Montgomery OH) 6.00%, 04/01/2038(e) (f) (g) (j) (k)		1,588	18,667
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(e) (f) (g) (j) (k)		8,021	95,052
County of Ross OH (Adena Health System Obligated Group) Series 2019 5.00%, 12/01/2049		6,000	5,870,860
County of Washington OH (Marietta Area Health Care Obligated Group) Series 2022 6.375%, 12/01/2037		1,000	1,085,008
6.625%, 12/01/2042		21,540	22,862,071
6.75%, 12/01/2052		23,085	23,720,802
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(b)		7,500	6,237,764
Series 2023 5.00%, 12/01/2053(b)		16,000	16,370,598
Lancaster Port Authority (Royal Bank of Canada) Series 2024-A 5.00%, 02/01/2055		10,900	11,596,274
Ohio Air Quality Development Authority (American Electric Power) Series 2019 2.40%, 12/01/2038		1,030	988,872

	Principal Amount (000)		U.S. $ Value

Ohio Air Quality Development Authority (Duke Energy Corp.) Series 2022 4.25%, 11/01/2039	$	7,100	$7,213,506
Ohio Air Quality Development Authority (Ohio Valley Electric) Series 2019 3.25%, 09/01/2029		1,780	1,782,163
Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group) Series 2022 5.25%, 01/01/2047		2,750	2,762,544
Ohio Higher Educational Facility Commission (John Carroll University) Series 2022 4.00%, 10/01/2047		1,750	1,423,476
4.00%, 10/01/2052		11,900	9,253,498
Series 2025 5.375%, 10/01/2045		3,000	3,003,759
5.50%, 10/01/2050		4,000	3,950,564
5.50%, 10/01/2057		4,000	3,912,032
Ohio Higher Educational Facility Commission (Xavier University) Series 2024 5.00%, 05/01/2039		880	921,586
5.00%, 05/01/2040		785	816,261
5.00%, 05/01/2041		815	842,072
5.00%, 05/01/2042		435	444,984
5.25%, 05/01/2049		9,380	9,189,678
Ohio Housing Finance Agency (Havens Edge Apartments) Series 2025 5.70%, 08/01/2043(b)		2,250	2,349,257
Port of Greater Cincinnati Development Authority (Duke Energy Convention Center Project) Series 2024 5.00%, 12/01/2053		1,275	1,302,881
5.00%, 12/01/2063		13,605	13,787,963
Port of Greater Cincinnati Development Authority (IDEA Greater Cincinnati) Series 2021 4.375%, 06/15/2056		3,480	3,463,191
Port of Greater Cincinnati Development Authority (Port of Greater Cincinnati Development Authority) Series 2025-A 6.50%, 01/01/2045(b)		2,500	2,606,872
State of Ohio (Cleveland Clinic Health System Obligated Group) Series 2019 3.276%, 01/01/2042		1,635	1,380,612
Toledo-Lucas County Port Authority (ParkUToledo, Inc.) Series 2021 4.00%, 01/01/2041		3,000	2,880,323
4.00%, 01/01/2043		2,000	1,843,793
4.00%, 01/01/2046		2,000	1,744,331
4.00%, 01/01/2051		8,500	7,104,168
4.00%, 01/01/2057		7,500	6,074,432

	Principal Amount (000)		U.S. $ Value

University of Toledo (University of Toledo) Series 2023-2 4.63%, 06/01/2036(b) (c)	$	48,190	$47,751,919

			500,158,914

Oklahoma – 0.9%
Oklahoma Capitol Improvement Authority (State of Oklahoma State Lease) Series 2025 5.25%, 07/01/2055		10,610	11,248,299
Oklahoma Development Finance Authority (Oklahoma City University Obligated Group) Series 2019 5.00%, 08/01/2049		12,780	11,834,344
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2038		1,000	1,017,578
5.25%, 08/15/2043		11,545	11,654,967
5.50%, 08/15/2052		8,390	8,382,248
5.50%, 08/15/2057		23,625	23,461,591
Series 2022-A 5.50%, 08/15/2037		10,000	10,588,371
5.50%, 08/15/2041		11,995	12,417,364
Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) Series 2025-A 5.50%, 01/01/2054		14,710	15,892,162
Series 2025-B 5.00%, 01/01/2037		1,455	1,706,115
5.00%, 01/01/2038		5,275	6,135,706
5.00%, 01/01/2039		4,765	5,489,403
5.00%, 01/01/2040		5,000	5,710,481
5.00%, 01/01/2042		3,750	4,182,389
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2035		23,975	27,833,395
6.25%, 12/01/2040		6,500	7,303,863

			164,858,276

Oregon – 0.4%
Astoria Hospital Facilities Authority (Columbia Lutheran Charities Obligated Group) Series 2024 5.00%, 08/01/2034		13,250	14,893,815
5.00%, 08/01/2035		1,660	1,853,257
5.25%, 08/01/2037		1,960	2,176,129
5.25%, 08/01/2038		2,185	2,405,363
5.25%, 08/01/2039		1,205	1,315,722
5.25%, 08/01/2040		1,000	1,078,240
5.25%, 08/01/2041		1,725	1,838,003
5.25%, 08/01/2054		13,250	13,218,914
Clackamas County Hospital Facility Authority (Rose Villa Obligated Group) Series 2020-A 5.125%, 11/15/2040		750	758,718

	Principal Amount (000)		U.S. $ Value

Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020-A 5.00%, 08/15/2045	$	4,500	$4,597,650
5.00%, 08/15/2050		5,500	5,555,729
Multnomah County School District No. 40 (Multnomah County School District No. 40) Series 2023-A Zero Coupon, 06/15/2043		6,430	2,830,934
Oregon State Facilities Authority (Legacy Health Obligated Group) Series 2022 5.00%, 06/01/2030		1,630	1,768,429
Oregon State Facilities Authority (Samaritan Health Services Obligated Group) Series 2020 5.00%, 10/01/2040		1,990	2,048,741
Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2022-2 5.00%, 07/01/2052		10,000	10,133,783
Umatilla County School District No. 6R Umatilla (Umatilla County School District No. 6R Umatilla) Series 2023-B Zero Coupon, 06/15/2043		2,350	1,045,821
Zero Coupon, 06/15/2053		10,500	2,587,676

			70,106,924

Other – 0.0%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2022-ML13) Series 2022-ML13, Class AUS 3.125%, 09/25/2036		3,778	3,510,750
Series 2022-ML13, Class XCA 0.959%, 07/25/2036(i)		16,440	880,965
Series 2022-ML13, Class XUS 0.985%, 09/25/2036(i)		29,472	1,973,096
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class X 0.691%, 10/01/2036(i)		23,865	975,092

			7,339,903

Pennsylvania – 2.8%
Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Center City Investment Revenue) Series 2018 5.00%, 05/01/2033(b)		2,000	2,067,441
5.375%, 05/01/2042(b)		2,500	2,533,767
Series 2022 5.25%, 05/01/2042(b)		14,690	15,097,380

	Principal Amount (000)		U.S. $ Value

Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Development Authority) Series 2025 5.50%, 05/01/2032(b)	$	2,015	$2,188,671
6.00%, 05/01/2042(b)		2,050	2,247,735
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2024 5.00%, 06/30/2039		23,002	21,194,967
7.00%, 06/30/2039		7,800	6,373,917
8.00%, 06/30/2034		3,135	3,192,006
Series 2024-A 6.00%, 06/30/2034		1,483	1,596,870
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2046		7,850	6,807,140
5.00%, 07/01/2030		1,275	1,367,672
5.00%, 07/01/2031		2,300	2,495,770
5.00%, 07/01/2036		1,225	1,294,465
5.00%, 07/01/2038		1,000	1,045,753
5.00%, 07/01/2041		3,630	3,756,000
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2043		1,350	1,299,120
6.00%, 10/01/2048		9,000	8,452,251
City of Philadelphia PA (City of Philadelphia PA) Series 2025-A 5.25%, 08/01/2043		5,000	5,567,460
5.25%, 08/01/2044		7,250	7,988,205
5.25%, 08/01/2045		5,555	6,049,788
City of Philadelphia PA Water & Wastewater Revenue (City of Philadelphia PA Water & Wastewater Revenue) Series 2021-B 2.926%, 07/01/2045		5,000	3,765,636
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania) Series 2026 5.00%, 04/01/2027		24,500	25,280,318
County of Lehigh PA (Thomas Jefferson University Obligated Group) Series 2016-A 4.00%, 07/01/2035		10,000	9,999,482
Series 2019 5.00%, 07/01/2044		6,885	7,040,186
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046		1,175	1,176,614
6.00%, 06/01/2051		2,200	2,201,143
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group) Series 2019 5.00%, 01/01/2045		1,815	1,744,131

	Principal Amount (000)		U.S. $ Value

Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2032	$	1,750	$1,768,440
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040		2,000	1,921,270
5.00%, 03/01/2050		500	415,083
Series 2022 5.00%, 03/01/2029		1,665	1,676,699
Lancaster Municipal Authority (Garden Spot Village Obligated Group) Series 2024 5.00%, 05/01/2049		1,000	995,816
5.00%, 05/01/2054		800	787,105
Montgomery County Higher Education & Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2047		5,500	5,343,911
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2035		3,600	3,758,755
Series 2019 5.00%, 09/01/2051		2,300	2,304,539
Series 2022 4.00%, 05/01/2052		5,900	5,021,248
Montgomery County Industrial Development Authority/PA (Whitemarsh Continuing Care Retirement Community) Series 2015 5.25%, 01/01/2040		4,745	4,746,874
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University) Series 2016-A 5.00%, 03/01/2037		2,675	2,675,301
Series 2016-B 5.25%, 03/01/2031		1,640	1,650,254
5.25%, 03/01/2037		1,170	1,173,295
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 5.75%, 06/30/2048		11,000	11,538,301
6.00%, 06/30/2061		24,600	26,014,557
AG Series 2022 5.75%, 12/31/2062		12,850	13,441,348
Pennsylvania Economic Development Financing Authority (Iron Cumberland LLC) Series 2022 7.00%, 12/01/2029		20,160	20,277,480

	Principal Amount (000)		U.S. $ Value

Pennsylvania Economic Development Financing Authority (Noble Environmental, Inc.) Series 2025 6.875%, 09/01/2047(b)	$	5,750	$6,006,981
Pennsylvania Economic Development Financing Authority (Pennsylvania Economic Development Finance Authority Sewage) Series 2020 4.00%, 01/01/2027		1,530	1,542,996
4.00%, 01/01/2029		450	461,117
4.00%, 01/01/2030		1,575	1,626,748
4.00%, 01/01/2032		800	833,626
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2025-B 5.00%, 03/15/2050		8,000	8,130,441
Pennsylvania Higher Educational Facilities Authority (Drexel University) Series 2016 5.00%, 05/01/2032		1,000	1,003,132
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University Obligated Group) Series 2024 5.25%, 11/01/2044		1,500	1,595,437
5.50%, 11/01/2054		1,700	1,774,733
AG Series 2024 4.375%, 11/01/2054		4,000	3,749,202
5.25%, 11/01/2048		3,050	3,180,464
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group) Series 2025 5.00%, 08/15/2055		27,330	27,979,161
Series 2025-2 5.50%, 08/15/2055(b) (c)		16,000	17,283,366
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission) Series 2024-C 5.25%, 12/01/2054		11,250	11,809,039
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue (Pennsylvania Turnpike Commission Oil Franchise Tax Revenue) Series 2022-2 5.00%, 12/01/2046(b) (c)		26,610	27,714,403
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2050		5,000	4,689,819
5.00%, 08/01/2054		3,560	3,310,705

	Principal Amount (000)		U.S. $ Value

Philadelphia Authority for Industrial Development (Philadelphia Electrical & Technology Charter High School) Series 2021 4.00%, 06/01/2056	$	2,550	$1,916,501
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2040(b)		3,285	3,294,822
5.00%, 06/15/2050(b)		4,585	4,220,382
Philadelphia Authority for Industrial Development (St. Joseph’s University) Series 2022 5.50%, 11/01/2060		10,000	10,340,743
Philadelphia Gas Works Co. (Philadelphia Gas Works) Series 2017 5.00%, 08/01/2042		5,000	5,079,653
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AG Series 2023-2 4.53%, 09/01/2040(b) (c)		46,555	46,283,128
School District of Philadelphia (The) (School District of Philadelphia/The) Series 2016-F 5.00%, 09/01/2033		3,000	3,039,616
5.00%, 09/01/2036		1,000	1,011,931
Series 2018-B 5.00%, 09/01/2043		3,000	3,076,731
Scranton-Lackawanna Health & Welfare Authority (Community Development Properties Scranton) Series 2025 6.25%, 08/01/2053(b)		11,630	11,802,958
7.75%, 08/01/2060(b)		2,290	2,413,442
State Public School Building Authority (Harrisburg School District) AG Series 2016 5.00%, 12/01/2030		7,160	7,291,218
Union County Hospital Authority (WellSpan Evangelical Community Hospital Obligated Group) Series 2018 5.00%, 08/01/2038		2,685	2,760,807
5.00%, 08/01/2043		5,750	5,793,392

			490,350,858

Puerto Rico – 2.3%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A Zero Coupon, 07/01/2033		6,410	4,691,364
4.00%, 07/01/2033		12,000	12,127,780
4.00%, 07/01/2035		4,200	4,217,333
4.00%, 07/01/2037		1,631	1,602,462
4.00%, 07/01/2041		2,217	2,081,181
5.625%, 07/01/2029		2,542	2,700,757
5.75%, 07/01/2031		3,784	4,177,224

	Principal Amount (000)		U.S. $ Value

Series 2022-A Zero Coupon, 11/01/2051	$	11,639	$7,041,339
0.00%, 11/01/2051		66,600	21,197,250
5.069%, 11/01/2051		33,729	22,429,649
Series 2022-C Zero Coupon, 11/01/2043		61,416	40,227,216
GDB Debt Recovery Authority of Puerto Rico (GDB Debt Recovery Authority of Puerto Rico) Series 2018 7.50%, 08/20/2040		4,392	4,304,335
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(b)		5,500	5,818,577
5.00%, 07/01/2035(b)		9,455	9,829,993
Series 2021-A 4.00%, 07/01/2042(b)		2,500	2,376,612
Series 2021-B 4.00%, 07/01/2042(b)		4,000	3,802,579
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) Series 2007-T 5.00%, 07/01/2032(e) (f)		7,315	4,873,619
5.00%, 07/01/2037(e) (f)		15,260	10,166,975
Series 2008-W 5.25%, 07/01/2033(e) (f)		1,000	666,250
5.50%, 07/01/2038(e) (f)		10,490	6,988,962
Series 2010-A 5.25%, 07/01/2029(e) (f)		2,950	1,965,437
5.25%, 07/01/2030(e) (f)		1,040	692,900
Series 2010-C 5.00%, 07/01/2024(e) (l)		1,735	1,158,113
5.25%, 07/01/2027(e) (f)		3,360	2,238,600
5.25%, 07/01/2028(e) (f)		500	333,125
Series 2010-X 5.25%, 07/01/2040(e) (f)		20,585	13,714,756
5.75%, 07/01/2036(e) (f)		7,375	4,913,594
Series 2010DDD 5.00%, 07/01/2021(e) (l)		1,050	700,875
5.00%, 07/01/2022(e) (l)		950	634,125
Series 2010ZZ 5.25%, 07/01/2018(e) (l)		3,500	2,336,250
5.25%, 07/01/2024(e) (l)		2,565	1,712,137
5.25%, 07/01/2025(e) (l)		620	413,850
Series 2012-A 5.00%, 07/01/2029(e) (f)		2,510	1,672,287
5.00%, 07/01/2042(e) (f)		2,125	1,415,781
5.05%, 07/01/2042(e) (f)		2,585	1,722,256
Series 2013-A 7.00%, 07/01/2033(e) (f)		1,700	1,132,625
7.00%, 07/01/2040(e) (f)		750	499,688

	Principal Amount (000)		U.S. $ Value

AG Series 2007-V 5.25%, 07/01/2031	$	25,380	$26,116,926
NATL Series 2007-V 5.25%, 07/01/2029		5,965	6,050,197
5.25%, 07/01/2033		9,250	9,390,105
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027		1,972	1,968,910
6.625%, 01/01/2028		15,042	15,023,409
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.50%, 01/01/2042		3,250	3,709,600
6.75%, 01/01/2045		6,370	7,217,393
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2027		384	366,543
Zero Coupon, 07/01/2046		123,224	42,694,836
Zero Coupon, 07/01/2051		58,864	14,910,816
Series 2019-A 4.329%, 07/01/2040		15,975	15,878,240
4.55%, 07/01/2040		1,198	1,199,698
4.75%, 07/01/2053		2,000	1,929,057
5.00%, 07/01/2058		52,251	51,140,860

			406,174,446

Rhode Island – 0.0%
Rhode Island Health & Educational Building Corp. (City of Woonsocket RI Lease) AG Series 2017-A 5.00%, 05/15/2029		1,000	1,032,041

South Carolina – 2.0%
Charleston County Airport District (Charleston County Airport District) Series 2024-A 5.25%, 07/01/2044		1,000	1,066,355
5.25%, 07/01/2054		4,000	4,107,891
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 5.26%, 11/01/2032		620	624,456
5.41%, 11/01/2039		12,570	12,456,171
6.28%, 11/01/2039		525	520,470
Greenville Housing Authority/SC (Victor Verdae Apartments) Series 2023 6.16%, 05/01/2063(b)		16,500	14,938,791
Last Step Recycling LLC (Last Step Recycling LLC) 9.50%, 12/15/2028(g) (j) (k) (m)		6,937	6,937,111

	Principal Amount (000)		U.S. $ Value

Patriots Energy Group Financing Agency (Sumitomo Mitsui Financial Group) Series 2023-2 5.25%, 10/01/2054(b) (c)	$	30,000	$32,267,352
South Carolina Jobs-Economic Development Authority (Beaufort Memorial Hospital Obligated Group) Series 2024 5.00%, 11/15/2035		1,225	1,319,718
5.25%, 11/15/2039		1,000	1,062,785
5.50%, 11/15/2044		1,000	1,036,405
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health) Series 2025 5.25%, 11/01/2043		6,500	7,137,474
5.25%, 11/01/2044		3,600	3,905,986
South Carolina Jobs-Economic Development Authority (Connexion Communities Obligated Group) Series 2025 6.75%, 10/15/2060(b)		31,110	31,246,623
South Carolina Jobs-Economic Development Authority (FAH Pelham LLC) Series 2023 10.00%, 08/01/2039(b)		580	549,312
Series 2023-A 6.50%, 02/01/2056(b)		16,895	17,269,587
Series 2023-B 7.50%, 08/01/2047(b)		7,000	6,976,126
South Carolina Jobs-Economic Development Authority (International Paper Co.) Series 2023 4.00%, 04/01/2033		6,000	6,007,048
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.00%, 06/01/2031(e) (f) (g)		2,470	271,700
6.25%, 06/01/2040(e) (f) (g)		6,100	671,000
6.50%, 06/01/2051(e) (f) (g)		9,070	997,700
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 5.25%, 11/01/2044		3,000	3,231,305
5.50%, 11/01/2048		9,355	9,987,461
5.50%, 11/01/2050		3,965	4,219,847
5.50%, 11/01/2054		18,175	19,125,825
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments) Series 2022 0.00%, 06/01/2052(h)		15,800	11,871,831

	Principal Amount (000)		U.S. $ Value

South Carolina Jobs-Economic Development Authority (Rolling Green Village) Series 2025 4.00%, 12/01/2030	$	2,510	$2,531,588
4.25%, 12/01/2031		8,000	8,072,674
4.60%, 12/01/2032		6,480	6,539,985
5.00%, 12/01/2035		1,750	1,850,574
5.00%, 12/01/2040		1,370	1,400,095
5.50%, 12/01/2045		1,270	1,285,064
5.75%, 12/01/2060		1,045	1,039,316
5.80%, 12/01/2050		1,220	1,235,471
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2015-A 5.00%, 12/01/2050		14,525	14,525,744
Series 2016-A 5.00%, 12/01/2034		3,815	3,842,341
5.00%, 12/01/2036		1,000	1,006,320
Series 2016-B 5.00%, 12/01/2037		2,000	2,029,264
5.00%, 12/01/2041		10,500	10,612,233
Series 2021-A 4.00%, 12/01/2035		1,000	1,032,754
Series 2022 4.00%, 12/01/2038		550	558,974
4.00%, 12/01/2049		5,166	4,639,884
5.00%, 12/01/2036		447	491,333
5.00%, 12/01/2038		1,742	1,893,498
Series 2022-A 4.00%, 12/01/2052		14,000	12,441,944
5.00%, 12/01/2055		10,000	10,049,385
Series 2025-A 5.00%, 12/01/2045		3,250	3,422,010
5.00%, 12/01/2055		24,625	25,014,304
5.25%, 12/01/2050		8,375	8,758,028
Series 2025-B 5.00%, 12/01/2044		3,695	3,935,007
5.00%, 12/01/2045		2,375	2,500,699
5.00%, 12/01/2047		5,000	5,173,483
5.00%, 12/01/2048		2,250	2,319,492
AG Series 2024-B 5.00%, 12/01/2054		12,000	12,373,442

			350,381,236

South Dakota – 0.2%
County of Lincoln SD (Augustana College Association/SD) Series 2021 4.00%, 08/01/2051		7,970	6,430,911
4.00%, 08/01/2056		2,415	1,894,332
4.00%, 08/01/2061		6,350	4,863,035
South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group) Series 2017 5.00%, 09/01/2033		3,260	3,344,245
5.00%, 09/01/2040		15,035	15,280,788

	Principal Amount (000)		U.S. $ Value

South Dakota Housing Development Authority (Schuett Spearfish LP) Series 2023 6.15%, 09/01/2039	$	5,360	$5,574,806

			37,388,117

Tennessee – 2.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)		9,080	8,698,183
5.125%, 12/01/2042(b)		31,490	29,641,817
Series 2016-B Zero Coupon, 12/01/2031(b)		3,800	2,755,121
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 8.75%, 11/01/2032(g)		2,000	1,983,969
9.25%, 11/01/2042(g)		5,450	5,309,041
9.50%, 11/01/2052(g)		15,765	14,681,892
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trevecca Nazarene University) Series 2021 4.00%, 10/01/2051		2,000	1,545,692
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 07/01/2040		2,435	2,446,756
Series 2017-A 5.00%, 07/01/2048		2,335	2,343,561
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(e) (f) (g) (j) (k)		4,001	47,409
Metropolitan Government of Nashville & Davidson County Industrial Development Board (Nashville & Davidson County TN South Nashville Central Business Improvement Dist) Series 2021 Zero Coupon, 06/01/2043(b)		6,940	3,011,836
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2022-B 5.25%, 07/01/2047		12,500	12,948,053
5.50%, 07/01/2052		13,000	13,595,358
Series 2026-B 5.00%, 07/01/2030(a)		2,000	2,186,563
5.00%, 07/01/2031(a)		2,200	2,442,443
5.00%, 07/01/2032(a)		2,675	3,006,876
5.00%, 07/01/2033(a)		1,875	2,129,063
5.00%, 07/01/2034(a)		3,110	3,561,933

	Principal Amount (000)		U.S. $ Value

5.00%, 07/01/2035(a)	$	3,375	$3,883,566
5.00%, 07/01/2036(a)		1,375	1,575,076
5.00%, 07/01/2037(a)		1,850	2,099,230
5.00%, 07/01/2039(a)		2,825	3,156,538
5.00%, 07/01/2040(a)		2,100	2,326,207
Series 2026-D 5.00%, 07/01/2034(a)		1,855	2,124,561
5.00%, 07/01/2035(a)		1,050	1,208,221
Shelby County Health & Educational Facilities Board (Madrone Memphis Student Housing I) Series 2024 5.00%, 06/01/2044(b)		1,000	996,816
5.25%, 06/01/2056(b)		9,750	9,382,133
Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053		27,000	28,886,150
Tennergy Corp./TN (Royal Bank of Canada) Series 2024 5.00%, 10/01/2054		41,975	44,529,578
Tennessee Energy Acquisition Corp. (Goldman Sachs Group) Series 2021 5.00%, 05/01/2052		27,820	29,863,379
Tennessee Energy Acquisition Corp. (Massachusetts Mutual Life Insurance) Series 2026-A 5.00%, 11/01/2034		44,230	48,076,201
Tennessee Energy Acquisition Corp. (Pacific Life Insurance) Series 2025-A 5.00%, 12/01/2035		61,585	66,332,816
Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039		9,875	8,017,367

			364,793,405

Texas – 6.3%
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools) Series 2024 4.25%, 06/15/2039(b)		1,095	1,067,273
4.50%, 06/15/2044(b)		830	766,952
4.75%, 06/15/2049(b)		1,830	1,660,676
4.875%, 06/15/2059(b)		1,000	894,079
5.00%, 06/15/2064(b)		1,700	1,525,557
Series 2025 5.75%, 06/15/2055(b)		5,800	5,854,646
5.875%, 06/15/2065(b)		6,550	6,622,598

	Principal Amount (000)		U.S. $ Value

Arlington Higher Education Finance Corp. (Cypress Christian School) Series 2024-2 6.00%, 06/01/2053(b)	$	5,080	$5,090,916
6.25%, 06/01/2063(b)		9,155	9,212,658
Arlington Higher Education Finance Corp. (Magellan School/The) Series 2022 6.25%, 06/01/2052(b)		6,015	6,067,420
6.375%, 06/01/2062(b)		9,785	9,863,600
Baytown Municipal Development District (Baytown Municipal Development District Baytown Convention Center Hotel Revenue) Series 2021 4.00%, 10/01/2045		8,545	7,876,747
4.00%, 10/01/2050		3,815	3,334,858
Beaumont Housing Authority (Beaumont Housing Authority) Series 2025 6.50%, 07/01/2055(b)		17,640	17,433,974
Board of Managers Joint Guadalupe County-City of Seguin Hospital (Board of Managers Joint Guadalupe County-City of Seguin Hospital) Series 2015 5.00%, 12/01/2040		8,380	8,379,940
5.00%, 12/01/2045		9,660	9,065,529
Brazoria County Industrial Development Corp. (Brazoria County Industrial Development) 10.00%, 06/01/2042(e) (f) (g) (j) (k)		9,374	937
12.00%, 06/01/2043(e) (f) (g) (j) (k)		2,343	234
Central Texas Regional Mobility Authority (Central Texas Regional Mobility Authority) Series 2020-A 5.00%, 01/01/2049		3,940	4,016,498
Series 2021-B 5.00%, 01/01/2046		4,600	4,737,361
City of Dallas Housing Finance Corp. (DHFC The Briscoe Apartments) Series 2022 Zero Coupon, 12/01/2062(b)		183,265	12,372,183
6.00%, 12/01/2062		20,940	19,657,211
City of Dallas Housing Finance Corp. (DHFC The Dylan Apartments) Series 2022 6.00%, 12/01/2062(b)		10,025	8,950,022
6.25%, 12/01/2054(b)		4,070	3,433,245
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2030		1,965	1,968,777
City of Houston TX (City of Houston TX) Series 2021-B 2.047%, 03/01/2033		2,495	2,151,037
2.147%, 03/01/2034		7,405	6,264,606

	Principal Amount (000)		U.S. $ Value

City of Houston TX Airport System Revenue (City of Houston TX Airport System Revenue) Series 2025-A 5.25%, 07/01/2036	$	1,250	$1,443,795
5.25%, 07/01/2037		4,000	4,578,700
5.25%, 07/01/2039		5,350	6,034,771
5.25%, 07/01/2040		4,000	4,474,899
AG Series 2023 5.25%, 07/01/2042		5,000	5,410,398
5.25%, 07/01/2043		5,000	5,352,859
5.25%, 07/01/2048		5,000	5,161,665
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029		13,920	13,938,260
Series 2018 5.00%, 07/15/2028		22,875	23,548,955
Series 2020 5.00%, 07/01/2027		1,750	1,779,528
5.00%, 07/15/2027		2,500	2,544,056
Series 2024-B 5.25%, 07/15/2033		1,350	1,461,936
5.25%, 07/15/2034		1,000	1,084,905
5.50%, 07/15/2036		17,505	19,155,259
5.50%, 07/15/2037		49,350	53,768,054
5.50%, 07/15/2038		16,940	18,353,662
5.50%, 07/15/2039		14,980	16,167,217
City of San Antonio TX Electric & Gas Systems Revenue (City of San Antonio TX Electric & Gas Systems Revenue) Series 2024-E 5.25%, 02/01/2049		10,000	10,646,843
Clifton Higher Education Finance Corp. (Valor Texas Education Foundation) Series 2023-A 5.50%, 06/15/2033(b)		975	1,003,524
6.00%, 06/15/2043(b)		3,365	3,370,067
6.00%, 06/15/2048(b)		5,125	4,865,704
6.25%, 06/15/2053(b)		5,800	5,578,877
Conroe Local Government Corp. (Conroe Local Govt Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2050		1,525	1,333,069
County of Harris TX Toll Road Revenue (County of Harris TX Toll Road Revenue) Series 2021 4.00%, 08/15/2050		23,100	21,523,508
Series 2024-A 4.00%, 08/15/2054		5,500	5,012,797
Dallas County Flood Control District No. 1 (Dallas County Flood Control District No. 1) Series 2015 5.00%, 04/01/2028(b)		1,255	1,255,566

	Principal Amount (000)		U.S. $ Value

Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2022-A 4.507%, 11/01/2051	$	2,000	$1,728,716
Series 2025-A 5.00%, 11/01/2033		25,095	28,552,065
5.00%, 11/01/2035		3,560	4,038,839
5.00%, 11/01/2036		8,780	9,862,659
5.25%, 11/01/2037		13,800	15,678,718
5.25%, 11/01/2038		12,400	14,004,028
5.25%, 11/01/2039		3,520	3,945,222
Dallas Metrocare Services (State of Texas) Series 2025 5.25%, 11/01/2065		10,000	10,387,003
Grand Parkway Transportation Corp. (Grand Parkway Transportation) Series 2018-A 5.00%, 10/01/2043		10,000	10,283,198
Series 2020 4.00%, 10/01/2045		14,600	13,876,865
Harris County Industrial Development Corp. (Energy Transfer LP) Series 2023 4.05%, 11/01/2050		24,195	24,992,472
Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-A Zero Coupon, 12/01/2042		2,000	903,282
Zero Coupon, 12/01/2051		11,540	2,765,315
Zero Coupon, 12/01/2054		3,340	671,270
Zero Coupon, 12/01/2056		17,105	3,065,924
Series 2022-B Zero Coupon, 12/01/2042		1,395	605,682
Zero Coupon, 12/01/2043		2,000	803,206
Zero Coupon, 12/01/2044		5,640	2,106,477
Zero Coupon, 12/01/2046		1,665	533,639
Zero Coupon, 12/01/2055		2,895	526,892
Zero Coupon, 12/01/2056		5,000	859,379
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2044		8,505	8,512,090
Lamar Consolidated Independent School District (Lamar Consolidated Independent School District) Series 2023-A 5.00%, 02/15/2058		10,185	10,434,470
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)		23,905	23,992,822
New Hope Cultural Education Facilities Finance Corp. (Army Retirement Residence Obligated Group) Series 2022 5.75%, 07/15/2052		4,490	4,507,356
6.00%, 07/15/2057		10,300	10,421,322

	Principal Amount (000)		U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Bella Vida Forefront Living Obligated Group) Series 2025 4.25%, 10/01/2030	$	3,000	$3,001,407
New Hope Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes Obligated Group) Series 2025 5.375%, 01/01/2060		2,500	2,461,196
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) Series 2023 0.00%, 12/31/2030(e) (f)		1,388	1,387,887
7.25%, 12/31/2030(e) (f)		7,820	7,820,000
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community Obligated Group) Series 2021 2.00%, 11/16/2061(e) (f) (h)		216	93,052
7.50%, 11/15/2036(e) (f)		50	50,000
7.50%, 11/15/2037(e) (f)		10	10,000
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(g)		19,015	19,018,698
New Hope Cultural Education Facilities Finance Corp. (Legacy at Midtown Park Obligated Group) Series 2018-A 5.50%, 07/01/2054		10,200	8,541,464
Series 2025 5.25%, 07/01/2032		2,150	2,192,198
6.75%, 07/01/2044		5,795	5,994,771
7.125%, 07/01/2056		2,890	2,947,071
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2040		790	771,240
5.00%, 01/01/2055		3,010	2,532,371
Series 2022 4.00%, 01/01/2047		4,575	3,492,264
4.25%, 01/01/2057		1,380	996,030
5.00%, 01/01/2057		2,950	2,445,825
New Hope Cultural Education Facilities Finance Corp. (New Hope Cultural Education Facilities Finance) Series 2025-A 6.50%, 10/01/2060		1,125	1,160,202
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven Forefront Living Obligated Group) Series 2022 6.875%, 10/01/2057		500	516,053

	Principal Amount (000)		U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 6.25%, 07/01/2045(b)	$	9,645	$9,647,085
6.50%, 07/01/2056(b)		25,080	24,699,582
Newark Higher Education Finance Corp. (Abilene Christian University) Series 2022 4.00%, 04/01/2057		10,000	8,216,708
North Texas Municipal Water District (North Texas Municipal Water District Buffalo Creek Wastewater Interceptor System) Series 2025 5.25%, 06/01/2055		11,950	12,393,485
North Texas Tollway Authority (North Texas Tollway System) Series 2017-B 5.00%, 01/01/2033		1,400	1,430,504
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 5.00%, 01/01/2039(b)		28,120	28,161,851
5.125%, 01/01/2044(b)		4,175	4,113,865
5.25%, 01/01/2054(b)		2,900	2,785,838
10.00%, 07/01/2026(b)		4,000	4,011,597
Port of Beaumont Navigation District (Jefferson Railport Terminal II) Series 2020 4.00%, 01/01/2050(b)		2,900	2,244,915
Series 2021 2.125%, 01/01/2028(b)		540	521,359
2.25%, 01/01/2029(b)		800	761,736
2.50%, 01/01/2030(b)		905	856,263
2.625%, 01/01/2031(b)		500	468,931
Rockwall Independent School District (Rockwall Independent School District) Series 2024 5.00%, 02/15/2054		10,000	10,334,998
San Antonio Water System (San Antonio Water System) Series 2022-B 5.25%, 05/15/2052		10,000	10,490,575
Tarrant County Cultural Education Facilities Finance Corp. (Ascension Health Credit Group) Series 2025 5.00%, 11/15/2051		11,640	13,397,739
Tarrant County Cultural Education Facilities Finance Corp. (Cumberland Rest Obligated Group) Series 2024 5.00%, 10/01/2044		1,175	1,194,812

	Principal Amount (000)		U.S. $ Value

Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles) 5.00%, 11/15/2030(e) (f) (j) (k)	$	3,273	$0
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2024-A 5.75%, 12/01/2054		4,679	4,038,280
Tarrant County Cultural Education Facilities Finance Corp. (Tarrant County Cultural Education Facilities Finance) 5.00%, 11/15/2045(e) (f) (j) (k)		2,896	0
5.25%, 11/15/2047(e) (f) (j) (k)		894	0
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources Obligated Group) Series 2025-A 5.00%, 11/15/2039		2,000	2,246,246
5.00%, 11/15/2055		12,000	12,271,406
5.50%, 11/15/2052		9,795	10,516,499
Texas Municipal Gas Acquisition & Supply Corp. III (Macquarie Group Ltd.) Series 2021 5.00%, 12/15/2029		4,710	5,026,840
5.00%, 12/15/2031		4,775	5,205,101
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054		1,660	1,772,295
Series 2023-B 5.50%, 01/01/2054		46,605	52,468,725
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055		60,170	65,101,443
Texas Municipal Gas Acquisition & Supply Corp. VI (Bank of America Corp.) Series 2025 5.00%, 01/01/2036		39,125	42,410,768
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2019 5.00%, 12/31/2031		5,000	5,389,022
Series 2023 5.50%, 12/31/2058		45,420	46,842,963
Texas Transportation Commission State Highway 249 System (Texas Transportation Commission State Highway 249 System) Series 2019 5.00%, 08/01/2057		56,130	56,588,414

	Principal Amount (000)		U.S. $ Value

Uptown Development Authority (City of Houston TX Reinvestment Zone No. 16) Series 2017-A 5.00%, 09/01/2035	$	1,015	$1,020,821

			1,117,239,714

Utah – 1.3%
Black Desert Public Infrastructure District (Black Desert Public Infrastructure District Black Desert Assessment Area No. 1) Series 2024 5.625%, 12/01/2053(b)		10,200	10,257,178
City of Salt Lake City UT Airport Revenue (City of Salt Lake City UT Airport Revenue) Series 2025-A 5.00%, 07/01/2035		1,695	1,943,105
5.00%, 07/01/2036		2,155	2,445,851
5.00%, 07/01/2037		3,320	3,734,054
5.00%, 07/01/2038		4,400	4,910,872
5.00%, 07/01/2039		9,000	9,973,919
5.00%, 07/01/2040		3,750	4,121,411
5.25%, 07/01/2041		7,900	8,783,841
5.25%, 07/01/2042		5,890	6,471,859
5.25%, 07/01/2043		6,525	7,077,033
5.50%, 07/01/2050		10,000	10,557,071
Downtown Revitalization Public Infrastructure District (City of Salt Lake City UT Revitalization Sales Tax Revenue) AG Series 2025 5.50%, 06/01/2055		23,000	24,568,096
Grapevine Wash Local District (Grapevine Wash Local District Assessment Area No. 1) Series 2024-A 5.25%, 12/01/2044(b)		12,300	12,183,119
Grapevine Wash Local District (Grapevine Wash Local District Residential Facilities Fee Revenue) Series 2024-A 6.00%, 03/01/2055(b)		16,200	15,745,119
MIDA Mountain Veterans Program Public Infrastructure District (MIDA Mountain Veterans Program Public Infrastructure District) Series 2024 5.00%, 06/01/2044(b)		1,000	1,003,758
5.20%, 06/01/2054(b)		4,435	4,355,744
Mida Mountain Village Public Infrastructure District (Mida Mountain Village Public Infrastructure District) Series 2025-1 5.75%, 06/01/2060(b)		1,650	1,670,108
Mida Mountain Village Public Infrastructure District (Military Installation Development Auth Military Recreation Fac Project Area) Series 2024-1 5.125%, 06/15/2054(b)		4,000	3,930,601

	Principal Amount (000)		U.S. $ Value

Series 2024-2 6.00%, 06/15/2054(b)	$	4,000	$4,095,624
Military Installation Development Authority (Military Installation Development Auth Military Recreation Fac Project Area) Series 2021-A 4.00%, 06/01/2052		5,000	4,063,254
Point Phase 1 Public Infrastructure District No. 1 (Point Phase 1 Public Infrastructure District No. 1) Series 2025 8.50%, 03/15/2055		11,402	11,491,904
Series 2025-A 0.00%, 03/01/2055(h)		1,000	807,057
5.125%, 03/01/2035		3,000	3,162,941
5.875%, 03/01/2045		3,345	3,457,696
6.125%, 03/01/2055		12,330	12,777,233
Utah Housing Corp. (255 State 4 LLC) Series 2020 4.58%, 01/01/2040(b) (h)		13,988	12,407,716
Utah Infrastructure Agency (Utah Infrastructure Agency) Series 2022 5.00%, 10/15/2032		1,000	1,083,857
5.00%, 10/15/2037		1,410	1,485,106
5.00%, 10/15/2046		3,570	3,536,212
Series 2023 5.625%, 10/15/2038		1,000	1,103,848
6.00%, 10/15/2047		2,765	2,985,261
Series 2024 5.00%, 10/15/2028		490	513,251
5.00%, 10/15/2029		515	547,815
5.00%, 10/15/2030		540	582,294
5.00%, 10/15/2031		570	622,041
5.00%, 10/15/2032		595	652,710
5.00%, 10/15/2033		625	690,106
5.00%, 10/15/2034		660	732,009
5.25%, 10/15/2036		535	592,739
5.25%, 10/15/2039		500	540,252
5.50%, 10/15/2044		1,050	1,096,771
5.50%, 10/15/2048		1,280	1,309,618
Series 2025 5.25%, 10/15/2037		5,870	6,413,695
5.25%, 10/15/2040		1,335	1,424,435
5.25%, 10/15/2049		1,780	1,776,691
Wakara Ridge Public Infrastructure District (Wakara Ridge Public Infrastructure District Wakara Ridge Assessment Area) Series 2025 5.625%, 12/01/2054(b)		2,000	2,035,570
Wohali Public Infrastructure District No. 1 (Wohali Public Infrastructure District No. 1 Assessment Area No. 1) Series 2023 7.00%, 12/01/2042(b)		6,443	5,346,291

	Principal Amount (000)		U.S. $ Value

Wolf Creek Infrastructure Financing District No. 1 (Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1) Series 2025 5.75%, 12/01/2044	$	8,900	$9,122,938

			230,189,674

Vermont – 0.1%
Vermont Economic Development Authority (Casella Waste Systems) Series 2018 4.625%, 04/01/2036(b)		1,100	1,117,531
Series 2022 5.00%, 06/01/2052(b)		3,750	3,792,163
Vermont Educational & Health Buildings Financing Agency (St. Michael’s College) Series 2023 5.25%, 10/01/2052(b)		3,000	2,412,625
5.50%, 10/01/2043(b)		2,500	2,264,117

			9,586,436

Virginia – 1.3%
Atlantic Park Community Development Authority (Atlantic Park Community Development Authority District) Series 2023 6.25%, 08/01/2045(b)		19,060	18,193,504
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.15%, 03/01/2035(b)		955	956,486
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2022 4.00%, 05/15/2042		5,065	5,027,671
Henrico County Economic Development Authority (Bon Secours Mercy Health) Series 2025 5.00%, 11/01/2048		11,900	12,318,685
Henrico County Economic Development Authority (Westminster-Canterbury Obligated Group) Series 2022 5.00%, 10/01/2052		4,500	4,505,534
James City County Economic Development Authority (Williamsburg Landing Obligated Group) Series 2024-A 6.875%, 12/01/2058		2,100	2,269,687
Powhatan County Economic Development Authority (Powhatan County Economic Development Authority) Series 2025 6.125%, 09/01/2060(b)		8,300	8,284,479
Tobacco Settlement Financing Corp./VA (Tobacco Settlement Financing Corp./VA) Series 2007-B1 5.00%, 06/01/2047		7,490	6,270,748

	Principal Amount (000)		U.S. $ Value

US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	$	16,440	$14,511,161
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 5.375%, 09/01/2029		3,000	3,034,650
7.00%, 09/01/2053		3,665	4,025,256
7.00%, 09/01/2059		7,050	7,708,140
Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(b)		1,500	1,139,690
5.25%, 07/01/2035(b)		1,200	1,047,874
Series 2015-A 5.00%, 07/01/2035(b)		1,500	1,284,439
5.00%, 07/01/2045(b)		1,610	1,223,267
Virginia College Building Authority (Regent University Obligated Group) Series 2021 4.00%, 06/01/2036		1,700	1,698,198
Series 2025 6.00%, 06/01/2050		1,245	1,314,743
6.00%, 06/01/2055		4,075	4,282,820
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 4.00%, 01/01/2040		3,000	2,930,717
4.00%, 07/01/2040		1,325	1,293,633
4.00%, 01/01/2048		3,435	2,982,453
5.00%, 07/01/2038		4,250	4,483,702
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo) Series 2022 4.00%, 01/01/2030		3,070	3,153,973
4.00%, 01/01/2033		7,500	7,718,104
4.00%, 07/01/2034		5,250	5,369,835
4.00%, 01/01/2035		2,550	2,599,361
4.00%, 07/01/2035		5,750	5,841,775
Virginia Small Business Financing Authority (I-66 Express Mobility Partners) Series 2017 5.00%, 12/31/2056		47,210	44,555,873
Virginia Small Business Financing Authority (LifeSpire of Virginia Obligated Group) Series 2024 4.50%, 12/01/2044		3,750	3,695,305
5.00%, 12/01/2034		4,835	5,299,815
5.00%, 12/01/2039		3,000	3,214,626
Virginia Small Business Financing Authority (National Senior Communities Obligated Group) Series 2020 4.00%, 01/01/2051		18,500	16,042,856
Virginia Small Business Financing Authority (P3 VB Holdings LLC) Series 2023 8.50%, 12/01/2052(b)		13,290	12,764,633

	Principal Amount (000)		U.S. $ Value

Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.307% (SOFR + 5.50%), 06/01/2029(d) (e) (f) (g)	$	20,870	$8,348,000
8.50%, 06/01/2042(e) (f) (g)		24,285	9,714,000

			239,105,693

Washington – 1.7%
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax) Series 2016-S 5.00%, 11/01/2046		10,170	11,451,081
Grays Harbor County Public Hospital District No. 1 (Grays Harbor County Public Hospital District No. 1) Series 2023 6.875%, 12/01/2049		3,000	3,306,316
6.875%, 12/01/2053		1,155	1,265,093
King County Public Hospital District No. 4 (King County Public Hospital District No. 4) Series 2025 6.625%, 12/01/2045		4,000	4,040,010
7.00%, 12/01/2060		29,545	30,071,690
Pend Oreille County Public Utility District No. 1 Box Canyon (Pend Oreille County Public Utility District No. 1 Box Canyon) Series 2018 5.00%, 01/01/2048		9,000	9,043,266
Port of Seattle WA (Port of Seattle WA) Series 2019 5.00%, 04/01/2044		15,295	15,578,127
Series 2022 5.50%, 08/01/2047		4,275	4,499,373
Series 2025-2 5.00%, 08/01/2046(b) (c)		12,550	12,807,323
5.25%, 07/01/2049(b) (c)		17,485	18,153,077
Vancouver Housing Authority (Vancouver Housing Authority) Series 2025 4.25%, 02/01/2038		18,260	18,953,548
Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group) Series 2017 5.00%, 08/15/2033		6,710	6,910,669
5.00%, 08/15/2035		5,750	5,901,423
5.00%, 08/15/2037		3,565	3,643,977
Series 2019-A 5.00%, 08/01/2037		2,000	2,112,124
5.00%, 08/01/2039		2,690	2,821,429
Series 2025 5.00%, 09/01/2044		1,850	1,950,266
5.50%, 09/01/2055		5,000	5,288,071

	Principal Amount (000)		U.S. $ Value

Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2025 4.00%, 03/01/2041	$	1,125	$1,120,164
5.00%, 03/01/2039		1,475	1,625,064
5.00%, 03/01/2040		2,670	2,904,724
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group) Series 2017-A 5.00%, 07/01/2035		2,350	2,400,261
Series 2017-B 5.00%, 07/01/2034		1,855	1,898,069
Series 2017A 5.00%, 07/01/2036		2,965	3,022,316
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities Dist Lodging Tax Revenue) Series 2021 4.00%, 07/01/2043		8,070	7,593,949
Washington State Housing Finance Commission (Josephine Caring Community Obligated Group) Series 2025 4.20%, 07/01/2030(b)		5,155	5,163,909
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2013 5.00%, 01/01/2028(b)		445	445,100
5.25%, 01/01/2043(b)		2,870	2,740,021
Series 2015 6.00%, 01/01/2045(b)		2,920	2,919,712
Series 2016 5.00%, 01/01/2031(b)		5,305	5,363,285
5.00%, 01/01/2036(b)		1,075	1,083,023
5.00%, 01/01/2046(b)		1,140	1,076,856
Series 2019-A 5.00%, 01/01/2034(b)		1,000	1,033,826
5.00%, 01/01/2049(b)		5,430	5,004,228
5.00%, 01/01/2055(b)		12,670	11,379,198
Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences) Series 2023 5.625%, 07/01/2038(b)		1,215	1,325,623
6.125%, 07/01/2053(b)		5,805	6,150,331
6.25%, 07/01/2059(b)		9,845	10,480,335
6.375%, 07/01/2063(b)		5,955	6,365,170
Washington State Housing Finance Commission (Spokane United Methodist Homes Obligated Group) Series 2020 5.00%, 01/01/2051(b)		2,000	1,786,258
5.00%, 01/01/2056(b)		2,500	2,193,396

	Principal Amount (000)		U.S. $ Value

Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	$	17,988	$17,640,536
Series 2021-1, Class X 0.727%, 12/20/2035(i)		13,745	508,965
Washington State Housing Finance Commission (WSHFC 2023-1) Series 2023-1, Class A 3.375%, 04/20/2037		30,794	29,426,367
Series 2023-1, Class X 1.495%, 04/20/2037(i)		67,820	6,452,057
Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 4.221%, 03/01/2050		11,002	10,835,758

			307,735,364

West Virginia – 0.3%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.50%, 06/01/2050(b)		1,000	799,248
Monongalia County Commission Excise Tax District (Monongalia County Commission Excise Tax District) Series 2023 0.00%, 06/01/2053(b) (h)		12,670	2,803,919
7.00%, 06/01/2043(b)		900	948,474
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.006%, 06/01/2040		2,150	1,796,288
4.875%, 06/01/2049		5,450	5,103,647
West Virginia Economic Development Authority (Appalachian Power Co.) Series 2024 3.375%, 03/01/2040		6,300	6,383,451
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(e) (f) (g)		31,250	18,750,000
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2023 4.375%, 06/01/2053		25,775	23,828,482

			60,413,509

Wisconsin – 5.9%
KDC Agribusiness LLC (KDC Agribusiness LLC) 12.00%, 09/14/2023(e) (j) (k) (l)		9,807	0

	Principal Amount (000)		U.S. $ Value

St. Croix Chippewa Indians of Wisconsin (St. Croix Chippewa Indians of Wisconsin) Series 2021 5.00%, 09/30/2041(b)	$	8,850	$8,243,382
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(b)		6,995	6,810,091
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.00%, 07/01/2035		5,350	5,512,449
5.875%, 07/01/2055		2,325	2,334,836
6.00%, 07/01/2060		7,000	7,061,230
Series 2025 6.625%, 07/01/2060		7,750	8,083,576
Wisconsin Health & Educational Facilities Authority (Forensic Science & Protective Medicine Collaboration) Series 2024 5.00%, 08/01/2027(b)		10,200	10,280,178
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2037		1,550	1,529,484
4.00%, 01/01/2057		11,815	9,200,457
Wisconsin Health & Educational Facilities Authority (Sanford Obligated Group) Series 2024 5.50%, 02/15/2054		10,000	10,457,495
AG Series 2020 3.00%, 02/15/2038		1,035	967,380
BAM Series 2024 4.50%, 02/15/2054		2,000	1,927,138
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner) Series 2022 4.625%, 03/15/2040(b)		2,510	2,286,967
Series 2022-A 3.875%, 12/01/2039(b)		11,525	10,463,613
Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 5.00%, 06/01/2049(b)		1,340	1,119,306
Wisconsin Public Finance Authority (Absolute Awakenings) Series 2025-A 7.00%, 01/01/2045(b)		7,160	7,545,524
7.25%, 01/01/2061(b)		12,430	12,975,873
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(b)		23,900	11,131,088

	Principal Amount (000)		U.S. $ Value

Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(b)	$	3,335	$3,078,522
Wisconsin Public Finance Authority (Blue Ridge Healthcare Obligated Group) Series 2020 4.00%, 01/01/2045		1,500	1,382,375
5.00%, 01/01/2038		550	579,185
5.00%, 01/01/2039		700	735,819
5.00%, 01/01/2040		500	522,819
Wisconsin Public Finance Authority (Carmelite System Obligated Group) Series 2020 5.00%, 01/01/2045		2,030	2,036,360
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(g)		57,000	52,684,809
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052		1,550	1,519,737
5.00%, 02/01/2062		21,165	20,554,070
5.50%, 02/01/2042(b)		5,950	6,233,288
5.75%, 02/01/2052(b)		16,500	16,795,096
6.00%, 02/01/2062(b)		20,960	21,502,472
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053(g)		14,895	14,971,949
8.125%, 07/01/2058(g)		14,900	14,994,619
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(b)		18,100	16,332,993
6.625%, 02/01/2046(b)		12,500	10,295,768
Wisconsin Public Finance Authority (Foundation Academy Charter School A NJ Nonprofit) Series 2024 5.00%, 07/01/2035(b)		700	742,939
5.00%, 07/01/2055(b)		4,500	4,087,748
5.00%, 07/01/2060(b)		3,550	3,163,507
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2042		3,450	3,358,069
5.00%, 05/01/2047		2,750	2,491,863
Wisconsin Public Finance Authority (Heritage Bend Project) Series 2025 Zero Coupon, 12/15/2042(b)		72,163	22,372,709

	Principal Amount (000)		U.S. $ Value

Wisconsin Public Finance Authority (Inperium Obligated Group) Series 2024 5.00%, 12/01/2034(b)	$	2,525	$2,675,486
5.50%, 12/01/2044(b)		5,000	5,087,064
5.75%, 12/01/2054(b)		4,350	4,383,323
Wisconsin Public Finance Authority (Kaiser Obligated Group) Series 2022-A 5.00%, 10/01/2052		10,000	10,092,737
Wisconsin Public Finance Authority (KSU Bixby Real Estate Foundation) Series 2025 5.25%, 06/15/2045		550	555,013
5.25%, 06/15/2055		1,000	1,002,283
5.50%, 06/15/2055		750	754,420
Wisconsin Public Finance Authority (Lackland Project) Series 2024 Zero Coupon, 02/01/2031		9,845	6,981,339
Wisconsin Public Finance Authority (Lehigh Valley Health Network) Series 2023 6.625%, 12/01/2032(b)		1,040	1,064,864
7.25%, 12/01/2042(b)		7,775	8,121,267
7.50%, 12/01/2052(b)		5,400	5,657,196
Wisconsin Public Finance Authority (McLemore Resort Manager) Series 2021 4.50%, 06/01/2056(b)		13,735	9,683,175
Wisconsin Public Finance Authority (Montgomery County Municipal Utility District Nos 123 & 153) Series 2024 Zero Coupon, 12/15/2034(b)		9,962	5,890,489
Wisconsin Public Finance Authority (National Senior Communities Obligated Group) Series 2022 4.00%, 01/01/2047		1,400	1,246,502
4.00%, 01/01/2052		2,350	2,011,575
Wisconsin Public Finance Authority (NC A&T Real Estate Foundation) Series 2024 5.25%, 06/01/2054		1,000	1,004,084
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(b)		2,717	2,091,971
Wisconsin Public Finance Authority (Pinecrest Academy of Nevada) Series 2024 4.25%, 07/15/2044(b)		2,350	2,126,790
Wisconsin Public Finance Authority (Prerefunded - US Treasuries) Series 2020 5.00%, 04/01/2030(b)		25	26,287
5.00%, 04/01/2040(b)		80	87,707

	Principal Amount (000)		U.S. $ Value

5.00%, 04/01/2050(b)	$	335	$367,271
Series 2022 4.00%, 04/01/2032(b)		15	15,551
4.00%, 04/01/2052(b)		40	43,024
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.50%, 07/01/2044		3,800	3,953,607
5.75%, 07/01/2049		19,030	19,863,514
5.75%, 07/01/2054		13,230	13,712,936
Wisconsin Public Finance Authority (QCF Behavioral Hospitals I Obligated Group) Series 2024 7.50%, 07/01/2059(b)		15,500	17,258,639
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042		13,000	13,474,683
5.25%, 03/01/2047		5,440	5,461,769
Wisconsin Public Finance Authority (RBS Evolution LLC) Series 2023 10.00%, 11/01/2038(b)		19,500	21,886,100
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2020 5.00%, 04/01/2030(b)		1,045	1,073,115
5.00%, 04/01/2040(b)		1,320	1,332,524
5.00%, 04/01/2050(b)		3,050	2,826,115
Series 2022 4.00%, 04/01/2052(b)		2,615	2,065,454
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(b)		29,090	20,581,361
Series 2022 4.00%, 06/01/2049(b)		3,870	2,884,010
Wisconsin Public Finance Authority (Seabury Retirement Community) Series 2015-A 5.00%, 09/01/2030(b)		545	545,436
Wisconsin Public Finance Authority (Signorelli Projects) Series 2024 5.375%, 12/15/2032(b)		6,183	6,182,615
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(b)		10,000	10,209,145
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2046		8,000	6,365,010

	Principal Amount (000)		U.S. $ Value

4.00%, 02/01/2051	$	11,500	$8,860,517
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 5.75%, 06/30/2060		103,650	107,340,707
5.75%, 12/31/2065		141,800	146,636,415
6.50%, 06/30/2060		25,065	27,671,294
6.50%, 12/31/2065(c)		99,680	110,044,866
Wisconsin Public Finance Authority (Triad Math & Science Academy) Series 2021 4.00%, 06/15/2051		6,415	4,972,540
Series 2022 5.00%, 06/15/2042		1,140	1,129,255
5.25%, 06/15/2052		1,610	1,499,514
5.375%, 06/15/2057		2,320	2,175,142
5.50%, 06/15/2050		640	618,926
5.50%, 06/15/2062		4,025	3,808,055
Series 2025 5.25%, 06/15/2045		2,275	2,218,919
5.25%, 06/15/2065		2,075	1,890,096
5.50%, 06/15/2055		1,200	1,157,782
Wisconsin Public Finance Authority (TrIPs Obligated Group) Series 2012-B 5.00%, 07/01/2042		5,000	5,001,804
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2039(b)		5,035	5,152,037
Wisconsin Public Finance Authority (UNC Health Appalachian Obligated Group) Series 2021 4.00%, 07/01/2046		1,100	878,300
Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2031(b)		2,450	2,465,348
4.00%, 12/01/2041(b)		2,770	2,565,503
4.00%, 12/01/2051(b)		6,475	5,265,958
Wisconsin Public Finance Authority (West 44th Avenue) Series 2025 5.00%, 01/01/2061		24,750	24,041,563
Wisconsin Public Finance Authority (WFCS Holdings II LLC) Series 2021-A1 5.00%, 01/01/2056(b)		4,915	4,061,042
Wisconsin Public Finance Authority (Wisconsin Public Finance Authority) 5.50%, 12/15/2038(b)		13,579	13,622,438

			1,042,090,255

Total Long-Term Municipal Bonds (cost $17,747,555,835)			17,525,786,052

	Principal Amount (000)		U.S. $ Value

Short-Term Municipal Notes – 0.7%
Colorado – 0.3%
Colorado State Education Loan Program (Colorado State Education Loan Program) Series 2026 5.00%, 06/30/2026	$	50,000	$50,562,410

Georgia – 0.1%
Cobb County School District (Cobb County School District) Series 2026 4.00%, 12/15/2026(a)		11,490	11,663,956

New York – 0.3%
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2025 3.26% (MUNIPSA + 0.98%), 05/01/2026(d)		52,700	52,700,000

Pennsylvania – 0.0%
Scranton-Lackawanna Health & Welfare Authority (Community Development Properties Scranton) Series 2025 6.25%, 08/01/2026(b)		175	175,292

Wisconsin – 0.0%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023(e) (g) (j) (k) (l)		21,900	0
Series 2023 15.00%, 04/30/2023(e) (g) (j) (k) (l)		4,895	49

			49

Total Short-Term Municipal Notes (cost $141,866,497)			115,101,707

Total Municipal Obligations (cost $17,889,422,332)			17,640,887,759

CORPORATES - NON-INVESTMENT GRADE – 0.0%
Financial Institutions – 0.0%
REITs – 0.0%
Bridgewater Castle Rock ALF LLC 9.50%, 02/28/2026(j) (k)		4,990	4,990,000

Industrial – 0.0%
Consumer Non-Cyclical – 0.0%
Buckingham Senior Living Community, Inc. Series 2025 12.00%, 03/31/2026(g) (j) (k)		5	5,094

Total Corporates - Non-Investment Grade (cost $4,995,000)			4,995,094

Company	Shares	U.S. $ Value

WARRANTS – 0.0%
Industrials – 0.0%
Construction & Engineering – 0.0%
DesertXpress Enterprises LLC, expiring 12/31/2026(e) (j) (k) (cost $0)	890,744	$1,336,116

PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Electric – 0.0%
AES Guayama Holdings 0.00% (e) (j) (k) (cost $5,885,339)	330,842	962,750

	Principal Amount (000)

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.0%
Non-Agency Fixed Rate CMBS – 0.0%
New Hampshire Business Finance Authority Series 2025-3, Class B 4.946%, 10/20/2042 (cost $870,340)	$1,196	876,884

	Shares

SHORT-TERM INVESTMENTS – 4.8%
Investment Companies – 4.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.54%(n) (o) (p) (cost $843,846,106)	843,846,106	843,846,106

Total Investments – 104.6% (cost $18,745,019,117)(q)		18,492,904,709
Other assets less liabilities – (4.6)%		(844,919,200)

Net Assets – 100.0%		$17,677,733,967

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 45, 5 Year Index, 12/20/2030*	(5.00)%	Quarterly	2.96%	USD	275,220	$(24,665,870)	$(18,169,992)	$(6,495,878)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	219,860	01/15/2028	1.230%	CPI#	Maturity	$46,012,916	$—	$46,012,916
USD	300,550	10/15/2028	CPI#	2.565%	Maturity	(402,755)	—	(402,755)
USD	265,880	01/15/2029	CPI#	3.390%	Maturity	(9,141,946)	—	(9,141,946)
USD	113,220	01/15/2029	CPI#	3.735%	Maturity	(281,166)	—	(281,166)
USD	79,070	01/15/2029	CPI#	3.331%	Maturity	(3,144,219)	—	(3,144,219)
USD	960,000	10/15/2029	2.485%	CPI#	Maturity	3,989,942	—	3,989,942
USD	742,122	10/15/2029	2.516%	CPI#	Maturity	1,966,416	—	1,966,416
USD	741,440	10/15/2029	2.451%	CPI#	Maturity	4,296,074	—	4,296,074
USD	741,438	10/15/2029	2.499%	CPI#	Maturity	2,577,290	—	2,577,290
USD	67,450	01/15/2030	1.572%	CPI#	Maturity	13,185,187	—	13,185,187
USD	67,450	01/15/2030	1.587%	CPI#	Maturity	13,083,545	—	13,083,545
USD	320,280	10/15/2030	CPI#	2.531%	Maturity	(394,918)	—	(394,918)
USD	93,000	01/15/2031	2.782%	CPI#	Maturity	7,410,270	—	7,410,270
USD	85,000	01/15/2031	2.680%	CPI#	Maturity	7,700,772	—	7,700,772
USD	52,820	01/15/2031	2.989%	CPI#	Maturity	3,025,427	—	3,025,427
USD	75,410	01/15/2032	CPI#	3.064%	Maturity	(3,150,619)	—	(3,150,619)
USD	52,000	04/15/2032	CPI#	2.909%	Maturity	(2,885,342)	—	(2,885,342)

						$83,846,874	$—	$83,846,874

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	258,455	10/15/2029	1 Day SOFR	3.814%	Annual	$3,247,054	$—	$3,247,054
USD	414,000	10/15/2030	1 Day SOFR	4.092%	Annual	10,634,495	—	10,634,495
USD	350,550	09/15/2031	1 Day SOFR	3.942%	Annual	6,326,415	(65,657)	6,392,072
USD	240,000	12/03/2031	1 Day SOFR	4.178%	Annual	7,465,700	—	7,465,700
USD	237,460	12/03/2031	1 Day SOFR	4.057%	Annual	5,825,558	—	5,825,558
USD	150,000	03/12/2032	1 Day SOFR	3.837%	Annual	1,343,972	—	1,343,972
USD	286,800	01/03/2033	1 Day SOFR	3.724%	Annual	1,019,599	—	1,019,599
USD	815,900	09/25/2035	3.587%	1 Day SOFR	Annual	17,857,973	—	17,857,973
USD	211,500	09/25/2035	3.510%	1 Day SOFR	Annual	6,015,308	—	6,015,308
USD	99,600	10/25/2035	3.521%	1 Day SOFR	Annual	2,726,442	—	2,726,442

						$62,462,516	$(65,657)	$62,528,173

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America NA	USD	10,000	05/06/2026	MMD 10 Year^	3.660%	Maturity	$868,093	$—	$868,093
Bank of America NA	USD	5,000	06/25/2026	MMD 10 Year^	3.570%	Maturity	360,443	—	360,443
Bank of America NA	USD	10,000	08/10/2026	MMD 10 Year^	3.580%	Maturity	678,182	—	678,182
Bank of America NA	USD	20,000	09/18/2026	MMD 5 Year^	2.480%	Maturity	25,352	—	25,352
Citibank NA	USD	52,610	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	2,523,091	—	2,523,091
JPMorgan Chase Bank NA	USD	10,000	04/23/2026	MMD 10 Year^	3.840%	Maturity	1,067,743	—	1,067,743
JPMorgan Chase Bank NA	USD	8,000	06/04/2026	MMD 10 Year^	3.690%	Maturity	690,874	—	690,874
JPMorgan Chase Bank NA	USD	10,000	12/02/2026	MMD 5 Year^	2.680%	Maturity	81,239	—	81,239
Morgan Stanley Capital Services LLC	USD	10,000	04/13/2026	MMD 10 Year^	3.890%	Maturity	1,135,601	—	1,135,601
Morgan Stanley Capital Services LLC	USD	10,000	05/29/2026	MMD 10 Year^	3.660%	Maturity	840,978	—	840,978
Morgan Stanley Capital Services LLC	USD	10,000	07/13/2026	MMD 5 Year^	2.930%	Maturity	259,418	—	259,418
Royal Bank of Canada	USD	2,000	09/18/2026	MMD 5 Year^	2.480%	Maturity	2,535	—	2,535
Royal Bank of Canada	USD	10,000	10/13/2026	MMD 5 Year^	2.610%	Maturity	65,515	—	65,515

							$8,599,064	$—	$8,599,064

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2026, the aggregate market value of these securities amounted to $4,637,149,707 or 26.2% of net assets.

(c)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund .
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2026.
(e)	Non-income producing security.
(f)	Defaulted.
(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 1.62% of net assets as of January 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.75%, 07/01/2030	05/16/2022	$1,555,637	$35,250	0.00%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	08/12/2020-07/20/2022	35,639,422	797,825	0.00%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2021-A 6.00%, 07/01/2051	07/21/2022	1,324,222	33,488	0.00%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Brazoria County Industrial Development Corp. (Brazoria County Industrial Development) 10.00%, 06/01/2042	06/08/2022	$9,187,032	$937	0.00%
Brazoria County Industrial Development Corp. (Brazoria County Industrial Development) 12.00%, 06/01/2043	06/05/2023	2,343,422	234	0.00%
Buckingham Senior Living Community, Inc. Series 2025 12.00%, 03/31/2026	12/18/2025	5,000	5,094	0.00%
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052	09/21/2023	1,155,343	1,108,057	0.01%
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046	01/10/2023	3,375,497	2,178,000	0.01%
Colorado Educational & Cultural Facilities Authority (STEAD School/The) Series 2023-A 7.00%, 07/01/2034	12/20/2023	18,215,000	18,954,014	0.11%
Colorado Educational & Cultural Facilities Authority (STEAD School/The) Series 2023-B 8.125%, 07/01/2028	12/20/2023	465,000	469,325	0.00%
County of Montgomery OH (County of Montgomery OH) 6.00%, 04/01/2038	09/15/2020	809,671	18,667	0.00%
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018-10/05/2020	4,854,561	95,052	0.00%
Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041	01/14/2021	19,316,163	16,651,500	0.09%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 3.00%, 06/01/2031	04/27/2023	624,645	565,130	0.00%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041	11/14/2023-03/07/2025	867,407	825,753	0.00%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2051	05/09/2023	$889,767	$717,712	0.00%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2056	04/17/2023-11/14/2023	1,442,468	1,194,232	0.01%
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2024 5.67%, 11/01/2038	10/19/2022	16,210,000	16,264,877	0.09%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039	03/28/2019-06/09/2022	29,065,730	1,515,250	0.01%
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.265%, 11/01/2046	06/24/2024	31,100,000	31,147,378	0.18%
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2049	10/29/2020	6,890,000	5,512,000	0.03%
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2055	10/29/2020	3,628,673	2,960,000	0.02%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 8.75%, 11/01/2032	11/25/2022	2,000,000	1,983,969	0.01%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042	11/25/2022-07/26/2024	5,451,515	5,309,041	0.03%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.50%, 11/01/2052	11/25/2022-06/13/2025	15,750,468	14,681,892	0.08%
Last Step Recycling LLC (Last Step Recycling LLC) 9.50%, 12/15/2028	03/26/2025-12/18/2025	6,937,111	6,937,111	0.04%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018	3,973,604	47,409	0.00%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029	12/13/2022	$14,345,914	$9,860,000	0.06%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023-07/30/2024	19,014,787	19,018,698	0.11%
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033	10/23/2020	3,805,000	761,000	0.00%
Pueblo Urban Renewal Authority (Pueblo Urban Renewal Authority) Series 2021 4.75%, 12/01/2045	03/24/2021-03/30/2021	8,044,312	7,481,355	0.04%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.00%, 06/01/2031	10/04/2022-04/17/2023	2,079,453	271,700	0.00%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040	06/16/2021-07/20/2022	5,930,103	671,000	0.00%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051	06/16/2021-10/20/2022	7,844,598	997,700	0.01%
State of Nevada Department of Business & Industry (Fulcrum Sierra Holdings) Series 2018 6.95%, 02/15/2038	08/24/2018	1,693,166	17	0.00%
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.307%, 06/01/2029	06/08/2022-07/29/2024	20,795,556	8,348,000	0.05%
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.50%, 06/01/2042	06/08/2022-07/29/2024	24,194,460	9,714,000	0.06%
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038	05/31/2023-10/22/2024	31,199,590	18,750,000	0.11%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	57,000,000	52,684,809	0.30%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053	07/10/2023	$14,895,000	$14,971,949	0.08%
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.125%, 07/01/2058	07/10/2023	14,900,000	14,994,619	0.08%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023	11/10/2022	21,900,000	0	0.00%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2023 15.00%, 04/30/2023	03/16/2023	4,895,000	49	0.00%

(h)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2026.
(i)	IO - Interest Only.
(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(k)	Fair valued by the Adviser.
(l)	Defaulted matured security.
(m)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2026.
(n)	The rate shown represents the 7-day yield as of period end.
(o)	Affiliated investments.
(p)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(q)

As of January 31, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $560,138,995 and gross unrealized depreciation of investments was $(663,775,170), resulting in net unrealized depreciation of $(103,636,175).

As of January 31, 2026, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.3% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

CME - Chicago Mercantile Exchange

COP – Certificate of Participation

MMD – Municipal Market Data

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

REIT – Real Estate Investment Trust

SD – School District

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

AB Municipal Income Shares

January 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$17,517,856,690	$7,929,362	(a)	$17,525,786,052
Short-Term Municipal Notes	—	115,101,658	49	(a)	115,101,707
Corporates – Non-Investment Grade	—	—	4,995,094		4,995,094
Warrants	—	—	1,336,116		1,336,116
Preferred Stocks	—	—	962,750		962,750
Commercial Mortgage-Backed Securities	—	876,884	—		876,884
Short-Term Investments	843,846,106	—	—		843,846,106

Total Investments in Securities	843,846,106	17,633,835,232	15,223,371	(a)	18,492,904,709
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	103,247,839	—		103,247,839
Centrally Cleared Interest Rate Swaps	—	62,462,516	—		62,462,516
Interest Rate Swaps	—	8,599,064	—		8,599,064
Liabilities:
Centrally Cleared Credit Default Swaps	—	(24,665,870)	—		(24,665,870)
Centrally Cleared Inflation (CPI) Swaps	—	(19,400,965)	—		(19,400,965)

Total	$843,846,106	$17,764,077,816	$15,223,371	(a)	$18,623,147,293

The Fund holds liabilities for floating rate note obligations which are not reflected in the table above. The fair value of the Fund’s liabilities for floating rate note obligations approximates their liquidation values. Floating rate note obligations are generally classified as level 2.

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended January 31, 2026 is as follows:

Fund	Market Value 04/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$187,362	$3,331,127	$2,674,643	$843,846	$5,775